THE AAL MUTUAL FUNDS
                                   PROSPECTUS
                                December 29, 1997


INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

The AAL Mutual Funds (the "Funds") are a series of separate mutual fund portfolios within a single Trust, each with a specific investment objective. The Funds offer investment opportunities to eligible Lutherans (including their families and their enterprises) and to members and employees of Aid Association for Lutherans ("AAL"). This prospectus describes Institutional shares for the following Funds:

EQUITY-ORIENTED FUNDS
--------------------------------------------------------------------------------

THE AAL SMALL CAP STOCK FUND
Investing in Small Company Stocks

THE AAL MID CAP STOCK FUND
Investing in Mid-Sized Company Stocks


THE AAL INTERNATIONAL FUND
Investing in Foreign Stocks


THE AAL CAPITAL GROWTH FUND
Investing in Large Company Stocks

THE AAL EQUITY INCOME FUND
(formerly known as The AAL Utilities Fund)
Investing in Income-Producing Equity Securities

THE AAL BALANCED FUND
Investing in Stocks, Bonds and Money Market Instruments

INCOME-ORIENTED FUNDS
--------------------------------------------------------------------------------

THE AAL HIGH YIELD BOND FUND
Investing in Below Investment Grade Bonds
THE AAL HIGH YIELD BOND FUND INVESTS PRIMARILY IN LOWER-RATED BONDS, COMMONLY KNOWN AS "JUNK BONDS." JUNK BONDS ARE
SUBJECT TO GREATER LOSS OF PRINCIPAL AND INTEREST. YOU SHOULD CAREFULLY ASSESS THE RISKS ASSOCIATED WITH AN INVESTMENT IN THIS FUND. SEE "THE AAL HIGH YIELD BOND FUND--INVESTMENT FACTORS
AND THE RISKS INVOLVED."

THE AAL MUNICIPAL BOND FUND
Investing in Investment Grade Municipal Securities

THE AAL BOND FUND
Investing in Investment Grade Bonds

THE AAL MONEY MARKET FUND
Investing in Money Market Instruments
THE U.S. GOVERNMENT NEITHER INSURES NOR GUARANTEES YOUR
INVESTMENT IN THE AAL MONEY MARKET FUND. ALSO, WE (THE AAL
MUTUAL FUNDS) DO NOT GIVE YOU ANY ASSURANCE THAT WE WILL BE
ABLE TO MAINTAIN A NET ASSET VALUE OF $1.00 PER SHARE FOR THE FUND.

The prospectus sets forth concisely the information about the Funds' Institutional shares that you ought to know before investing. Read it carefully and keep it for future reference. You can find more detailed information, including investment policies, techniques, restrictions and the risks associated with them, in the Statement of Additional Information ("SAI"), dated December 29, 1997. The SAI has been filed with the Securities and Exchange Commission ("SEC"). The SAI, along with the most recent AAL Mutual Funds Annual Report are incorporated in this prospectus by reference (which means that it is legally considered part of this prospectus even though you will not find it printed here). You can obtain a copy of the SAI and a copy of the annual report free by calling 800-553-6319 or writing The AAL Mutual Funds at 222 West College Avenue, Appleton, Wisconsin 54919-0007. The Telecommunications Device for the Deaf ("TDD") number is 800-684-3416. Class A and Class B shares for the Funds described in this prospectus are described in a separate prospectus. In addition, The AAL U.S. Government Zero Coupon Target Funds, Series 2001 and 2006 are described in a separate prospectus and are closed to additional investments.

LIKE ALL MUTUAL FUND SHARES, NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAVE APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

=======================================1========================================

             The AAL Mutual Funds Institutional Shares Prospectus

                                                   Table of Contents/Information
================================================================================


PROSPECTUS SUMMARY.........................................................

READING THE PROSPECTUS.....................................................

THE AAL SMALL CAP STOCK FUND...............................................
  Expense Summaries and Example............................................
  Financial Highlights.....................................................

THE AAL MID CAP STOCK FUND.................................................
  Expense Summaries and Example............................................
  Financial Highlights.....................................................

THE AAL INTERNATIONAL FUND.................................................
  Expense Summaries and Example............................................
  Financial Highlights.....................................................

THE AAL CAPITAL GROWTH FUND................................................
  Expense Summaries and Example............................................
  Financial Highlights.....................................................

THE AAL EQUITY INCOME FUND.................................................
  Expense Summaries and Example............................................
  Financial Highlights.....................................................

THE AAL BALANCED FUND......................................................
  Expense Summaries and Example............................................

THE AAL HIGH YIELD BOND FUND...............................................
  Expense Summaries and Example............................................
  Financial Highlights.....................................................

THE AAL MUNICIPAL BOND FUND................................................
  Expense Summaries and Example............................................
  Financial Highlights.....................................................

THE AAL BOND FUND..........................................................
  Expense Summaries and Example............................................
  Financial Highlights.....................................................

THE AAL MONEY MARKET FUND..................................................
  Expense Summaries and Example............................................
  Financial Highlights.....................................................

ADDITIONAL INVESTMENT FACTORS AND RISKS REGARDING
THE FUNDS..................................................................

RISKS OF INVESTING IN FOREIGN SECURITIES...................................

INVESTMENT RESTRICTIONS....................................................

BOARD OF TRUSTEES..........................................................

MANAGEMENT OF THE TRUST....................................................

BUYING INSTITUTIONAL SHARES IN THE FUNDS...................................

SELLING (REDEEMING) YOUR INSTITUTIONAL SHARES..............................

EXCHANGE PRIVILEGE.........................................................

NET ASSET VALUE (NAV)......................................................

DIVIDENDS, DISTRIBUTIONS AND TAXES.........................................

SHAREHOLDER MAINTENANCE AGREEMENT..........................................

YIELD AND PERFORMANCE INFORMATION..........................................

TRANSFER AGENT, CUSTODIANS AND INDEPENDENT
ACCOUNTANTS................................................................

ORGANIZATION AND DESCRIPTION OF SHARES.....................................

ASSET ALLOCATION...........................................................

QUESTIONS..................................................................

GLOSSARY OF IMPORTANT TERMS................................................

APPENDIX: SECURITIES RATINGS...............................................

=======================================1========================================

             The AAL Mutual Funds Institutional Shares Prospectus

Prospectus Summary
================================================================================


ORGANIZATION OF THE AAL MUTUAL FUNDS
--------------------------------------------------------------------------------

AAL Capital Management Corporation ("AAL CMC"), which is a Delaware corporation organized in 1986, is the investment adviser ("Adviser") and Distributor ("Distributor") for the Funds. As the Adviser, AAL CMC makes the investment decisions for the Funds. As the Distributor, AAL CMC sells the Funds' shares to investors. As of October 1, 1997, AAL CMC managed about $4.4 billion for the Funds.

AAL owns the outstanding stock in AAL CMC. AAL is a non-profit, non-stock membership organization, licensed to do business as a fraternal benefit society. AAL has a mission of bringing Lutherans and their families together to pursue quality living through financial security, volunteer action and help for others. AAL has about 1.7 million members and is one of the world's largest fraternal benefit societies in terms of assets and life insurance in force. AAL ranks in the top two percent of all life insurers in the U.S. in terms of ordinary life insurance (nearly $78 billion in force). AAL offers life, health and disability income insurance and fixed and variable annuities to its members. Members belong to one of over 9,500 local AAL branches throughout the U.S.

READING THE PROSPECTUS
--------------------------------------------------------------------------------

References to "you" and "your" in the prospectus refer to prospective investors or shareholders. References to "we," "us" or "our" refer to the Trust or the Funds and Fund management (the Adviser and/or Sub-Adviser for The AAL International Fund), Distributor, Administrator, Transfer Agent and Custodians) generally.

We have placed a glossary defining important terms at the end of this prospectus. If you are unsure of the meaning of any term in the prospectus, please check the glossary. We also have an Appendix to the prospectus that describes the Nationally Recognized Statistical Rating Organizations ("NRSROs") and their ratings for bonds and other debt and money market instruments. If you are unsure of a rating as described in the prospectus, please refer to the Appendix.

THE FUNDS
--------------------------------------------------------------------------------

In the prospectus, we provide you with information on: the investment objectives, policies and risks of investing in the Funds, how to buy and sell Institutional shares, management and services provided to the Funds and other information. For more information on the Funds' risks, please remember to read "Additional Investment Factors and Risks Involved" after reading the separate Fund descriptions. The table on page three summarizes the Funds available for your investment.


The prospectus describes a separate class of shares for each Fund, "Institutional" shares, for Lutheran organizations or enterprises with minimum initial investment in the Funds of $500,000. We designed Institutional shares to give Lutheran organizations and enterprises (non-natural persons) or financial institutions acting in a fiduciary or agency capacity for them, a convenient means of accumulating an interest in The AAL Mutual Funds. We did not design Institutional shares for individuals, their individual retirement accounts or trusts designed for the benefit of individuals. Investors in Institutional shares purchase shares at net asset value. They neither pay initial sales charges, redemption fees nor "12b-1 distribution or service fees."


We also offer Class A and Class B shares of the Funds. We describe Class A and Class B shares in a separate prospectus. Investors in Class A shares of the Funds pay a sales charge immediately upon purchase (front-end sales charge). Investors in Class B shares pay a sales charge when they redeem Class B shares held for less than five years (contingent deferred sales charge). In addition, investors pay "12b-1 fees" for Class A and Class B shares. 12b-1 fees are ongoing asset based fees that we charge for these shares pursuant to a plan to cover the costs of certain activities related to the distribution and service of these shares. The performance of the Funds' Class A, Class B and Institutional shares will vary based on differences in sales charges and fees. For more information on, and a prospectus for, the Funds' Class A and Class B shares, you may call the Mutual Funds Service Center at 800-553-6319.

=======================================2========================================

             The AAL Mutual Funds Institutional Shares Prospectus

                                                              Prospectus Summary
================================================================================

                          PRIMARY OBJECTIVE                     PRIMARY INVESTMENTS                 PRIMARY RISKS*
---------------------------------------------------------------------------------------------------------------------------------

THE AAL                   Long-Term Capital Growth              Small Company Stocks                Financial and Market
SMALL CAP STOCK FUND
---------------------------------------------------------------------------------------------------------------------------------
THE AAL                   Long-Term Capital Growth              Mid-Sized Company Stocks            Financial and Market
MID CAP STOCK FUND
---------------------------------------------------------------------------------------------------------------------------------
THE AAL                   Long-Term Capital Growth              Foreign Stocks                      Financial, Market and
INTERNATIONAL FUND                                                                                  Foreign Investment
---------------------------------------------------------------------------------------------------------------------------------
THE AAL                   Long-Term Capital Growth              Large Company Stocks                Financial and Market
CAPITAL GROWTH FUND
---------------------------------------------------------------------------------------------------------------------------------
THE AAL                   Current Income, Long-Term Income      Income-Producing Securities         Financial, Market and
EQUITY INCOME FUND        Growth and Capital Growth                                                 Interest Rate
---------------------------------------------------------------------------------------------------------------------------------
THE AAL                   Long-Term Total Return                Stocks, Bonds and Money             Financial, Market, Interest
BALANCED FUND                                                   Market Instruments                  Rate and Credit
---------------------------------------------------------------------------------------------------------------------------------
THE AAL                   High Current Income and Secondarily   Below Investment Grade Bonds        Interest Rate, Credit
HIGH YIELD BOND FUND      Capital Growth                                                            and Market
---------------------------------------------------------------------------------------------------------------------------------
THE AAL                   Current Income Exempt from            Investment Grade Municipal Bonds    Interest Rate and Credit
MUNICIPAL BOND FUND       Federal Taxes Consistent with
                          Capital Preservation
---------------------------------------------------------------------------------------------------------------------------------
THE AAL                   Current Income Consistent             Investment Grade Bonds              Interest Rate and Credit
BOND FUND                 with Capital Preservation
---------------------------------------------------------------------------------------------------------------------------------
THE AAL                   Current Income Consistent with        Money Market Instruments            Interest Rate
MONEY MARKET FUND         Liquidity and Capital Preservation
---------------------------------------------------------------------------------------------------------------------------------



                        *YOUR GUIDE TO RISK DISCLOSURE
--------------------------------------------------------------------------------

Credit Risk.............................................................................        Pages 14, 16, 18, 20, 22, 24

Financial Risk..........................................................................       Pages 4, 6, 10, 12, 14 and 38

Foreign Investment Risk.................................................................                              Page 9

Interest Rate Risk......................................................................       Pages 12, 14, 16, 18, 20, 22,

Market Risk.............................................................................  Pages 4, 6, 10, 13, 14, 16, 23, 39

=======================================3========================================

             The AAL Mutual Funds Institutional Shares Prospectus

  The AAL Small Cap Stock Fund
================================================================================


INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
The AAL Small Cap Stock Fund seeks long-term capital growth by investing primarily in a diversified portfolio of common stocks and securities convertible into common stocks, of small companies. By small companies we mean those with market capitalizations of less than $1 billion.

INVESTMENT POLICIES
--------------------------------------------------------------------------------
Under normal circumstances, we invest at least 65% of the Fund's total assets in stocks, not including convertible securities, of small companies. Generally, we focus on companies with market capitalizations ranging from $30 million to $600 million. Small companies tend to be substantially less-seasoned than companies listed in the S&P 500(R) or the S&P(R) MidCap 400 Index. Small cap companies trade in the over-the-counter market as well as on U.S. securities exchanges such as the New York Stock Exchange ("NYSE").

We may invest the remaining 35% of the Fund's total assets in any combination of additional small cap stocks, larger capitalization stocks and securities convertible into such stocks. We look for small companies (including companies initially offering their stocks to the public) that, in our opinion:

1) are in their early stages of development or positioned in new and emerging industries;
2)   have an opportunity for rapid growth;
3)   have capable management; and
4)   are financially sound.

Generally, the investing public does not know as much about or follow the stocks of small companies as compared to stocks of larger companies. As a result, small company stocks may provide greater opportunities for long-term capital growth as a result of the relative inefficiencies in the marketplace.

We tend to sell the stocks of companies when we think that other investments offer better opportunities. This tendency may, from time to time, cause the Fund to have short-term gains or losses.

ANNUAL ADVISORY FEE
--------------------------------------------------------------------------------
 .  0.75 of 1% on the first $200 million
 .  0.65 of 1% on the average daily net assets over $200 million

PORTFOLIO MANAGER
--------------------------------------------------------------------------------
Kevin Schmitting, CFA, has managed the day-to-day Fund investments since its inception on July 1, 1996. Mr. Schmitting also managed The AAL Mid Cap Stock Fund from November 1, 1995, through March 17, 1997. Prior to November 1, 1995, Mr. Schmitting served as investment director and in other investment capacities for the State of Wisconsin Investment Board beginning in 1984 through October 1995.

INVESTMENT FACTORS AND RISKS INVOLVED
--------------------------------------------------------------------------------
Financial Risk: Small, less-established companies may have relatively lower revenues, limited product lines, lack of management depth and a lower share of the market for their products or services than larger companies. Stocks of these companies present a greater risk of losing value than stocks of larger, more established companies.

Market Risk: Over time, the stock market tends to move in cycles, with periods when stock prices rise generally and periods when stock prices decline generally. Historically, small capitalization stocks have experienced more price volatility than mid-size and large capitalization stocks. Some of the reasons they have greater volatility include:

1)  less certain growth prospects of small firms;
2)  lower degree of liquidity in the markets for such stocks; and
3)  greater sensitivity of small companies to changing economic conditions.

As a result, the value of the Fund's investments tends to increase and decrease substantially more than the stock market in general, as measured by the S&P 500(R). You have a greater risk of losing your money invested in the Fund.

EXPENSE SUMMARIES AND EXAMPLE
--------------------------------------------------------------------------------
The following expense summaries and example should assist you in understanding the various recurring and non-recurring costs and expenses you may directly or indirectly incur with your investment in Institutional shares for The AAL Small Cap Stock Fund.

SHAREHOLDER TRANSACTION EXPENSES

Shareholder transaction expenses are charges you pay when you buy or sell shares of the Fund. You do not pay any charges when you buy or sell Institutional shares of the Fund.

=======================================4========================================

             The AAL Mutual Funds Institutional Shares Prospectus

                                                    The AAL Small Cap Stock Fund
================================================================================



SHAREHOLDER                          INSTITUTIONAL
TRANSACTION EXPENSES                 SHARES
--------------------------------------------------
Maximum sales charge                 None
imposed on purchases (as a
percentage of offering price)
--------------------------------------------------
Maximum sales charge                 None
imposed on reinvested
dividends (as a percentage of
net asset value)
--------------------------------------------------
Maximum deferred sales               None
charge (as a percentage of
net asset value)
--------------------------------------------------
Redemption fee (The Funds            None
currently charge $12.00 for
each wire redemption.)
--------------------------------------------------
Exchange fee                         None
==================================================


ANNUAL FUND OPERATING EXPENSES

The following table reflects an estimate of the annual operating expenses for the Fund's Institutional shares. Operating expenses are based on and expressed as a percentage of the Fund's average net assets. Annual operating expenses include a management fee paid to the Adviser and other expenses for maintaining shareholder records and furnishing shareholder services, statements and financial reports.

ANNUAL FUND OPERATING                INSTITUTIONAL
EXPENSES (AS A PERCENTAGE            SHARES
OF AVERAGE NET ASSETS)
--------------------------------------------------
Management fee                       .75%
--------------------------------------------------
12b-1 distribution and               None
service fees
--------------------------------------------------
Other expenses                       .21%
--------------------------------------------------
Total Fund Operating Expenses        .96%
==================================================

EXPENSE EXAMPLE

The following expense example shows the cumulative expenses attributable to a hypothetical $1,000 investment with an annual return of 5% compounded annually for the years shown.

EXPENSE                              INSTITUTIONAL
EXAMPLE                              SHARES
--------------------------------------------------
After 1 year                         $10
--------------------------------------------------
After 3 years                        $31
==================================================

You should use the expense example for comparison purposes only. It does not represent the Fund's actual expenses and returns, either past or future. Actual expenses may be greater or less than those shown.

=======================================5========================================

             The AAL Mutual Funds Institutional Shares Prospectus

  The AAL Mid Cap Stock Fund
================================================================================


INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
The AAL Mid Cap Stock Fund seeks long-term capital growth by investing primarily in a diversified portfolio of common stocks, and securities convertible into common stocks, of mid-sized companies. By mid-sized companies we mean those with market capitalizations ranging from $100 million to $5 billion.

INVESTMENT POLICIES
--------------------------------------------------------------------------------
Under normal circumstances, we invest at least 65% of the Fund's total assets in stocks, not including convertible securities, of mid-sized companies. Generally, we focus on companies with market capitalizations ranging from $400 million to $3.5 billion. Mid-sized companies tend to be smaller and less seasoned than companies listed in the S&P 500(R). These companies may trade in the over-the-counter market as well as on U.S. national securities exchanges.

We may invest the remaining 35% of the Fund's total assets in any combination of additional mid cap stocks, larger capitalization stocks and securities convertible into such stocks.

We look for mid-sized companies (including companies initially offering their stocks to the public) that, in our opinion:

1)  have prospects for growth in their sales and earnings;
2)  are in an industry with a good economic outlook;
3) have higher quality management and more management depth than small companies; and
4)  have a strong financial position.

We usually pick companies in the middle stages of their development. These companies tend to have established a record of profitability and possess a new technology, unique product or market niche.

We tend to sell stocks of companies when we think other investments offer better opportunities. Due to this policy, the Fund may from time to time have short-term gains or losses.

ANNUAL ADVISORY FEE
--------------------------------------------------------------------------------
 . 0.75 of 1% on the first $200 million
 . 0.65 of 1% on average daily net assets over $200 million

PORTFOLIO MANAGER
--------------------------------------------------------------------------------
Michael R. Hochholzer, CFA, has managed the day-to-day Fund investments since March 1997. Prior to managing the Fund, Mr. Hochholzer served as a securities analyst and portfolio manager for Aid Association for Lutherans, the parent company of AAL Capital Management Corporation from 1989.

INVESTMENT FACTORS AND RISKS INVOLVED
--------------------------------------------------------------------------------
Financial Risk: Stocks of mid-sized companies may present a greater risk of losing value than stocks of larger, more established companies, but may present less risk than stocks of smaller companies. Mid-sized companies tend to have relatively smaller revenues, narrower product lines, less management depth and smaller shares of the market for their products or services than large companies.

Market Risk: Over time, the stock market tends to move in cycles, with periods when stock prices rise generally and periods when stock prices decline generally. Due to the tendency for mid cap stocks to have less liquidity in the market than large company stocks, the value of the Fund's investments might increase and decrease more than the stock market in general, as measured by the S&P 500(R). You could lose money investing in the Fund.

EXPENSE SUMMARIES AND EXAMPLE
--------------------------------------------------------------------------------
The following expense summaries and example should assist you in understanding the various recurring and non-recurring costs and expenses you may directly or indirectly incur with your investment in Institutional shares for The AAL Mid Cap Stock Fund.

=======================================6========================================

             The AAL Mutual Funds Institutional Shares Prospectus

                                                    The AAL Mid Cap Stock Fund
================================================================================


SHAREHOLDER TRANSACTION EXPENSES

Shareholder transaction expenses are charges you pay when you buy or sell shares of the Fund. You do not pay any charges when you buy or sell Institutional shares of the Fund.


SHAREHOLDER                                                    INSTITUTIONAL
TRANSACTION EXPENSES                                           SHARES
------------------------------------------------------------------------------
Maximum sales charge                                           None
imposed on purchases (as a
percentage of offering price)
------------------------------------------------------------------------------
Maximum sales charge                                           None
imposed on reinvested
dividends (as a percentage of
net asset value)
------------------------------------------------------------------------------
Maximum deferred sales                                         None
charge (as a percentage of
net asset value)
------------------------------------------------------------------------------
Redemption fee (The Funds                                      None
currently charge $12.00 for
each wire redemption.)
------------------------------------------------------------------------------
Exchange fee                                                   None
==============================================================================



ANNUAL FUND OPERATING EXPENSES


The following table reflects annual operating expenses for the Fund's Institutional shares. Operating expenses are based on and expressed as a percentage of the Fund's average net assets. Annual operating expenses include a management fee paid to the Adviser and other expenses for maintaining shareholder records and furnishing shareholder services, statements and financial reports.


ANNUAL FUND OPERATING                                          INSTITUTIONAL
EXPENSES (AS A PERCENTAGE                                      SHARES
OF AVERAGE NET ASSETS)
------------------------------------------------------------------------------
Management fee                                                 .69%
------------------------------------------------------------------------------
12b-1 distribution and                                         None
service fees
------------------------------------------------------------------------------
Other expenses                                                 .09%
==============================================================================
Total Fund Operating Expenses                                  .78%
==============================================================================

EXPENSE EXAMPLE

The following expense example shows the cumulative expenses attributable to a hypothetical $1,000 investment with an annual return of 5% compounded annually for the years shown.

EXPENSE                                                        INSTITUTIONAL
EXAMPLE                                                        SHARES
------------------------------------------------------------------------------
After 1 year                                                   $8
------------------------------------------------------------------------------
After 3 years                                                  $25
==============================================================================

You should use the expense example for comparison purposes only. It does not represent the Fund's actual expenses and returns, either past or future. Actual expenses may be greater or less than those shown.

================================================================================
             The AAL Mutual Funds Institutional Shares Prospectus

The AAL International Fund
================================================================================


INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

The Fund seeks long-term capital growth by investing primarily in a diversified portfolio of foreign stocks.


INVESTMENT POLICIES
--------------------------------------------------------------------------------

Under normal circumstances, we invest at least 65% of the Fund's total assets in foreign stocks primarily traded in at least three countries, not including the United States. We may not invest more than 25% of the Fund's assets in any one country. We do not have any other limitations on how much of its assets it may invest in securities primarily traded in any one country.

We focus on stocks primarily trading in the United Kingdom, Western Europe, Australia, Far East, Latin America and Canada. Many of these markets are mature, while others are emerging (for example, Indonesia and Argentina). We do not have any limits on the extent to which we can invest in either mature or emerging markets. We may invest up to 100% of the Fund's total assets in emerging markets. We have listed the countries and their classifications as mature or emerging in the Statement of Additional Information. From time to time, we may invest in securities trading in other countries not listed here or in the Statement of Additional Information.

Typically, we consider an issuer as domiciled in a particular country if it:

1) is incorporated under the laws of that country;
2) has at least 50% of the value of its assets located in that country; and
3) derives at least 50% of its income from operations or sales in that country.

For issuers that do not meet the above domicile criterion, we make a good-faith determination based on such factors as the location of issuer's assets, personnel, sales and earnings.

We may invest the remaining 35% of the Fund's total assets in: additional foreign stocks; U.S. stocks; structured notes and/or preferred stocks; and up to 20% of the Fund's total assets in U.S. and foreign bonds and other debt obligations, including lower-rated debt, commonly referred to as "junk bonds" (i.e., securities rated BB or lower by Standard & Poor's Corporation or Ba or lower by Moody's Investor Services, Inc.) and unrated securities.

We do not place any restrictions on the debt ratings of securities acquired or the portion of the Fund's assets we may invest in a particular rating category for the Fund.

Pending the investment of cash from new sales or to meet ordinary daily cash needs, we may hold cash temporarily (U.S. dollars, foreign currencies or multinational foreign currency units) for the Fund. We may invest any portion of the Fund's total assets in money market instruments.


ANNUAL ADVISORY FEE
--------------------------------------------------------------------------------

 . 0.80 of 1% on average daily net assets


ANNUAL SUB-ADVISORY FEE
--------------------------------------------------------------------------------

 . 0.55 of 1% on average daily net assets (payable from the 0.80% Annual Advisory Fee paid to the Adviser)



SUB-ADVISER
--------------------------------------------------------------------------------

We have hired a sub-adviser ("Sub-Adviser"), Societe Generale Asset
Management Corp. ("SoGen"), who, under our direction and control, makes the day-to-day investment decisions for the Fund. SoGen, 1221 Avenue of the Americas, New York, New York 10020, is a registered investment adviser that is indirectly owned by Societe Generale, one of France's largest banks. Under the Sub-Advisory Agreement, the Sub-Adviser for the Fund, subject to our (the Adviser and Board of Trustees for the Fund) direction and control determines which securities to purchase and sell for the Fund, arranges the purchases and sales for the Fund, and renders other assistance to us in formulating and implementing the investment program for the Fund.


PORTFOLIO MANAGER
--------------------------------------------------------------------------------

Jean-Marie Eveillard has managed the day-to-day Fund investments since its inception on August 1, 1995. Mr. Eveillard has served as SoGen's President and Director since April 1990.


Investment Factors and Risks Involved
--------------------------------------------------------------------------------


Foreign Investment Risk: In addition to the risks of investing in stocks of different sized companies, as highlighted in our other stock fund offerings (financial and market risks), investors face particular risks associated with foreign investing. Foreign investment risks include currency, liquidity, political, economic and market risks, as well as risks associated with governmental regulation and nonuniform corporate disclosure standards. We may invest from 0% to 100% of the Fund's net assets in emerging growth countries, which may entail more risk than investing in mature countries. The greater the percentage of net assets the Fund invests in emerging countries, the greater the risks to


================================================================================
             The AAL Mutual Funds Institutional Shares Prospectus

                                                    The AAL International Fund
================================================================================


your investment. You may lose money investing in this Fund.


EXPENSE SUMMARIES AND EXAMPLE
--------------------------------------------------------------------------------

The following expense summaries and example should assist you in understanding the various recurring and non-recurring costs and expenses you may directly or indirectly incur with your investment in Institutional shares for The AAL International Fund.

SHAREHOLDER TRANSACTION EXPENSES

Shareholder transaction expenses are charges you pay when you buy or sell shares of the Fund. You do not pay any charges when you buy or sell Institutional shares of the Fund.


SHAREHOLDER                                                    INSTITUTIONAL
TRANSACTION EXPENSES                                           SHARES
------------------------------------------------------------------------------
Maximum sales charge                                           None
imposed on purchases (as a
percentage of offering price)
------------------------------------------------------------------------------
Maximum sales charge                                           None
imposed on reinvested
dividends (as a percentage of
net asset value)
------------------------------------------------------------------------------
Maximum deferred sales                                         None
charge (as a percentage of
net asset value)
------------------------------------------------------------------------------
Redemption fee (The Funds                                      None
currently charge $12.00 for
each wire redemption.)
------------------------------------------------------------------------------
Exchange fee                                                   None
==============================================================================


ANNUAL FUND OPERATING EXPENSES


The following table reflects annual operating expenses paid by the Fund. The annual operating expenses include a management fee paid to the Adviser and other expenses for maintaining shareholder records and furnishing shareholder services, statements and financial reports. On December 1, 1997, we reduced the advisory fee for this Fund. The table has been restated to reflect this reduced advisory fee as though it had been in effect for the entire fiscal year.


ANNUAL FUND OPERATING                                          INSTITUTIONAL
EXPENSES (AS A PERCENTAGE                                      SHARES
OF AVERAGE NET ASSETS)
------------------------------------------------------------------------------
Management fee                                                 0.80%
------------------------------------------------------------------------------
12b-1 distribution and                                         None
service fees
------------------------------------------------------------------------------
Other expenses                                                 .23%
==============================================================================
Total Fund Operating Expenses                                  1.03%
==============================================================================

EXPENSE EXAMPLE

The following expense example shows the cumulative expenses attributable to a hypothetical $1,000 investment with an annual return of 5% compounded annually for the years shown.

EXPENSE                                                        INSTITUTIONAL
EXAMPLE                                                        SHARES
------------------------------------------------------------------------------

After 1 year                                                   $13
------------------------------------------------------------------------------
After 3 years                                                  $40
==============================================================================



You should use the expense example for comparison purposes only. It does not represent the Fund's actual expenses and returns, either past or future. Actual expenses may be greater or less than those shown.

================================================================================
             The AAL Mutual Funds Institutional Shares Prospectus

The AAL Capital Growth Fund
================================================================================


INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
The AAL Capital Growth Fund seeks long-term capital growth by investing primarily in a diversified portfolio of common stocks and securities convertible into common stocks.

INVESTMENT POLICIES
--------------------------------------------------------------------------------
Under normal circumstances, we invest at least 65% of the Fund's total assets in common stocks, not including convertible securities. Generally, we focus on dividend-paying stocks issued by companies with earnings growth per share higher than earnings growth per share of the S&P 500(R). In selecting stocks, we look for quality, operating growth predictability and financial strength.

We may invest the remaining 35% of the Fund's total assets in additional common stocks, preferred stocks and bonds. The Fund does not invest in bonds for capital growth or for long time periods. We limit our investments in convertible securities to no more than 5% of the Fund's net assets.

ANNUAL ADVISORY FEE
--------------------------------------------------------------------------------
 . 0.70 of 1% on the first $250 million
 . 0.65 of 1% on the next $250 million
 . 0.575 of 1% on the next $500 million
 . 0.50 of 1% on average daily net assets over $1 billion

PORTFOLIO MANAGER
--------------------------------------------------------------------------------
Frederick L. Plautz has managed the day-to-day Fund investments since November 1, 1995. Prior to managing the Fund, Mr. Plautz served as vice president and portfolio manager for Federated Investors from 1990 through October 1995.

INVESTMENT FACTORS AND RISKS INVOLVED
--------------------------------------------------------------------------------
Financial Risk: Many factors affect an individual company's performance, such as management or the demand for a company's products or services and company performance affects the value of stocks in the Fund's portfolio.

Market Risk: Over time, the stock market tends to move in cycles, with periods when stock prices rise generally and periods when stock prices decline generally. The value of the Fund's investments may increase and decrease more than the stock market in general, as measured by the S&P 500(R). You could lose money investing in the Fund.

EXPENSE SUMMARIES AND EXAMPLE
--------------------------------------------------------------------------------
The following expense summaries and example should assist you in understanding the various recurring and non-recurring costs and expenses you may directly or indirectly incur with your investment in Institutional shares for The AAL Capital Growth Fund.

SHAREHOLDER TRANSACTION EXPENSES
--------------------------------------------------------------------------------
Shareholder transaction expenses are charges you pay when you buy or sell shares of the Fund. You do not pay any charges when you buy or sell Institutional shares of the Fund.


SHAREHOLDER                                         INSTITUTIONAL
TRANSACTION EXPENSES                                SHARES
--------------------------------------------------------------------------------
Maximum sales charge                                None
imposed on purchases (as a
percentage of offering price)
--------------------------------------------------------------------------------
Maximum sales charge                                None
imposed on reinvested
dividends
--------------------------------------------------------------------------------
Maximum deferred sales charge                       None
--------------------------------------------------------------------------------
Redemption fee (The Funds                           None
currently charge $12.00 for
each wire redemption.)
--------------------------------------------------------------------------------
Exchange fee                                        None
================================================================================


=====================================10=========================================
             The AAl Mutual Funds Institutional Shares Prospectus

                                                     The AAL Capital Growth Fund
================================================================================


ANNUAL FUND OPERATING EXPENSES


The following table reflects annual operating expenses for the Fund's Institutional shares. Operating expenses are based on and expressed as a percentage of the Fund's average net assets. Annual operating expenses include a management fee paid to the Adviser and other expenses for maintaining shareholder records and furnishing shareholder services, statements and financial reports.


ANNUAL FUND OPERATING                               INSTITUTIONAL
EXPENSES (AS A PERCENTAGE                           SHARES
OF AVERAGE NET ASSETS)
--------------------------------------------------------------------------------
Management fee                                      .58%
--------------------------------------------------------------------------------
12b-1 distribution and                              None
service fees
--------------------------------------------------------------------------------
Other expenses                                      .05%
--------------------------------------------------------------------------------
Total Fund Operating Expenses                       .63%
================================================================================

EXPENSE EXAMPLE

The following expense example shows the cumulative expenses attributable to a hypothetical $1,000 investment with an annual return of 5% compounded annually for the years shown.

EXPENSE                                             INSTITUTIONAL
EXAMPLE                                             SHARES
--------------------------------------------------------------------------------
After 1 year                                        $7
--------------------------------------------------------------------------------
After 3 years                                       $21
================================================================================

YOU SHOULD USE THE EXPENSE EXAMPLE FOR COMPARISON PURPOSES ONLY. IT DOES NOT REPRESENT THE FUND'S ACTUAL EXPENSES AND RETURNS, EITHER PAST OR FUTURE. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

======================================11========================================

             The AAl Mutual Funds Institutional Shares Prospectus

The AAL Equity Income Fund
================================================================================


INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
The AAL Equity Income Fund seeks current income, long-term income growth and capital growth by investing primarily in a diversified portfolio of income-producing equity securities. By "income-producing equity securities," we mean equity securities, including securities exchangeable or convertible into equity securities, that offer dividend yields that exceed the average dividend yields on stocks comprising the S&P 500(R).

INVESTMENT POLICIES
--------------------------------------------------------------------------------
Under normal circumstances, we invest at least 65% of the Fund's total assets in income-producing equity securities. We may invest the remainder of the Fund's total assets, in whole or in part, in additional income-producing equity securities, bonds and commercial paper.

In selecting equity securities for the Fund, we look for companies that:

1)    have a good growth rate and return on capital;
2)    have favorable aspects for future growth and dividends;
3)    are financially sound;
4)    have high-quality management; and
5)    are in a favorable competitive environment.

We buy bonds, including convertible securities, if, at the time of purchase at least two NRSROs have rated them investment grade; or, if unrated, we have determined them to be of investment grade. We may invest up to 5% of the Fund's total assets in such securities rated below investment grade. We buy commercial paper rated in the top two categories by an NRSRO. We may buy unrated commercial paper, if we determine the commercial paper is investment grade.

Although we do not intend to do so at this time, we may invest up to 15% of the Fund's net assets in securities located outside the United States. Without regard to the 15% limitation, we may invest in foreign securities domestically through depository receipts (i.e., American Depository Receipts ("ADRs")) and securities of foreign issuers traded on a U.S. national securities exchange or the NASDAQ National Market System.

We expect to realize income from dividends earned on equity investments and interest earned on debt securities. We seek capital appreciation by attempting to select income-producing equity securities that we believe are under-priced relative to the securities of companies with comparable fundamentals.

ANNUAL ADVISORY FEE
--------------------------------------------------------------------------------
 . 0.50 of 1% on the first $250 million
 . 0.45 of 1% on average daily net assets over $250 million

PORTFOLIO MANAGER
--------------------------------------------------------------------------------
Lewis Alexander Bohannon, CFA, has managed the day-to-day Fund investments since November 1, 1995. From 1980 through 1994, Mr. Bohannon was at Cigna Corporation, serving as managing director and portfolio manager from 1990 to 1994.

INVESTMENT FACTORS AND RISKS INVOLVED
--------------------------------------------------------------------------------
Although we intend to diversify the Fund's investments in securities across many different industries, income-producing equity securities tend to be more prevalent in some market sectors than others. The higher dividend yielding securities included in the S&P 500(R) are found primarily in the services (communications and retail), energy, utilities, financial services and consumer noncyclical and cyclical market sectors. Accordingly, our investments for the Fund may tend to emphasize certain market sectors more than others.

FINANCIAL RISK: THE MARKET SECTORS in which companies tend to issue income-producing equity securities usually have high operating, interest and other regulatory expenses, such as the public utilities industry. Also, some of these sectors are maturing, meaning that growth is peaking. Companies in these market sectors often use their profits or paying higher dividends rather than reinvesting for company growth. As a result, income-producing equity securities typically have lower capital growth potential than equity securities in other sectors. Capital growth for many income-producing equity securities typically corresponds to the company's competitive position, in particular its capability to capture market share from its competitors.

Interest Rate Risk: Like bonds, changes in the level of interest rates affect the value of income-producing equity securities and the value of the Fund as a whole.

Market Risk: Market cycles affect all equity securities over time, with periods when stock prices rise generally and periods when stock prices decline generally. However, income-producing equity securities may rise less and fall less than the market as a whole because of the higher income component of these securities. You still could lose money investing in the Fund.

=========================================12=====================================

             The AAl Mutual Funds Institutional Shares Prospectus

                                                      The AAL Equity Income Fund
================================================================================


TRANSITIONAL RESTRUCTURING OF INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------
As of September 1, 1997, the Fund seeks to achieve its objective by investing in income-producing equity securities in a variety of industries rather than by concentrating investments in the public utilities industry. Over a period of six months to one year from September 1, 1997, we plan to sell some utilities positions in favor of non-utilities positions to reduce the Fund's concentration in, and exposure to, the utilities industry. This gradual reduction in the level of concentration in utilities will give us the flexibility to spread the recognition of capital gains over more than one tax year, if it is desirable to do so. Because companies in the utilities industry still tend to offer higher dividends on their equity securities than companies in other industries, reducing our concentration in this industry may reduce the dividend yield on the Fund, and therefore current income in the short term.

For information on risks associated with concentrating in utilities securities during the transitional period, please see "Additional Investment Factors and Risks Regarding the Funds."

EXPENSE SUMMARIES AND EXAMPLE
--------------------------------------------------------------------------------
The following expense summaries and example should assist you in understanding the various recurring and non-recurring costs and expenses you may directly or indirectly incur with your investment in Institutional shares for The AAL Equity Income Fund.

SHAREHOLDER TRANSACTION EXPENSES
Shareholder transaction expenses are charges you pay when you buy or sell shares of the Fund. You do not pay any charges when you buy or sell Institutional shares of the Fund.

SHAREHOLDER                                                      INSTITUTIONAL
TRANSACTION EXPENSES                                             SHARES
--------------------------------------------------------------------------------
Maximum sales charge                                             None
imposed on purchases (as a
percentage of offering price)
--------------------------------------------------------------------------------
Maximum sales charge                                             None
imposed on reinvested
dividends (as a percentage of
net asset value)
--------------------------------------------------------------------------------
Maximum deferred sales                                           None
charge (as a percentage of
net asset value)
--------------------------------------------------------------------------------
Redemption fee (The Funds                                        None
currently charge $12.00 for
each wire redemption.)
--------------------------------------------------------------------------------
Exchange fee                                                     None
================================================================================

ANNUAL FUND OPERATING EXPENSES


The following table reflects an annual operating expenses for the Fund's Institutional shares. Operating expenses are based on and expressed as a percentage of the Fund's average net assets. Annual operating expenses include a management fee paid to the Adviser and other expenses for maintaining shareholder records and furnishing shareholder services, statements and financial reports.


ANNUAL FUND OPERATING                                            INSTITUTIONAL
EXPENSES (AS A PERCENTAGE                                        SHARES
OF AVERAGE NET ASSETS)
--------------------------------------------------------------------------------
Management fee                                                   .50%
--------------------------------------------------------------------------------
12b-1 distribution and                                           None
service fees
--------------------------------------------------------------------------------
Other expenses                                                   .12%
--------------------------------------------------------------------------------
Total Fund Operating Expenses                                    .62%
================================================================================

EXPENSE EXAMPLE
The following expense example shows the cumulative expenses attributable to a hypothetical $1,000 investment with an annual return of 5% compounded annually for the years shown.

EXPENSE                                                          INSTITUTIONAL
EXAMPLE                                                          SHARES
--------------------------------------------------------------------------------
After 1 year                                                     $6
--------------------------------------------------------------------------------
After 3 years                                                    $20
================================================================================

You should use the expense example for comparison purposes only. It does not represent the Fund's actual expenses and returns, either past or future. Actual expenses may be greater or less than those shown.

======================================13========================================

             THE AAL MUTUAL FUNDS INSTITUTIONAL SHARES PROSPECTUS

The AAL Balanced Fund
================================================================================


INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
The AAL Balanced Fund seeks long-term total return through a balance between income and the potential for long-term capital growth by investing primarily in a diversified portfolio of common stocks, bonds and money market instruments. We select these investments consistent with the investment policies of The AAL Capital Growth, Bond and Money Market Funds, respectively.

INVESTMENT POLICIES
--------------------------------------------------------------------------------
Under normal circumstances, we invest 50 to 60% of the Fund's total assets in common stocks, 30 to 40% in fixed-income securities and 0 to 20% in money market instruments. We will, however, at all times maintain an investment mix within the following ranges:

1)   35 to 75% common stocks;
2)   25 to 50% in fixed-income securities; and
3)   0 to 40% in money market
instruments.
We select investments for The AAL Balanced Fund in the following three market sectors:

1)   common stocks, including the
     securities in which The AAL Capital Growth Fund may invest;
2) bonds and other debt securities with maturities generally exceeding one year, including securities in which The AAL Bond Fund may invest; and
3)   money market instruments and
     other debt securities with maturities generally not exceeding 397 days, including the securities in which The AAL Money Market Fund may invest.



We periodically review and adjust the mix of investments among three market sectors to capitalize on potential variations in returns produced by the interaction of changing financial markets and economic conditions. Changes in the investment mix may occur several times within a year or over several years depending on market and economic conditions.

ANNUAL ADVISORY FEE
--------------------------------------------------------------------------------
 . 0.60 of 1% on average daily net assets

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------
Frederick L. Plautz, manager of The AAL Capital Growth Fund and Michael R. Hilt, manager of The AAL Bond and Money Market Funds, will serve as co-managers of the Fund.

INVESTMENT FACTORS AND RISKS INVOLVED
--------------------------------------------------------------------------------
STOCK INVESTMENTS

Financial Risk: Many factors affect an individual company's performance, such as management or the demand for a company's products or services and company performance affects the value of stocks in the Fund's portfolio.

Market Risk: Over time, the stock market tends to move in cycles, with periods when stocks prices rise generally and periods when stocks prices decline generally. The value of the Fund's investments may increase or decrease more than the stock market in general, as measured by the S&P 500(R). Since we invest 35 to 75% of the Fund's assets in stocks, fluctuating stock prices will have a significant impact on the Fund's value (the price of the Fund's shares). You could lose money investing in the Fund.

BOND AND MONEY MARKET INSTRUMENT INVESTMENTS

Interest Rate Risk: Changes in interest rate levels affect the value of bonds and money market instruments in the portfolio and the value of the Fund as a whole.

Credit Risk: The creditworthiness
of bond issuers will affect the value of their bonds and money market instruments, which may decline during the Fund's holding periods and affect the value of the Fund as a whole.

======================================14========================================

             THE AAL MUTUAL FUNDS INSTITUTIONAL SHARES PROSPECTUS

                                                           The AAL Balanced Fund
================================================================================


ASSET ALLOCATION
We may shift the portfolio's asset mix of stocks, bonds and money market instruments based on existing or anticipated market conditions. The returns you receive will depend on how we have allocated the Fund's investments across these asset categories. As the allocation fluctuates over time your returns will fluctuate.

The Fund seeks total return, consisting of capital appreciation, current income and long-term income growth, by following an asset allocation strategy. The Fund, however, may not achieve as high a level of either capital appreciation or income as a Fund that has only one of these as a primary objective.

EXPENSE SUMMARIES AND EXAMPLE
--------------------------------------------------------------------------------
The following expense summaries and example should assist you in understanding the various recurring and non-recurring costs and expenses you may directly or indirectly incur with your investment in Institutional shares for The AAL Balanced Fund.

SHAREHOLDER TRANSACTION EXPENSES
Shareholder transaction expenses are charges you pay when you buy or sell shares of the Fund. You do not pay any charges when you buy or sell Institutional shares of the Fund.


SHAREHOLDER                                                 INSTITUTIONAL
TRANSACTION EXPENSES                                        SHARES
--------------------------------------------------------------------------------
Maximum sales charge                                        None
imposed on purchases (as a
percentage of offering price)
--------------------------------------------------------------------------------
Maximum sales charge                                        None
imposed on reinvested
dividends (as a percentage of
net asset value)
--------------------------------------------------------------------------------
Maximum deferred sales                                      None
charge (as a percentage of
net asset value)
--------------------------------------------------------------------------------
Redemption fee (The Funds                                   None
currently charge $12.00 for
each wire redemption.)
--------------------------------------------------------------------------------
Exchange fee                                                None
================================================================================

ANNUAL FUND OPERATING EXPENSES
The following table reflects annual operating expenses for the Fund's Institutional shares. Operating expenses are based on and expressed as a percentage of the Fund's average net assets. Annual operating expenses include a management fee paid to the Adviser and other expenses for maintaining shareholder records and furnishing shareholder services, statements and financial reports.


ANNUAL FUND OPERATING                                            INSTITUTIONAL
EXPENSES (AS A PERCENTAGE                                        SHARES
OF AVERAGE NET ASSETS)
--------------------------------------------------------------------------------
Management fee                                                   .60%
--------------------------------------------------------------------------------
12b-1 distribution and                                           None
service fees
--------------------------------------------------------------------------------
Other expenses (after
expense reimbursement)                                           .40%
--------------------------------------------------------------------------------
Total Fund Operating Expenses*                                   1.00%
================================================================================


*The Adviser will reimburse "Total Fund Operating Expenses" in excess of 1.00% at least through fiscal year end.


EXPENSE EXAMPLE
The following expense example shows the cumulative expenses attributable to a hypothetical $1,000 investment with an annual return of 5% compounded annually for the years shown.

EXPENSE                                                     INSTITUTIONAL
EXAMPLE                                                     SHARES
--------------------------------------------------------------------------------
After 1 year                                                $9
--------------------------------------------------------------------------------
After 3 years                                               $30
================================================================================

You should use the expense example for comparison purposes only. It does not represent the Fund's actual expenses and returns, either past or future. Actual expenses may be greater or less than those shown.

======================================15========================================

             THE AAL MUTUAL FUNDS INSTITUTIONAL SHARES PROSPECTUS

The AAL High Yield Bond Fund
================================================================================


INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
The AAL High Yield Bond Fund seeks high current income and secondarily capital growth by investing primarily in a diversified portfolio of high risk, high yield bonds commonly referred to as "junk bonds." The Fund actively seeks to achieve the secondary objective of capital growth to the extent it is consistent with the primary objective of high current income.

INVESTMENT POLICIES
--------------------------------------------------------------------------------
Under normal circumstances, we invest at least 65% of the Fund's total assets in high yield bonds. By high yield bonds, we mean debt securities rated below investment grade by a NRSRO, such as Ba or lower by Moody's Investors Services, Inc. ("Moody's") or BB or lower by Standard & Poor's Ratings Group ("S&P"), or, if unrated, of comparable quality as we determine. Please refer to the Appendix for information on NRSROs and their credit ratings. We define high yield bonds to include: fixed, variable, floating rate and deferred interest debt obligations; zero coupon bonds; pay-in-kind bonds; asset and mortgage-backed debt obligations; structured debt obligations; and convertible bonds.

We invest the remaining 35% of the Fund's total assets in any combination of:
1)   additional high yield bonds;
2)   investment grade bonds;
3)   common and preferred stocks (including structured preferred stocks); and
4) securities issued or guaranteed by the U.S. government, its agencies or instrumentalities ("U.S. Government Obligations").

We may invest up to 20% of the Fund's net assets in bonds of foreign issuers.

In evaluating the quality of a particular high yield bond for investment in the Fund, we do not rely exclusively on ratings assigned by the NRSROs. In appropriate circumstances, we perform our own credit analysis. We consider the issuer's:

1)   financial resources;
2)   operating history;
3)   sensitivity to economic conditions and trends;
4)   management's abilities;
5)   debt maturity schedules;
6)   borrowing requirements; and
7) relative values based on anticipated cash flow, interest and asset coverages and earnings prospects.

We attempt to identify those issuers of high yield bonds whose financial condition is adequate to meet future obligations, has improved or is expected to improve in the future. However, we do not have restrictions on the rating level of the securities in the Fund's portfolio and may purchase and hold securities in default.

ANNUAL ADVISORY FEE
--------------------------------------------------------------------------------
 . 0.60 of 1% on average daily net assets

PORTFOLIO MANAGER
--------------------------------------------------------------------------------
Dave Carroll, CFA, has managed the day-to-day Fund investments since its inception on January 8, 1997. Prior to managing the Fund, he served as an analyst and trader for Cargill Financial Services from January through September 1996. From 1986 to August 1995 he was a second vice president and portfolio manager for Fortis Advisers, Inc.

INVESTMENT FACTORS AND RISKS INVOLVED
--------------------------------------------------------------------------------
Interest Rate Risk: Changes in interest rate levels affect the value of the bonds in the portfolio and the value of the Fund as a whole.

Credit Risk: The primary risk of investing in the high yield sector is the credit risk. Bonds rated below investment grade have greater risks of default than investment grade bonds and, may in fact, be in default.

Market Risk: Frequently, high yield bonds have a less liquid resale market than the market for investment grade bonds. In some cases, these bonds have no resale market at all. As a result, we may have difficulty valuing portfolio securities, choosing the securities to sell to meet redemption requests and/or selling or disposing of portfolio securities on favorable terms.

The high yield market has in the past, and may in the future, experience market risk due to adverse publicity and investor perceptions, whether or not based on fundamental analysis, decreasing market values and liquidity, especially on the lesser traded issues. In the past, Congress has attempted restricting the advantages of high yield bonds and similar attempts could occur in the future.

======================================16========================================

             THE AAL MUTUAL FUNDS INSTITUTIONAL SHARES PROSPECTUS

                                                    The AAL High Yield Bond Fund
================================================================================

The monthly weighted average composition of the Fund's portfolio for the period from inception on January 8, 1997, through the end of the fiscal year on April 30, 1997, was:

INVESTMENT GRADE    PERCENTAGE
                    OF PORTFOLIO
--------------------------------
BB                  25.0%
------------------------------
B                   73.0%
------------------------------
CCC                 1.0%
------------------------------
CC                  0%
------------------------------
C                   0%
------------------------------
D                   0%
------------------------------
Non-rated           1.0%
------------------------------
Subtotal            100%
------------------------------
U.S. governments,   0%
equities and others
------------------------------

EXPENSE SUMMARIES AND EXAMPLE
--------------------------------------------------------------------------------
The following expense summaries and example should assist you in understanding the various recurring and non-recurring costs and expenses you may directly or indirectly incur with your investment in Institutional shares for The AAL High Yield Bond Fund.

SHAREHOLDER TRANSACTION EXPENSES

Shareholder transaction expenses are charges you pay when you buy or sell shares of the Fund. You do not pay any charges when you buy or sell Institutional shares of the Fund.

SHAREHOLDER                       INSTITUTIONAL
TRANSACTION EXPENSES              SHARES
-----------------------------------------------
Maximum sales charge              None
imposed on purchases (as a
percentage of offering price)
-----------------------------------------------
Maximum sales charge              None
imposed on reinvested
dividends (as a percentage of
net asset value)
-----------------------------------------------
Maximum deferred sales            None
charge (as a percentage of
net asset value)
-----------------------------------------------
Redemption fee (The Funds         None
currently charge $12.00 for
each wire redemption.)
-----------------------------------------------
Exchange fee                      None
-----------------------------------------------

ANNUAL FUND OPERATING EXPENSES


     The following table reflects annual operating expenses for the Fund's Institutional shares. Operating expenses are based on and expressed as a percentage of the Fund's average net assets. Annual operating expenses include a management fee paid to the Adviser and other expenses for maintaining shareholder records and furnishing shareholder services, statements and financial reports. We are reimbursing the Fund's expenses to maintain "Total Fund Operating Expenses" at .75% or lower for Institutional shares. Percentages shown for "Other Expenses" are based on amounts incurred in the prior fiscal year. Without the expense reimbursements, "Total Fund Operating Expenses" are estimated to be 1.03%. We anticipate these reimburesements continuing through fiscal year end.

ANNUAL FUND OPERATING             INSTITUTIONAL
EXPENSES (AS A PERCENTAGE         SHARES
OF AVERAGE NET ASSETS)
------------------------------------------------
Management fee                    .60%
------------------------------------------------
12b-1 distribution and            None
service fees
------------------------------------------------
Other expenses
(after reimbursements)            .15%
------------------------------------------------
Total Fund Operating Expenses
(after reimbursements)            .75%




EXPENSE EXAMPLE

The following expense example shows the cumulative expenses attributable to a hypothetical $1,000 investment with an annual return of 5% compounded annually for the years shown.

EXPENSE         INSTITUTIONAL
EXAMPLE         SHARES
-----------------------------
After 1 year    $8
-----------------------------
After 3 years   $25
-----------------------------
You should use the expense example for comparison purposes only. It does not represent the Fund's actual expenses and returns, either past or future. Actual expenses may be greater or less than those shown.

======================================17========================================
             THE AAL MUTUAL FUNDS INSTITUTIONAL SHARES PROSPECTUS

The AAL Municipal Bond Fund
================================================================================

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

The AAL Municipal Bond Fund seeks a high level of current income exempt from federal income taxes, consistent with capital preservation by investing primarily in a diversified portfolio of municipal securities.

INVESTMENT POLICIES
--------------------------------------------------------------------------------

Under normal circumstances, we invest at least 80% of the Fund's net assets in municipal bonds where the income is exempt from federal income tax. Of the 80% invested in municipal bonds, we invest at least 75% of them in bonds rated within the three highest rating categories assigned by at least one NRSRO at the time of purchase.

State and local governments and municipalities issue municipal bonds to raise money for a variety of public purposes, including general financing for state and local governments or financing for specific projects or public facilities. A municipality may issue municipal bonds in anticipation of future revenues from a specific municipal project (revenue bonds), or backed by the full taxing power of a municipality (general obligation bonds), or from the revenues of a specific project on the credit of a private organization (industrial development bonds). Federal law generally exempts the interest paid on municipal bonds from federal income taxes.

We may invest 25% or more of the Fund's total assets in industrial development bonds. The Fund tries not to invest more than 25% of its total assets in municipal bonds that are so closely related that an economic, business or political development affecting one bond could also affect the others.

We may purchase certain tax-exempt bonds that involve a private purpose. The interest paid on these private activity bonds are subject to the alternative minimum tax ("AMT paper"). We limit our purchases of AMT paper to 25% of the Fund's total assets.

ANNUAL ADVISORY FEE
--------------------------------------------------------------------------------
 . 0.50 of 1% on the first $250 million
 . 0.45 of 1% on average daily net assets over $250 million.

PORTFOLIO MANAGER
--------------------------------------------------------------------------------
Duane A. McAllister, CFA, has managed the day-to-day Fund investments since April 1994. Prior to joining AAL Capital Management Corporation on November 1, 1995, he managed the Fund while serving as vice president of Duff & Phelps Investment Management Co. For the five-year period before managing the Fund, Mr. McAllister managed portfolios for the Northern Trust Company and First National Bank and Trust in Rockford, Illinois.

INVESTMENT FACTORS AND RISKS INVOLVED
--------------------------------------------------------------------------------
Interest Rate Risk: Changes in interest rate levels affect the value of the bonds in the portfolio and the value of the Fund as a whole.

Credit Risk: The creditworthiness of bond issuers will affect the value of their bond, which may decline during the Fund's holding periods and affect the value of the Fund as a whole.

Tax Rates: Changes in federal income tax rates may affect both the net asset value and the Fund's taxable equivalent interest.

EXPENSE SUMMARIES AND EXAMPLE
--------------------------------------------------------------------------------
The following expense summaries and example should assist you in understanding the various recurring and non-recurring costs and expenses you may directly or indirectly incur with your investment in Institutional shares for The AAL Municipal Bond Fund.

======================================18========================================
             THE AAL MUTUAL FUNDS INSTITUTIONAL SHARES PROSPECTUS

                                                     The AAL Municipal Bond Fund
================================================================================

SHAREHOLDER TRANSACTION EXPENSES

Shareholder transaction expenses are charges you pay when you buy or sell shares of the Fund. You do not pay any charges when you buy or sell Institutional shares of the Fund.


SHAREHOLDER                   INSTITUTIONAL
TRANSACTION EXPENSES          SHARES
--------------------------------------------
Maximum sales charge          None
imposed on purchases (as a
percentage of offering price)
--------------------------------------------
Maximum sales charge          None
imposed on reinvested
dividends (as a percentage of
net asset value)
--------------------------------------------
Maximum deferred sales        None
charge (as a percentage of
net asset value)
--------------------------------------------
Redemption fee (The Funds     None
currently charge $12.00 for
each wire redemption.)
--------------------------------------------
Exchange fee                  None
--------------------------------------------


ANNUAL FUND OPERATING EXPENSES


The following table reflects annual operating expenses paid by the Fund. The annual operating expenses include a management fee paid to the Adviser, 12b-1 distribution and service fees and other expenses for maintaining shareholder records and furnishing shareholder services, statements and financial reports. On September 1, 1997, we reduced the advisory fee for this Fund. The table has been restated to reflect this reduced advisory fee as though it had been in effect for the entire fiscal year.


ANNUAL FUND OPERATING          INSTITUTIONAL
EXPENSES (AS A PERCENTAGE      SHARES
OF AVERAGE NET ASSETS)
--------------------------------------------
Management fee                 .46%
--------------------------------------------
12b-1 distribution and         None
service fees
--------------------------------------------
Other expenses                 .07%
--------------------------------------------
Total Fund Operating Expenses  .53%
--------------------------------------------

EXPENSE EXAMPLE

The following expense example shows the cumulative expenses attributable to a hypothetical $1,000 investment with an annual return of 5% compounded annually for the years shown.

EXPENSE         INSTITUTIONAL
EXAMPLE         SHARES
-----------------------------
After 1 year    $6
-----------------------------
After 3 years   $17
-----------------------------
You should use the expense example for comparison purposes only. It does not represent the Fund's actual expenses and returns, either past or future. Actual expenses may be greater or less than those shown.

======================================19========================================
               THE AAL MUTUAL FUNDS INSTITUTIONAL SHARES PROSPECTUS

The AAL Bond Fund
================================================================================

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
The AAL Bond Fund seeks a high level of current income, consistent with capital preservation by investing primarily in a diversified portfolio of investment grade bonds.

INVESTMENT POLICIES
--------------------------------------------------------------------------------
Under normal circumstances, we invest at least 65% of the Fund's total assets in:
1) bonds of U.S. and foreign issuers payable in U.S. dollars rated within the four highest rating categories by at least two NRSROs at the time of purchase; and

2) bonds or other securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, primarily those securities supported by the full faith and credit of the U.S. Treasury.

We may invest the remaining 35% of the Fund's total assets in:

1) privately issued or guaranteed mortgage-related securities rated within the four highest categories by at least two NRSROs or unrated mortgage-related securities, if we determine at the time of purchase these securities have credit equal to these ratings;

2) commercial paper in the highest rating category by an NRSRO, or commercial paper issued or guaranteed by a corporation who has outstanding debt rated in the two highest categories by an NRSRO at the time of purchase;

3) bank obligations, including repurchase agreements, of banks having total assets in excess of $1 billion; and

4) corporate obligations, including variable rate master notes, rated in the two highest categories by an NRSRO, or issued by a corporation whose outstanding debt has an equal or better rating at the time of purchase.

Although we have no restrictions on the maturity of the debt securities in the portfolio, generally we maintain a weighted average effective maturity of between 5 and 10 years. We use the effective maturity of a debt security in calculating weighted average effective maturity, which takes into account projected prepayments, call dates, put dates and sinking funds, if any, that reduce the stated maturity date on the bond.

We anticipate that during normal market conditions the average portfolio maturity of the Fund will not exceed 20 years. We use the stated final maturity date of a security in calculating average maturity, notwithstanding earlier call dates and possible prepayments.

ANNUAL ADVISORY FEE
--------------------------------------------------------------------------------
 . 0.50 of 1% on the first $250 million
 . 0.45 of 1% on average daily net assets over $250 million

PORTFOLIO MANAGER
--------------------------------------------------------------------------------
Michael R. Hilt, CFA, has managed the day-to-day Fund investments since November 1, 1995. From April 1994 through August 1995, Mr. Hilt served as portfolio manager and quantitative analyst for Conseco Capital Management, Inc. From August 1992 through April 1994, he served as a portfolio manager and quantitative analyst for PPM America, Inc. Mr. Hilt also manages The AAL Money Market Fund.

INVESTMENT FACTORS AND RISKS INVOLVED
--------------------------------------------------------------------------------
Interest Rate Risk: Changes in interest rate levels affect the value of the bonds in the portfolio and the value of the Fund as a whole.

Credit Risk: The creditworthiness of bond issuers will affect the value of their bonds, which may decline during the Fund's holding periods and affect the value of the Fund as a whole.

EXPENSE SUMMARIES AND EXAMPLE
--------------------------------------------------------------------------------
The following expense summaries and example should assist you in understanding the various recurring and non-recurring costs and expenses you may directly or indirectly incur with your investment in Institutional shares for The AAL Bond Fund.

SHAREHOLDER TRANSACTION EXPENSES

Shareholder transaction expenses are charges you pay when you buy or sell shares of the Fund. You do not pay any charges when you buy or sell Institutional shares of the Fund.


SHAREHOLDER                    INSTITUTIONAL
TRANSACTION EXPENSES           SHARES
--------------------------------------------------------------------------------
Maximum sales charge           None
imposed on purchases (as a
percentage of offering price)
--------------------------------------------------------------------------------
Maximum sales charge           None
imposed on reinvested
dividends (as a percentage of
net asset value)
--------------------------------------------------------------------------------
Maximum deferred sales         None
charge (as a percentage of
net asset value)
--------------------------------------------------------------------------------
Redemption fee (The Funds      None
currently charge $12.00 for
each wire redemption.)
--------------------------------------------------------------------------------
Exchange fee                   None
--------------------------------------------------------------------------------


======================================20========================================
             THE AAL MUTUAL FUNDS INSTITUTIONAL SHARES PROSPECTUS

                                                               THE AAL BOND FUND
================================================================================


ANNUAL FUND OPERATING EXPENSES


The following table reflects annual operating expenses paid by the Fund. The annual operating expenses include a management fee paid to the Adviser, 12b-1 distribution and service fees and other expenses for maintaining shareholder records and furnishing shareholder services, statements and financial reports. On September 1, 1997, we reduced the advisory fee for this Fund. The table has been restated to reflect this reduced advisory fee as though it had been in effect for the entire fiscal year.


ANNUAL FUND OPERATING              INSTITUTIONAL
EXPENSES (AS A PERCENTAGE          SHARES
OF AVERAGE NET ASSETS)
------------------------------------------------
Management fee                     .48%
------------------------------------------------
12b-1 distribution None            None
service fees
------------------------------------------------
Other expenses                     .06%
------------------------------------------------
Total Fund Operating Expenses      .54%
------------------------------------------------

EXPENSE EXAMPLE

The following expense example shows the cumulative expenses attributable to a hypothetical $1,000 investment with an annual return of 5% compounded annually for the years shown.

EXPENSE             INSTITUTIONAL
EXAMPLE             SHARES
---------------------------------
After 1 year        $6
---------------------------------
After 3 years       $18
---------------------------------

You should use the expense example for comparison purposes only. It does not represent the Fund's actual expenses and returns, either past or future. Actual expenses may be greater or less than those shown.

======================================21========================================

             The AAL Mutual Funds Institutional Shares Prospectus

  THE AAL MONEY MARKET FUND
================================================================================


INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

The AAL Money Market Fund seeks a high level of current income, consistent with liquidity and the preservation of capital, by investing in a diversified portfolio of high-quality, short-term money market instruments.

INVESTMENT POLICIES
--------------------------------------------------------------------------------

We invest in short-term money market instruments for the Fund, such as:

1) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities;
2) certificates of deposit, bankers acceptances and similar obligations of U.S. banks, savings associations, foreign branches of U.S. banks and domestic branches of foreign banks, which have total assets of more than $1 billion at the time of purchase, and who are members of the Federal Deposit Insurance Corporation ("FDIC");
3) commercial paper that at the time of purchase is defined as "First Tier" or "Second Tier" by the Investment Company Act of 1940, as long as we do not invest more than 5% of the Fund's total assets in Second Tier commercial paper; and
4) corporate obligations, including variable rate master notes that at the time of purchase are in one of the two highest categories of a NRSRO, or, if unrated, issued by a corporation with outstanding debt that has an equivalent or better rating at the time of purchase.

We make investments for the Fund consistent with Rule 2a-7 under the Investment Company Act of 1940. As such, we invest in securities maturing in 397 days or less and maintain a dollar-weighted average portfolio maturity of not more than 90 days. By limiting the maturity of the Fund's investments, we seek to lessen the changes in asset values caused by fluctuations in short-term interest rates. To the extent it is practical, we try to maintain a constant net asset value per share of $1.00 for the Fund.

We may purchase participation interests (interests in securities held by others) in securities we are authorized to invest for the Fund as described above.

The U.S. government neither insures nor guarantees the investments in this Fund.

ANNUAL ADVISORY FEE
--------------------------------------------------------------------------------

 . 0.50 of 1% on the first $500 million
 . 0.45 of 1% on average daily net assets over $500 million

PORTFOLIO MANAGER
--------------------------------------------------------------------------------

Michael R. Hilt, CFA, has managed the day-to-day Fund investments since November 1, 1995. From April 1994 through August 1995, Mr. Hilt served as portfolio manager and quantitative analyst for Conseco Capital Management, Inc. From August 1992 through April 1994, he served as a portfolio manager and quantitative analyst for PPM America, Inc.

INVESTMENT FACTORS AND RISKS INVOLVED
--------------------------------------------------------------------------------

Interest Rate Risk: Changes in interest rate levels affect the yield.

Credit Risk: The Fund carries the risk that the creditworthiness of some securities issuers may decline during the Fund's holding period.

EXPENSE SUMMARIES AND EXAMPLE
--------------------------------------------------------------------------------

The following expense summaries and example should assist you in understanding the various recurring and non-recurring costs and expenses you may directly or indirectly incur with your investment in The AAL Municipal Bond Fund.

SHAREHOLDER TRANSACTION EXPENSES
--------------------------------------------------------------------------------

Shareholder transaction expenses are charges you pay when you buy or sell shares of the Fund. You do not pay any charges when you buy or sell Institutional shares of the Fund.


SHAREHOLDER                        INSTITUTIONAL
TRANSACTION EXPENSES               SHARES
------------------------------------------------
Maximum sales charge               None
imposed on purchases (as a
percentage of offering price)
------------------------------------------------
Maximum sales charge               None
imposed on reinvested
dividends (as a percentage of
net asset value)
------------------------------------------------
Maximum deferred sales             None
charge (as a percentage of
net asset value)
------------------------------------------------
Redemption fee (The Funds          None
currently charge $12.00 for
each wire redemption.)
------------------------------------------------
Exchange fee                       None
------------------------------------------------


======================================22========================================

             The AAL Mutual Funds Institutional Shares Prospectus

                                                       THE AAL MONEY MARKET FUND
================================================================================

ANNUAL FUND OPERATING EXPENSES


The following table reflects annual operating expenses for the Fund's Institutional shares. Operating expenses are based on and expressed as a percentage of the Fund's average net assets. Annual operating expenses include a management fee paid to the Adviser and other expenses for maintaining shareholder records and furnishing shareholder services, statements and financial reports. We are waiving 0.225 of 1% of the 0.50 of 1% maximum advisory fee we could charge for the Fund. As a result, we are charging a 0.275 of 1% management fee. Percentages shown for "Other Expenses" are based on amounts incurred in the prior fiscal year. Without the expense waivers, "Total Fund
Operating Expenses" are estimated to be 0.51%. We anticipate the waiver continuing through the fiscal year end.


ANNUAL FUND OPERATING                   INSTITUTIONAL
EXPENSES (AS A PERCENTAGE               SHARES
OF AVERAGE NET ASSETS)
-----------------------------------------------------
Management fee                          .28%
(after fee waiver)
-----------------------------------------------------
12b-1 distribution and                  None
service fees
-----------------------------------------------------
Other expenses                          .01%
-----------------------------------------------------
Total Fund Operating Expenses
(after fee waiver)                      .29%
-----------------------------------------------------

EXPENSE EXAMPLE

The following expense example shows the cumulative expenses attributable to a hypothetical $1,000 investment with an annual return of 5% compounded annually for the years shown.

EXPENSE                  INSTITUTIONAL
EXAMPLE                  SHARES
--------------------------------------
After 1 year             $3
--------------------------------------
After 3 years            $10
--------------------------------------

You should use the expense example for comparison purposes only. It does not represent the Fund's actual expenses and returns, either past or future. Actual expenses may be greater or less than those shown.

======================================23========================================

              The AAL Mutual Funds Institutional Shares Prospectus

The AAL Mutual Funds
================================================================================


ADDITIONAL INVESTMENT FACTORS AND RISKS REGARDING THE FUNDS
================================================================================

TEMPORARY DEFENSIVE PURPOSES
--------------------------------------------------------------------------------
We have a temporary defensive position policy that allows us to invest up to 100% of a Fund's total assets in cash and short-term money market obligations, including tax-exempt money market funds and investment grade fixed-income securities when significant adverse market, economic, political or other circumstances require immediate action to avoid losses. Primarily, we may purchase the following types of securities for temporary defensive purposes:

 .  securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;
 .  commercial paper rated at the time of purchase in the highest rating category by NRSROs; and
 . bank obligations, including repurchase agreements, of banks having total assets in excess of $1 billion.

We may invest up to 100% of The AAL International Fund's total assets in U.S.securities or in securities primarily traded in one or more foreign countries, or in debt securities to a greater extent than 20%.

INTEREST RATE RISK
--------------------------------------------------------------------------------
For The AAL Balanced, High Yield Bond, Municipal Bond, Bond and Money Market Funds and, to some extent, The AAL Equity Income Fund, you can expect that interest rate changes will significantly impact upon the value of your Fund investments. Interest rates are influenced by supply and demand as well as economic monetary policies. In general, a decline in prevailing interest rate levels generally will increase the value of the securities, particularly the bonds, held in a Fund's portfolio and vice versa. As a result, interest rate fluctuations will affect a Fund's net asset values but not the income received from its existing portfolio. However, changes in the prevailing interest rate level will affect the yield on subsequently purchased securities. Because yields on the securities available for purchase by the Funds will vary over time, we cannot assure a specific yield on a Fund's shares.

Longer-term bonds are more sensitive to interest rate changes than shorter-term bonds, reflecting the greater risk of holding these bonds for a longer period of time. Longer-term bond prices increase more dramatically when interest rates fall and decrease more dramatically when interest rates rise. Prices of short-term debt, such as money market instruments, are less price sensitive to interest rate changes because of their short durations. Securities that pay high dividends, like bonds, are more sensitive to interest rate levels than other equity securities that pay low dividends.

INVESTING IN BONDS VERSUS INVESTING IN A MUTUAL FUND
--------------------------------------------------------------------------------
Investing in a mutual fund that owns bonds is not the same as buying an individual bond. Both bonds and funds owning bonds offer regular income. While individual bonds can offer a fixed amount of regular income until maturity, a mutual fund portfolio may include a constantly changing pool of bonds with differing interest rates and maturity prices. Both share prices and dividends may fluctuate in a mutual fund owning bonds.

INVESTMENT GRADE AND MEDIUM GRADE BOND INVESTMENTS
--------------------------------------------------------------------------------
We may purchase investment grade bonds for The AAL International, Equity Income, Balanced, High Yield Bond, Municipal Bond and Bond Funds. A debt or other fixed-income security is considered investment grade if it is rated investment grade by a NRSRO, such as BBB or better by Duff and Phelps Credit Rating Co. ("D&P") and Standard & Poor's Corporation ("S&P") or Baa or better by Moody's Investors Services, Inc. ("Moody's"). Securities rated in the fourth highest category, such as BBB by D&P or S&P or Baa by Moody's, are considered medium grade bonds and have more sensitivity to economic changes and speculative characteristics. If a bond in a Fund has lost its rating or has its rating reduced, the Fund does not have to sell the security, but the Adviser will consider the lost or reduced rating in determining whether that Fund should continue to hold the bond.

HIGH YIELD BOND INVESTMENTS
--------------------------------------------------------------------------------
We may invest in high yield bonds for The AAL International (up to 20% of total assets), Equity Income (up to 5% of total assets) and High Yield Bond Funds. Credit Risk: The primary risk of investing in the high yield sector is the credit risk. Bonds rated below investment grade have greater risks of default than investment grade bonds (including medium grade bonds) and, may in fact, be in default. Issuers of high yield bonds usually do not have strong historical financial conditions,

======================================24========================================

             The AAL Mutual Funds Institutional Shares Prospectus

                                                            The AAL Mutual Funds
================================================================================


requiring them to offer higher yields to compensate for the greater risk of default on the payment of interest and principal. These bonds have speculative characteristics or are speculative. As a result, their market values are less sensitive to interest rate changes on a short-term basis, but more sensitive to adverse economic developments or individual corporate developments because of their lower credit quality. During an economic downturn or period of rising interest rates, issuers of lower-rated bonds may have more difficulty meeting their principal and interest payment obligations or obtaining additional financing to make the interest payments on their debt. When issuers have difficulty meeting projected goals or obtaining additional financing, the default rate on high yield bonds will likely rise.

Market Risk: Frequently, high yield bonds are less liquid than investment grade bonds. In some cases, these bonds have no resale market at all. As a result, these bonds are more difficult to price accurately and are subject to price volatility. We may experience difficulty in valuing the high yield securities in these portfolios or purchasing or disposing of them on favorable terms, particularly during adverse market or economic conditions. In the event of an illiquid market or in the absence of readily available market quotations for certain high yield bonds in the Funds' portfolios, our judgment will play a greater role in valuing the securities.

CONVERTIBLE BONDS
--------------------------------------------------------------------------------
Except for The AAL Money Market Fund, we may invest in convertible bonds, subject to any restrictions on the quality of bonds in which a Fund may invest. We also may retain any stocks received upon conversion that do not fall within the Fund's investment parameters to:

1)   permit orderly disposition;
2)   establish a long-term holding basis for Federal income tax purposes; or
3)   seek capital growth.

Convertible bonds are often rated below investment grade or not rated because they fall below debt obligations and just above equities in order of preference or priority on the issuer's balance sheet. Hence, an issuer with investment grade senior debt may issue convertible securities with ratings less than investment grade debt.

MORTGAGE-BACKED SECURITIES
--------------------------------------------------------------------------------
For The AAL Balanced, Bond and High Yield Bond Funds, we may invest in mortgage-backed securities with amortizing payments consisting of both interest and principal and prepayment privileges (the ability to prepay the principal or a portion thereof without penalty). Mortgaged-backed securities represent interest in pools of mortgage loans made by lenders such as savings and loan institutions, mortgage bankers, commercial banks and others. Various government, government-related and private organizations combine these mortgages for sale to investors (i.e., the Government National Mortgage Association ("GNMA") guarantees and issues mortgage-backed securities). Mortgage-backed securities generally provide for a "pass through" of monthly payments made by individual borrowers on their residential mortgage loans, net of any fees paid to the issuer or guarantor of the securities. The yield on these securities applies only to the unpaid principal balance. We reinvest the periodic payments of principal and interest and prepayments, if any, in securities at the prevailing market interest rates. The prevailing rates may be higher or lower than the rate on the original investment. During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities tend to accelerate. Accordingly, any prepayments on mortgage-backed securities that we hold for a Fund reduce our ability to maintain positions in high-yielding, mortgage-backed securities and reinvest the principal at comparable yields for the Fund. If we buy any mortgage-backed securities for a Fund at a premium, the Fund receives prepayments, if any, at par or stated value, which lowers the return on the Fund.

PORTFOLIO TURNOVER
--------------------------------------------------------------------------------
We expect The AAL Mid Cap Stock, Small Cap Stock, Equity Income, Bond, Municipal Bond and High Yield Bond Funds to have portfolio turnover greater than 100%, and the other Funds to have a portfolio turnover of less than 100%. We do not calculate a portfolio turnover rate for The AAL Money Market Fund because of the short maturities of its investments. Due to the high volume of buying and selling activity in a portfolio with turnover in excess of 100%, we may pay more commissions for a Fund and may realize more taxable gains than in portfolios with less turnover, which may result in an increase in a Fund's expenses and lower returns for shareholders. We may

======================================25========================================

             The AAL Mutual Funds Institutional Shares Prospectus

The AAL Mutual Funds
================================================================================


trade for a Fund at a portfolio rate significantly exceeding 100% (i.e., 300% or more for The AAL Bond Fund), when we believe the benefits of short-term investments outweigh any increase in transactions costs or capital gains. For more information on transaction expenses and taxes, please refer to sections entitled "Portfolio Transactions," "Dividends, Distributions, and Taxes," and "Yield and Performance Information."

REPURCHASE AGREEMENTS AND BORROWING
--------------------------------------------------------------------------------
To earn income on available cash or for temporary defensive purposes, we may invest in repurchase agreements for the Funds. We must hold an amount of cash or government securities at least equal to the market value of the securities held pursuant to the agreement. In the event of a bankruptcy or other default of a seller of a repurchase agreement, we may experience delays and expenses in liquidating the securities, declines in the securities' value and loss of interest for a Fund.

We may borrow money, but only from banks and only for temporary or emergency purposes. We may not borrow more than 10% of a Fund's net assets and we must repay any amount we borrow for a Fund before we can buy additional securities.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES
--------------------------------------------------------------------------------
To ensure the availability of suitable securities, we may buy when-issued or delayed delivery securities for The AAL International, Equity Income, Balanced, Bond, Municipal Bond, High Yield Bond and Money Market Funds. Generally, we will not pay for when-issued securities or start earning interest until we have received the underlying securities for the Funds. We do not speculate in when-issued securities for the Funds. We purchase the securities with the expectation of acquiring the underlying securities when delivered. However, we sell when-issued securities before the settlement date when we believe it is in the best interest of a Fund.

LENDING PORTFOLIO SECURITIES
--------------------------------------------------------------------------------
To generate additional income, we may from time to time lend securities from a Fund's portfolios to brokers, dealers and financial institutions such as banks and trust companies. You will find a full explanation of portfolio securities lending and the restrictions thereon in the Statement of Additional Information. Presently, we do not intend to lend portfolio securities for the Funds.

ILLIQUID AND RESTRICTED SECURITIES
--------------------------------------------------------------------------------
Except for The AAL Money Market Fund, we may hold up to 15% of a Fund's net assets in illiquid securities. We may hold up to 10% of The AAL Money Market Fund's net assets in restricted and other illiquid securities. Illiquid securities are securities we believe cannot be sold within seven days in the normal course of business at approximately the amount at which we have valued or priced the securities for a Fund, including securities we acquired in private placements that have restrictions on their resale ("restricted securities"). We deem time deposits and repurchase agreements maturing in more than seven days illiquid. Because an active market may not exist for illiquid securities, we may experience delays and additional cost when trying to sell illiquid securities. For more information on restricted and other illiquid securities regarding The AAL Money Market Fund, please refer to the Statement of Additional Information, "Privately Issued Securities: The AAL Money Market Fund." The Board of Trustees has established procedures for determining the liquidity of Fund securities and has delegated the day-to-day liquidity determinations to the Adviser.

Subject to the limitations for illiquid investments stated above, we may purchase liquid restricted securities eligible for resale under Rule 144A under the Securities Act of 1933 (the "Act"), without regard to the 15% or 10% limitation. Rule 144A permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities not registered under the Act. Institutional markets for restricted securities have developed as a result of Rule 144A, providing both readily ascertainable market values for 144A securities and the ability to liquidate these investments to satisfy redemption orders. However, an insufficient number of qualified institutional buyers interested in purchasing certain Rule 144A securities held by a Fund could adversely affect their marketability, causing us to sell the securities at unfavorable prices.

VARIABLE RATE DEMAND NOTES
--------------------------------------------------------------------------------
All of the Funds may purchase variable rate securities. The AAL Money Market Fund may purchase variable rate securities (the yields will vary in relation to changes in specific money market rates, such as the prime rate) with actual maturities of 397 days or more, but

======================================26========================================

             The AAL Mutual Funds Institutional Shares Prospectus

                                                            The AAL Mutual Funds
================================================================================


only under conditions established by the Securities and Exchange Commission rules that permit such securities to be considered as having maturities of less than 397 days. We intend to invest in these longer-term variable rate securities only when, in our view, we may be able to take advantage of the higher yield that is usually paid on these securities over other short-term securities, and it appears to us that the variable rates on these securities may reduce the fluctuations in market value typical of longer-term securities. We also may purchase variable rate securities with a put option, which may further reduce the risk of fluctuations in market value.

STRUCTURED SECURITIES
--------------------------------------------------------------------------------
The AAL International Fund may invest in structured notes and/or preferred stocks. These securities have a value (i.e., principal amount at maturity and/or coupons or dividend amounts) linked to currencies, interest rates, commodities, indices or other financial indicators. Typically, these securities are debt securities or deposits whose value at maturity (i.e., principal value) or coupon rate is determined by reference to a specific instrument or statistic. For example, gold structured securities may provide for maturity values that depend on the price of gold, resulting in securities whose prices tend to rise and fall together with gold prices. These securities involve additional risk, including structures that may reduce the coupons and/or dividend amounts to zero or the redemption amounts payable at maturity as a result of a decline in the value of the underlying instrument. Structured securities may have more volatility than the price of the underlying instrument.

TRANSITIONAL RISK OF CONCENTRATING INVESTMENTS IN UTILITIES SECURITIES FOR THE AAL EQUITY INCOME FUND
--------------------------------------------------------------------------------
In addition to the risks of investing in income producing equity securities, The AAL Equity Income Fund will continue to have the risks associated with concentrating investments in the public utilities industry during its transitional period. These risks may include increased operating expenses, high interest costs, environmental regulations and regulatory changes. Some public utilities are facing increased competition, which may affect utilities companies independently from the securities markets as a whole.

FUTURES CONTRACTS AND OPTIONS
--------------------------------------------------------------------------------
Except for The AAL Money Market Fund, we may engage in options, futures and options on futures transactions for the Funds, but only for bona fide hedging or other permissible risk management purposes. Generally, we do not make these investments if the initial margin deposits and premiums paid for unexpired options exceed 5% of a Fund's total assets. In addition, we do not:

 .    commit more than 25% of a Fund's net assets to such instruments;
 .    commit more than 25% of a Fund's net assets to covered options; or
 .    commit more than 5% of a Fund's net assets to the premiums for put or call options.

Our options transactions and short sale transactions only consist of techniques to hedge an unrealized gain on portfolio securities, such as:

1) selling short against the box, which involves selling short securities a Fund already owns for delivery at a later date;
2) purchasing covered put options on portfolio securities, which allows us to sell a Fund's securities to the writer (seller) of the option at a set price on or before the expiration date of the option;
3) selling covered call options, which allows the holder of the options written by us for a Fund to purchase securities at a set price before the expiration date; and
4)   entering into closing transactions with respect to such options.

If we sell a security short against the box for a Fund, we may protect unrealized gains, but we may lose the opportunity to profit on such securities for the Fund if the price rises. When we purchase covered put options for a Fund, we pay the premiums for the options. We receive options for a Fund when we write (sell) covered call options. The premiums we receive for a Fund from writing (selling) covered call options may be completely or partially offset by any declines in the prices of the underlying securities.

Also, we may purchase stock index options, write covered stock index options and enter into closing transactions on these options.

We deal only in exchange-traded or over-the-counter options on securities and stock indexes.

Our futures transactions for the Funds may include instruments such as interest rate and index futures contracts and options thereon. We may use futures transactions for several reasons, including:

1)   hedging unrealized portfolio gains;

2) minimizing adverse principal fluctuations in a Fund's debt and fixed-income securities; or

======================================27========================================

             The AAL Mutual Funds Institutional Shares Prospectus

The AAL Mutual Funds
================================================================================


3)   as a means of adjusting exposure to various markets.

Our ability to use futures and options transactions successfully depends upon our skill for predicting the level and direction of the securities, options and futures markets, interest rates and other factors. An incorrect prediction may make the implementation of the hedging strategy in furtherance of a Fund's investment objectives difficult. For example, significant differences may exist between the securities and the options and futures markets that could result in an imperfect correlation between them. Also, an incorrect prediction on the changes in the level and direction of interest rates could cause us to have a lower return for the Fund than it would have had if we had not attempted the hedging transaction. In the absence of the ability to hedge, however, we might take portfolio actions in anticipation of the same market movements with similar investment results, but, presumably, at greater transaction costs.

FOREIGN CURRENCY TRANSACTIONS
--------------------------------------------------------------------------------
Foreign securities have currency risk, meaning the risk that changes in foreign currency exchange rates and exchange control regulations will affect favorably or unfavorably the U.S. dollar value of these securities (and any income generated thereon). To manage this risk and facilitate the purchase and sale of foreign securities for a Fund, we may engage in foreign currency transactions involving:

(1) the purchase and sale of forward foreign currency exchange contracts (agreements to exchange one currency for another at a future date);
(2)  options on foreign currencies;
(3)  currency futures contracts; or
(4)  options on currency futures contracts.

Although we use foreign currency transactions to protect against adverse currency movements, they involve the risk that we may not accurately predict the currency movements, which could adversely affect a Fund's total return. We set forth further information on foreign securities and currency transactions in the Statement of Additional Information.

FOREIGN SECURITIES
--------------------------------------------------------------------------------
The AAL Capital Growth (up to 10% of net assets), Mid Cap Stock (up to 10% of net assets), Small Cap Stock (up to 10% of net assets), International, Equity Income and Balanced (common stock portion) Funds may invest in foreign securities domestically through depository receipts (i.e., American Depository Receipts ("ADRs")) and securities of foreign issuers traded on a U.S. national securities exchange or the NASDAQ National Market System. The AAL Balanced (bond portion), Bond and High Yield Bond Funds may invest up to 20% of their net assets in debt securities of foreign issuers that are payable in U.S. dollars. The AAL International and Equity Income (up to 15% of net assets) Funds may invest in foreign securities primarily trading in countries outside the United States. Foreign securities may present a greater degree of risk (including risks related to tax provisions or appropriation of assets) than do securities of domestic issuers.

FOREIGN INVESTING EXPENSES
--------------------------------------------------------------------------------
Investing in foreign securities costs more than investing in U.S. securities due generally to higher transaction costs, such as the commissions paid per share. As a result, Funds that invest in foreign securities tend to have higher expenses, particularly funds that invest primarily in foreign securities (i.e., The AAL International Fund). In addition to higher commissions, they generally have higher advisory and custodial fees. However, you may find investing in a fund that purchases foreign securities a more efficient way to invest in foreign securities than investing in individual foreign securities. Higher expenses attributable to a Fund that invests in foreign securities does not mean that the Fund has higher expenses than other funds with similar investment policies and percentages of assets invested in foreign securities.

RISKS OF INVESTING IN FOREIGN SECURITIES
================================================================================

CURRENCY RISK
--------------------------------------------------------------------------------
Even though a Fund may hold securities denominated or traded in foreign currencies, we measure a Fund's performance in terms of U.S. dollars, which may subject the Fund to foreign currency risk. Foreign currency risk is the risk that the U.S. dollar value of foreign securities (and any income generated therefrom) held by a Fund may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. Therefore, the net asset value of a Fund may go up or down as the value of the dollar rises or falls compared to a foreign currency.

======================================28========================================

             The AAL Mutual Funds Institutional Shares Prospectus

                                                            The AAL Mutual Funds
================================================================================


LIQUIDITY RISK
--------------------------------------------------------------------------------
Foreign markets or exchanges tend to have less trading volume than the New York Stock Exchange or other domestic stock exchanges or markets, meaning the foreign market may have less liquidity. The lower liquidity in a foreign market can affect our ability to purchase or sell blocks of securities and obtain the best price in the foreign market for a Fund. Foreign markets tend to have greater spreads between bid and asked prices, trading interruptions or suspensions and brokerage and other transaction costs. Settlement practices vary from country to country and many foreign markets have longer settlement periods for their securities in comparison to domestic securities. These differing practices may cause us to lose opportunities for favorable purchases elsewhere and interest income. Also, foreign markets may trade on days when the Funds do not value their portfolios. This means that a Fund's Net Asset Value can change on days when a shareholder cannot access his or her account. We may incur extra costs for a Fund when involved in currency hedging. For example, restrictions on converting a foreign currency into U.S. dollars may adversely affect the value of a Fund.

POLITICAL, ECONOMIC AND MARKET RISKS
--------------------------------------------------------------------------------
The degree of political and economic stability varies from country to country. If a country expropriates money from foreigners or nationalizes an industry, a Fund may lose some or all of any particular investment in that country. Individual foreign economies may vary favorably or unfavorably from the U.S. economy in such areas as growth of gross national product, inflation rate, savings, balance of payments and capital investment, which may affect the value of a Fund's investment in any foreign country.

GOVERNMENTAL REGULATION
--------------------------------------------------------------------------------
Many foreign countries do not subject their markets to the same degree and type of laws and regulations that cover the U.S. markets. Also, many foreign governments impose restrictions on investments in their capital markets as well as taxes or other restrictions on repatriation of investment income. The regulatory differences in some foreign countries make investing or trading in their markets more difficult and risky.

NON-UNIFORM CORPORATE DISCLOSURE STANDARDS
--------------------------------------------------------------------------------
Many countries have laws making information on publicly-traded companies, banks and governments unavailable, more difficult to obtain, incomplete or unavailable. The lack of uniform accounting standards and practices among countries impairs the ability of investors to compare common valuation measures, such as price/earnings ratios, as applied to securities of different countries.

INVESTMENT RESTRICTIONS
================================================================================
In addition to specific investment restrictions described in the SAI, only a vote of the majority of the outstanding shares can change:

 .  the investment objective of a Fund;

 .  the policies on borrowing and
   lending securities;

 . the restriction on concentrating investments in a single industry, which limits a Fund from investing more than 25% of its net assets (25% of the total assets for The AAL International, Small Cap Stock, Balanced and High Yield Bond Funds) in any single industry. This restriction does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities; and

 . the restriction requiring issuer diversification by limiting a Fund from investing more than 5% of its net assets in a single issuer, except that up to 25% of its net assets may be invested without regard to this limitation. This restriction does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.

With the exception of the fundamental investment policy requiring us to invest at least 80% of The AAL Municipal Bond Fund's net assets in municipal securities, the Board of Trustees may change any of the Funds' other investment policies without shareholder approval. For example, the Board of Trustees may change the policies regarding specific investments, discussed above (other than the policies on borrowing and securities lending). We have included a description of all of the investment restrictions applicable to the Funds in the Statement of Additional Information.


======================================29========================================

             The AAL Mutual Funds Institutional Shares Prospectus

The AAL Mutual Funds
================================================================================


Board of Trustees
================================================================================

Our Board of Trustees* decides matters of general policy and reviews the activities of the Adviser and the officers who conduct and supervise the daily business operations of the Funds.

The Trustees, their business addresses and principal occupations during the past five years are:

JOHN H. PENDER,**
P.O. Box 250
Dunbar, WV 25064
DOB 5/25/30

Chairman of the Board of Trustees and from 1987 through May 1996, President of the Funds; Prior to 1996, Senior Vice President and Chief Investment Officer, Aid Association for Lutherans (fraternal benefit society) and prior to 1992, Treasurer

F. GREGORY CAMPBELL
2001 Alford Park Drive
Kenosha, WI 53140
DOB 12/16/39

Trustee; President of Carthage College, Kenosha, WI; Director, Kenosha Hospital and Medical Center; Chairman, WI Assoc. of Independent Colleges and Universities; Board Member, Kenosha Area Development; and Board Member, Prairie High School

RICHARD L. GADY
One Central Park Plaza
Omaha, NE 68102
DOB 2/28/43

Trustee; and Vice President, Public Affairs and Chief Economist, ConAgra, Inc. (a food and agriculture corporation)

D. W. RUSSLER
P. O. Box 84
Minocqua, WI 54548
DOB 10/28/28

Trustee; from 1984 through 1988, Senior Vice President, Finance and Administration, NCR Corporation; Director, Capital Markets Assurance Corporation (reinsurance); and Member, Advisory Board -- Saratoga Partners II and III (corporate buy-out limited partnership)

LAWRENCE M. WOODS
P. O. Box 1860
Worland, WY 82401
DOB 4/14/32

Trustee; and Former Executive Vice President and Director, Mobil Oil Corp. (international oil company)


RICHARD l. GUNDERSON**+
10801 E. Happy Valley Road, # 67
Scottsdale, AZ 85255
DOB 6/14/33

Trustee: Chairman of the Board of Directors and from 1985 through 1996, Chief Executive Officer, and from 1985 through 1995, President, Aid Association for Lutherans (fraternal benefit society); Trustee, Lawrence University; and Director, Banta Corp. (diversified printer and publisher)


RONALD G. ANDERSON**
4321 North Ballard Road
Appleton, WI 54919
DOB 10/2/48

Trustee and President; Senior Vice President and CFO, Aid Association for Lutherans; President, AAL Capital Management Corporation; Director, General Re - CKAG Reinsurance and Investment S.ar.L. (Luxembourg reinsurance corporation); and From 1991 through 1996, Chairman, General Re Financial Products and from 1995 through 1996, Vice President Corporate Development, General Re (both reinsurance)


JOHN O. GILBERT**
4321 North Ballard Road
Appleton, WI 54949
DOB 8/30/42

Trustee; President and Chief Executive Officer, Aid Association for Lutherans; Regent, Luther College; Director, Life Office Management Association, Inc.


* All of the Trustees except for Mr. Pender and Mr. Gunderson are Directors of the AAL Variable Product Series Fund, Inc.

** Denotes an "interested person" of the Funds as defined in the Investment Company Act of 1940.

+    Through December 31, 1997.

MANAGEMENT OF THE TRUST
================================================================================

THE ADVISER
--------------------------------------------------------------------------------
Under an Investment Advisory Agreement with the Trust, and subject to the supervision of the Funds' Board of Trustees, the Adviser manages the investment and reinvestment of the Funds' assets, provides the Funds with personnel, facilities, and administrative services, and supervises the Funds' daily business affairs. The Adviser formulates and implements a continuous investment program for the Funds consistent with each Fund's investment objectives, policies and restrictions.

The Adviser provides office space as well as executive and other personnel to the Funds. In addition to investment advisory fees, each Fund incurs the following expenses: legal, auditing and accounting expenses; trustees' fees and expenses; insurance premiums; brokers' commissions; taxes and governmental fees; expenses of issuing and redeeming shares; organizational expenses; expenses of registering or qualifying shares for sale; postage and printing for reports and notices to shareholders; fees and disbursements of the Custodian and Transfer Agent; certain expenses with respect to membership fees of industry associations; and any extraordinary expenses, such as litigation expenses.

We have engaged Societe Generale Asset Management Corp., 1221 Avenue of the Americas, New York, NY 10020, to act as Sub-Adviser for The AAL International Fund. The Sub-Adviser has registered as an investment adviser under the securities laws. Societe Generale,


======================================30========================================

             The AAL Mutual Funds Institutional Shares Prospectus

                                                            The AAL Mutual Funds
================================================================================


which is one of France's largest banks, indirectly owns the Sub-Adviser. Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to the direction of the Adviser and the Board of Trustees, determines the securities that The AAL International Fund purchases or sells and renders other assistance to the Adviser in formulating and implementing the investment program for the Fund.

PORTFOLIO TRANSACTIONS
-------------------------------------------------------------------------------
The Adviser directs the placement of orders for the purchase and sale of the Funds' portfolio securities. In directing orders, the Adviser will consider a number of factors to attain what it believes is the best combination of price and execution for the Funds, including: when it believes that more than one broker or dealer is capable of providing the best combination of price and execution in a transaction. The Adviser normally will select a broker or dealer who furnishes research services.

The Adviser may have other clients for which it is making investment and order placement decisions similar to the Funds. When making simultaneous purchases or sales for the Funds and another client, if any, the Adviser's decisions could have a detrimental effect on the price or volume of the securities purchased or sold for the Funds. In other cases, simultaneous purchases or sales of securities for the Funds and other clients could provide the Funds with the ability to participate in volume transactions that may cost less per share or unit traded than smaller transactions.

BUYING INSTITUTIONAL SHARES IN THE FUNDS
--------------------------------------------------------------------------------
You purchase Institutional shares in a Fund at net asset value (purchase price). Your initial minimum purchase must be at least $500,000, with a minimum of at least $50,000 in any one Fund account.

Registered Representatives may receive compensation not exceeding .50 of 1% of amounts invested.

PURCHASE PRICE
--------------------------------------------------------------------------------
We calculate the net asset value as of the business day on which our Transfer Agent receives your order in proper form. The share price (net asset value per share) will decline on the record dates when The AAL 1) Small Cap Stock,

2)  Mid Cap Stock,

3)  International,

4)  Capital Growth,

5)  Equity Income, and

6) Balanced Funds distribute dividends. Capital gains reduce the share price of all Funds by the amount of the distribution. If you buy shares before the ex-date ("buying the dividend"), you will pay the full price for shares and then receive a portion of the price back as a taxable distribution.

OPENING AN ACCOUNT
--------------------------------------------------------------------------------
Please contact the Mutual Funds Service Center at 800-553-6319 (The Telecommunications Device for the Deaf (TDD) is 800-684-3416) for help on opening an institutional account (purchasing Institutional shares). We need to determine eligibility for Institutional share purchases in advance.

BUYING OR SELLING SHARES BY WIRE
--------------------------------------------------------------------------------
If your organization's or enterprise's bank is a member of or has a corresponding relationship with a member of the Federal Reserve System, your organization or enterprise can buy or sell Institutional shares of the Funds by wire transfer: We will provide you with instructions.

ACCOUNTS FOR RETIREMENT SAVINGS
--------------------------------------------------------------------------------
AAL members, their enterprises and Lutheran organizations may establish their pension, profit sharing and 401(k) plans.

A third party maintenance fee may apply to some retirement accounts. Please review plan documents for more information.

The Mutual Funds Service Center (800-553-6319) will provide you with all the materials, documents and forms you need, and will work with you in establishing your retirement plan.


AUTOMATIC INVESTMENT PLANS
--------------------------------------------------------------------------------
The Capital Builder Plan allows you to transfer money every month from your AAL Money Market Fund Account into another AAL Mutual Funds Account. The following rules and/or guidelines apply:

 . You can select the transaction date. If you don't select the date, we will automatically transfer the money from your account on the 15th of the month;

 . To start the plan, you must notify us in writing at least 24 hours prior to the transaction date. You must have all account owners sign the Capital Builder Plan Card; and

 . To stop or change the amount of your plan, you must tell us at least 24 hours prior to the transaction date.



======================================31========================================

             The AAL Mutual Funds Institutional Shares Prospectus

The AAL Mutual Funds
================================================================================


SHARE CERTIFICATES
--------------------------------------------------------------------------------
We will not issue share certificates for the Funds' Institutional shares.

OTHER INFORMATION
--------------------------------------------------------------------------------
The U.S. Postal Service or private delivery services are not agents of the Funds, the Distributor, or the Transfer Agent. We do not legally receive your purchase application or your request for redemption when you deposit them in the mail, send them with a private delivery service or when you deposit them in our Post Office Box. We must have physical possession of your request to consider your request received. Current law will determine the legal effect of posting for deadline purposes.

We reserve the right to suspend the offering of shares for a period of time and the right to reject any specific purchase of shares.

SELLING (REDEEMING) YOUR INSTITUTIONAL SHARES
--------------------------------------------------------------------------------
Your Lutheran organization or enterprise can sell its shares on any business day. When you sell your shares you receive the net asset value per share. If we receive your request in good order before the close of the NYSE (normally 3:00 p.m. Central Time) the organization or enterprise will receive that day's price. If we receive your redemption request in good order on a holiday, weekend or a day the NYSE is closed, we will process the transaction on the next business day.

You must have your signature
guaranteed if you want:


1)   to sell shares with a value of more than $100,000;
2)   the proceeds sent to an address other than the one listed for your account;
     or
3)   You want the check payable to someone other than the account owner(s).

You can have money automatically withdrawn from your AAL Mutual Funds account(s) on a regular basis by using our systematic withdrawal plan. The plan allows you to receive funds or pay a bill at regular intervals. The following rules and/or guidelines apply:

 .  You need a minimum of $5,000 in your account to start the plan;

 .  You can select the date(s) on which the money is withdrawn. If you don't
   Select the date(s), we will withdraw the money automatically from your account on the 15th of the month:

 . To start the plan or change the payee(s), you must notify us in writing at least 13 business days prior to the first withdrawal and you must have all account owner(s) sign the appropriate form;

 . To stop or change your plan, you must notify us at least 5 business days prior to the next withdrawal; and

 . Because of sales charges, you must consider carefully the costs of frequent investments in and withdrawals from your account.

THE AAL MONEY MARKET FUND CHECKS
--------------------------------------------------------------------------------
You can write checks on your AAL Money Market Fund account, if you complete a check writing signature card and agreement. You can request checks on your AAL Mutual Funds Application or in writing. We do not charge a fee for supplying your checks. The following rules and/or guidelines apply:

 .  The checks you write on The AAL Money Market Fund must be for $500 or more
   (Because the Fund is not a bank, some features, such as stop payment, are not available);

 . Our Transfer Agent may impose reasonable fees for each check that is returned;

 . We do not return your canceled checks. For a fee, our Transfer Agent will send a copy of your check to you at your request;

 . Unless you purchased shares by bank wire, you must wait 12 days after you purchase The AAL Money Market Fund shares to write checks against that purchase; and

 . You need a written request--NOT A CHECK--to close an AAL Money Market Fund account. Your written request will require a signature guarantee to close accounts over $25,000.


SYSTEMATIC WITHDRAWAL FUND
--------------------------------------------------------------------------------
You can have money automatically withdrawn from your AAL Mutual Funds account(s) on a regular basis by using our systematic withdrawal plan. The plan allows you to receive funds or pay a bill at regular intervals. The following rules and/or guidelines apply:

 . You can select the date(s) on which the money is withdrawn. If you don't select the date(s), we will withdraw the money automatically from your account on the 15th of the month:

 . To start the plan or change the payee(s), you must notify us in writing at least 13 business days prior to the first withdrawal and you must have all account owner(s) sign the appropriate form;

 . To stop or change your plan, you must notify us at least 5 business days prior to the next withdrawal; and

 . Because of sales charges, you must consider carefully the costs of frequent investments in and withdrawals from your account.

======================================32========================================

             The AAL Mutual Funds Institutional Shares Prospectus

                                                            The AAL Mutual Funds
================================================================================


EXCHANGE PRIVILEGE
================================================================================

You may exchange Institutional shares in an AAL Mutual Fund for Institutional shares in another AAL Mutual Fund. The $50,000 minimum investment rules apply when you open a new account by exchanging shares. You may have a taxable gain or loss as a result of an exchange. We reserve the right to end this privilege if your enterprise or organization makes more than 12 exchanges in a year. We also reserve the right to change or end this privilege upon 60 days notice, or suspend this privilege without notice when economic or market changes make it difficult to carry out such transactions.

BY MAIL
--------------------------------------------------------------------------------
Please include the following in your request:

 .name(s) of the account owner(s);

 .account number(s)

 .amount of shares (or dollar amount) you want to exchange;

 .the name of the Fund you are exchanging into; and

 .signatures of all account owners.

BY TELEPHONE
--------------------------------------------------------------------------------
The guidelines for exchanging by telephone are:

 . You can exchange shares by calling the Mutual Fund Service Center at 800-553-6319; When you call us, Mutual Fund Service Representatives will ask for a form of personal identification to confirm your identity; and

 . If we receive your request, in good order, before the close of the NYSE (normally 3:00 p.m. Central Time), you will receive that day's price.

NET ASSET VALUE (NAV)
================================================================================

We compute the net asset value of a Fund share by adding up the value of the individual Fund's assets (i.e., stocks and bonds in the Fund's portfolio), subtracting the Fund's liabilities and dividing the balance by the total number of shares outstanding. We compute the net asset value of a Fund at the end of the day after trading on the NYSE closes (normally 3:00 p.m. Central Time). We do not calculate the net asset value for the Funds on the days when the NYSE is not open.

We value (or price) securities owned by a Fund at current market value. For securities with readily available market quotations, we use the quotations to price the security. If a security does not have a readily available quotation, we value the security as determined in good faith by or under the direction of the Board of Trustees. The Board of Trustees may approve the use of pricing services to assist us in the determination of net asset values.

We value all securities held by The AAL Money Market Fund and money market instruments with a remaining maturity of 60 days or less held by the other Funds on an amortized cost basis. We comply with SEC requirements for the use of this valuation method. For The AAL Money Market Fund, this method of calculation facilitates, but does not assure, maintaining a constant net asset value of $1.00 per share.


DIVIDENDS, DISTRIBUTIONS AND TAXES
================================================================================

The Funds try to qualify annually for, and elect tax treatment applicable to, a regulated investment company under Subchapter M of the Internal Revenue Code ("Code"). Pursuant to the requirements of the Code, the Funds annually intend to distribute substantially all of their net investment income and net realized capital gains, if any, less any available capital loss carryover, to its shareholders annually, so as to avoid paying income tax on its net investment income and net realized capital gains or being subject to a federal excise tax on undistributed net investment income and net realized gains. Annually, we intend to comply with all of the requirements to qualify as a regulated investment company for each Fund. Annually, we provide you with full information on dividends and capital gains distributions for each Fund.

Below, we provide you with a general description of the distribution policies and some of the tax consequences for the Funds' shareholders. You should always check with your tax adviser to determine whether any dividends and distributions paid to you by a Fund are subject to any taxes, including state and local taxes.

======================================33========================================

              The AAL Mutual Funds Institutional Shares Prospectus

The AAL Mutual Funds
================================================================================


THE AAL SMALL CAP STOCK, MID CAP STOCK, INTERNATIONAL, CAPITAL GROWTH, EQUITY INCOME, BALANCED, HIGH YIELD BOND, BOND AND MONEY MARKET FUNDS
--------------------------------------------------------------------------------
The dividends from net investment income of each of these Funds, including net short-term capital gains, are taxable as ordinary income to shareholders whether paid in additional shares or in cash. Any long-term and medium-term capital gains distributed to shareholders are taxable as capital gains to shareholders, whether they receive them in cash or in additional shares, and regardless of the length of time a shareholder has owned the shares.

We distribute substantially all net investment income and any net realized capital gains, if any, for the Funds as follows:

FUND                               DIVIDENDS                     CAPITAL
                                   IF ANY)                       GAINS
                                                                 (IF ANY)
--------------------------------------------------------------------------------
The AAL                            annually                      annually
Small Cap Stock Fund
--------------------------------------------------------------------------------
The AAL                            annually                      annually
Mid Cap Stock Fund
--------------------------------------------------------------------------------
The AAL                            annually                      annually
International Fund
--------------------------------------------------------------------------------
The AAL                            semi-annually                 annually
Capital Growth Fund
--------------------------------------------------------------------------------
The AAL                            quarterly                     annually
Equity Income Fund
--------------------------------------------------------------------------------
The AAL                            quarterly                     annually
Balanced Fund
--------------------------------------------------------------------------------
The AAL                            monthly                       annually
High Yield Bond Fund
--------------------------------------------------------------------------------
The AAL                            monthly                       annually
Municipal Bond Fund
--------------------------------------------------------------------------------
The AAL                            monthly                       annually
Bond Fund
--------------------------------------------------------------------------------
The AAL                            monthly                       annually
Money Market Fund

The AAL High Yield Bond, Municipal Bond, Bond and Money Market Funds accrue income dividends daily.

THE AAL MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
Dividends derived from the interest earned on municipal securities constitute "exempt interest dividends" and are generally not subject to federal income tax. We accrue dividends daily and pay these dividends monthly for The AAL Municipal Bond Fund. We pay the capital gains for the Fund at least annually. Realized capital gains on municipal securities are subject to federal income tax. Thus, shareholders will be subject to taxation at ordinary rates on the dividends they receive that are derived from net short-term capital gains. Distributions of net long-term capital gains will be taxable as long-term capital gains regardless of the length of time a shareholder holds them. We may, for temporary defensive purposes, invest in short-term taxable securities for the Fund. Shareholders of this Fund are subject to federal income tax at ordinary rates on any income dividends they receive that are derived from interest on taxable securities.

For shareholders who are receiving Social Security benefits, the federal government requires you to add tax-exempt income, including exempt-interest dividends from this Fund, to your taxable income in determining whether a portion of your Social Security benefits will be subject to federal income tax. The Internal Revenue Code provides that every person required to file a tax return must report, solely for informational purposes, the amount of exempt-interest dividends received from us for the Funds during the taxable year.

TAX CONSIDERATIONS
--------------------------------------------------------------------------------
Federal law requires us to withhold 31% of a shareholder's reportable payments (which include dividends, capital gain distributions and redemption proceeds) for those who have not properly certified that the Social Security or other taxpayer identification number they provided is correct and that he or she is not subject to backup withholding. We do not provide information on state and local tax consequences of owning shares in the Funds.

REINVESTMENT OF FUND DISTRIBUTIONS
--------------------------------------------------------------------------------
You can reinvest all of your income dividends and/or capital gains distributions into the Funds at net asset value. You also can have your distributions paid in cash. When you receive a distribution you may have to pay taxes whether or not you reinvested them or had them paid out to you in cash. If you have requested cash distributions and we cannot locate you, we will reinvest your dividends.

SHAREHOLDER MAINTENANCE AGREEMENT
================================================================================
The Board of Trustees authorizes us to contract with AAL Capital Management Corporation for certain shareholder maintenance services. AAL Capital Management Corporation receives an annual fee for providing these services. This fee is based upon, and limited by, the difference between the current account fees charged and the normal full-service fee schedule

======================================34========================================

              The AAL Mutual Funds Institutional Shares Prospectus

                                                            The AAL Mutual Funds
================================================================================


published by our Transfer Agent. It also includes reimbursement for out-of-pocket costs including postage and telephone charges. This account differential, including reimbursement for expenses, is currently $4.08 per account per year.

YIELD AND PERFORMANCE INFORMATION
================================================================================

From time to time, we calculate and advertise performance information for different historical periods of time, by quoting yields or total returns designed to inform you of the performance of a Fund. Whenever we advertise performance, we include standardized yield and total return information calculated in accordance with methods established by the Securities and Exchange Commission. We may include other total return calculations, if we feel that you would find such total return calculations useful in evaluating a Fund's investment performance. We base yields and total returns on historical performance. You should not use such historical performance information as an indication of future performance. Your investment return and the principal value of your investments (except for The AAL Money Market Fund, for which we intend to maintain at a constant $1.00 net asset value) will fluctuate. At the time you sell (redeem) your investment, its value may be worth more or less than your original cost.

STANDARDIZED YIELD AND TOTAL RETURNS
--------------------------------------------------------------------------------
Whenever we advertise performance, we include standardized yield and total return quotations calculated in accordance with rules of the Securities and Exchange Commission, in the manner described in the following paragraphs.

THE AAL MONEY MARKET FUND -- STANDARDIZED YIELD AND STANDARDIZED EFFECTIVE YIELD
--------------------------------------------------------------------------------
We may advertise a standardized yield and a standardized effective yield for The AAL Money Market Fund. We base both yield figures on historical earnings and do not intend for these figures to indicate future performance.

The standardized yield of the Fund refers to the income generated by an investment in the Fund over the seven-day period shown in the advertisement. The income, less expenses, is then annualized, which means that the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the beginning investment value.

We calculate the standardized effective yield similarly but, when annualized, we assume that any income earned by the Fund is reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of the assumed reinvestment.

THE AAL SMALL CAP STOCK, MID CAP STOCK, INTERNATIONAL, CAPITAL GROWTH, EQUITY INCOME, BALANCED, HIGH YIELD BOND, MUNICIPAL BOND AND BOND FUNDS -- STANDARDIZED CURRENT YIELD
--------------------------------------------------------------------------------
Except for The AAL Money Market Fund, we may advertise a standardized current yield based on income generated by an investment in a particular Fund over a 30-day period. We state the 30-day period in the advertisement. We determine income earned on debt obligations by applying a calculated yield-to-maturity percentage to the obligations held during the period. We determine income earned from stocks by using the stated annual dividend rate applied over the performance period. Then, we annualize the income earned. We assume that the amount of income generated during the 30-day period is generated and reinvested monthly to provide a six-month return which we then annualize. We show the return as a percentage of the maximum offering price per share on the last day of the period.

THE AAL MUNICIPAL BOND FUND -- STANDARDIZED TAX EQUIVALENT YIELD
--------------------------------------------------------------------------------
For The AAL Municipal Bond Fund, we may advertise a standardized tax equivalent yield, which illustrates the yield that would be required on a fully taxable investment to result in the same net income to an investor in the Fund, after payment of federal taxes at the stated rate. We compute the yield by dividing the portion of the Fund's current yield that is tax-exempt by one minus a stated federal income tax

======================================35========================================

              The AAL Mutual Funds Institutional Shares Prospectus

The AAL Mutual Funds
===============================================================================


rate, and then adding the quotient to the value of any yield of the Fund that is not tax exempt.

THE AAL SMALL CAP STOCK, MID CAP STOCK, INTERNATIONAL, CAPITAL GROWTH, EQUITY INCOME, BALANCED, HIGH YIELD BOND, MUNICIPAL BOND AND BOND FUNDS -- STANDARDIZED AVERAGE ANNUAL TOTAL RATE OF RETURN
--------------------------------------------------------------------------------
We may advertise for each of The AAL Mutual Funds (except The AAL Money Market
Fund) a standardized average annual total rate of return for one, five and ten-year periods, or so much thereof as a Fund has been in existence (since inception). The standardized average annual total rate of return is the change in redemption value of shares purchased with an assumed initial investment of $1,000 assuming the reinvestment of dividends and capital gains distributions.

OTHER TOTAL RETURNS
--------------------------------------------------------------------------------
If we believe it would be useful in evaluating performance, we may advertise total returns for a Fund in another way than the Standardized Average Annual Total Rate of Return or the other measures of return described above.

We have provided more information on yield and performance in the Statement of Additional Information.

TRANSFER AGENT, CUSTODIANS AND INDEPENDENT ACCOUNTANTS
================================================================================

Transfer Agent
--------------------------------------------------------------------------------
Firstar Trust Company
P.O. Box 2981
615 E. Michigan Street
Milwaukee, WI 53201-2981

Custodian (except for The AAL International Fund)
--------------------------------------------------------------------------------
Firstar Trust Company
P.O. Box 2981
615 E. Michigan Street
Milwaukee, WI 53201-2981

Custodian for The AAL International Fund
--------------------------------------------------------------------------------
The Chase Manhattan Bank, N.A.
Chase Metro Tech Center
Brooklyn, NY 11245

Independent Accountants
--------------------------------------------------------------------------------
Price Waterhouse LLP
100 E. Wisconsin Avenue, Suite 1500
Milwaukee, WI 53202

ORGANIZATION AND DESCRIPTION OF SHARES
================================================================================

The AAL Mutual Funds or "Trust" is a diversified open-end management investment company registered under the Investment Company Act of 1940. Each of the Funds is a separate series of a Massachusetts Business Trust organized under a Declaration of Trust dated March 13, 1987. The Declaration of Trust provides that each shareholder shall be deemed to have agreed to be bound by its terms. The Declaration of Trust may be amended by a vote of shareholders or the Board of Trustees. The Trust may issue an unlimited number of shares in one or more series as the Board of Trustees may authorize. Currently, the Board has authorized twelve series. This prospectus describes Institutional shares for ten series of the Trust. Class A and Class B shares for these same series are described in a separate prospectus. Each Fund's classes of shares represent interests in the assets of the Fund and have identical dividend, liquidation and other rights. The separate share classes have the same terms and conditions, except each Class A and B share bears its separate distribution and shareholder servicing expenses. At the Trustees' discretion, each class may pay a different share of other expenses, not including advisory or custodial fees or other expenses related to the management of the Trust's assets, if each class incurs the expenses in different amounts, or if a class receives services of a different kind or to a different degree than the other class. The Funds allocate all other expenses to each class on the basis of the net asset value of that class in relation to the net asset value of the particular Fund. Institutional shares (and Class A and B shares) have identical voting rights except that each class has exclusive voting rights on any matter submitted to shareholders relating solely to the class. In addition, Institutional shares (and Class A and Class B shares) have separate voting rights on any matter submitted to shareholders where the interests of one class differ from the interests of the other class. Matters submitted to shareholder vote must be approved by each Fund separately except:

1)   when required otherwise by the 1940 Act; or

2) when the Trustees determine that the matter does not affect all Funds: then, only the shareholders of the affected Funds may vote.

======================================36========================================

              The AAL Mutual Funds Institutional Shares Prospectus

                                                            The AAL Mutual Funds
================================================================================


Shares are freely transferable, entitled to dividends declared by the Trustees, and receive the assets of their respective Fund in the event of liquidation. The Trust generally holds annual shareholder meetings only when required by law or at the written request of shareholders owning at least 10% of the Trust's outstanding shares. Shareholders may remove Trustees from office by votes cast in person or by proxy at a shareholders meeting.

Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder, Trustee and/or officer liability for acts on behalf of the Trust or for Trust obligations that are binding only on the assets and property of the Trust. The Funds include this disclaimer in each agreement, obligation, or contract entered into or executed by the Trust or the Board. The Declaration of Trust provides for indemnification out of the Trust's assets for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. The risk of a shareholder incurring financial loss on account of shareholder liability is remote because it is limited to circumstances where the Trust itself is unable to meets its obligations.

ASSET ALLOCATION (DIVERSIFICATION)
================================================================================

You should not consider an investment in any one Fund a complete investment program. Like most investors, you should hold a number of different investments, each with a different level of risk, such as common stocks, bonds and money market certificates. You may want to meet your goal of diversifying your investments by purchasing shares in a number of different Funds, each of which has a different investment strategy and level of risk.

QUESTIONS
================================================================================

If you have questions, contact the Mutual Fund Service Center by calling 800-553-6319 or writing us at:

THE AAL MUTUAL FUNDS
222 WEST COLLEGE AVENUE
APPLETON, WI 54919-0007.

======================================37========================================

             The AAL Mutual Funds Institutional Shares Prospectus

Glossary of Important Terms
================================================================================


AMERICAN DEPOSITORY RECEIPTS (ADRS):  See Depository Receipts.
-----------------------------------

AMORTIZED:  Paying the principal on a debt by installments; an accounting method
---------
that provides for the gradual decline in the value of an asset.

ANNUALIZED:  Calculated to represent a year; a statement produced by calculating
----------
financial results for periods other than a complete year.

ASSET-BACKED SECURITIES:  SEE MORTGAGE AND ASSET-BACKED SECURITIES, BELOW.
-----------------------

BOND:  An interest-bearubg devt security, or discounted government or corporate
----
security, that requires the issuer to pay a specified amount of interest for a specified time, usually a number of years, then repay the bondholder the face amount of the bond.

BUSINESS DAY:  Any day the New York Stock Exchange (NYSE) are open for business.
------------
A business day normally begins at 8:00 a.m. Central Time when the NYSE opens, and usually ends at 3:00 p.m. Central Time when the NYSE closes.

CALL OPTION:  A contract giving the owner the right to buy 100 shares of a stock
-----------
at a predetermined price any time up to a predetermined expiration date.


CAPITAL GAIN OR LOSS:  A capital gain or loss equals the increase or decrease in
--------------------
the value of a security over the original purchase price. A gain or loss is REALIZED when the security that has increased or decreased in value is sold. An UNREALIZED GAIN or LOSS occurs when the value of a security increases or decreases but the security is not sold. If a security is held for more than the applicable capital gains tax holding period and then sold at a profit, that profit is a REALIZED LONG-TERM OR MEDIUM-TERM CAPITAL GAIN. If it is sold at a profit before the applicable period, that profit is a REALIZED SHORT-TERM CAPITAL GAIN.


CHARTERED FINANCIAL ANALYST (CFA):  Designation earned by financial analysts who
---------------------------------
pass examinations in economics, financial accounting, portfolio management, security analysis and standards of conduct.

COLLATERAL:  Something of value --such as real estate, stocks and bonds --
----------
pledged to secure a debt.

COMMERCIAL PAPER:  Short-term, unsecured debt obligations issued by businesses
----------------
and sold at a discount but redeemed at pay within 2 to 270 days.

COMPOUND INTEREST:  Interest paid upon interest; interest that is calculated and
-----------------
credited daily, weekly, monthly, quarterly, semi-annually or annually on both the principal and the already credited interest.

CONVERTIBLE BONDS:  Bonds that convert or exchange into stocks or carry with it
-----------------
the right to acquire stocks evidenced by warrants attached to the bond or acquired as part of the unit with the bonds.

COVERED OPTION:  Option contract where the purchase or seller of the contract
--------------
owns or has the rights to purchase the shares underlying the option.

CREDIT RISK:  The fundamental risk of investing that the issuer of a security
-----------
may not be able to meet its obligations to its investors, usually used in describing the fundamental risk of debt securities. Nationally recognized statistical rating organizations (NRSROs) rate debt securities on the ability of the issuer to pay the interest and principal on the debt issued.

DEBT SECURITIES:  Bonds and other debt instruments used by issuers to borrow
---------------
money from investors. The issuer pays the investor a fixed or variable rate of interest, and must repay the amount borrowed at maturity.

DEFERRED INTEREST BONDS:  Bonds that an issuer issues at a significant discount
-----------------------
from face value and does not begin paying interest on the bonds for a delayed period of time. The discount approximates the total amount of interest the bonds will accrue and compound over the period until the first interest accrual date at a rate of interest reflecting the market rate of the security at the time of issuance.

DELAYED DELIVERY SECURITIES:  Refers to the delivery of securities later than
---------------------------
the scheduled date. A contract calling for delayed delivery, known as "seller's option," is usually agreed to by both parties to a trade.

DEPOSITORY RECEIPTS: Depository receipts are receipts evidencing ownership in the underlying shares of a foreign company. Generally, U.S. banks and trusts issue American depository receipts (ADRs) and American depository shares (ADSs). They hold the foreign company securities underlying the receipts in their

======================================38========================================

             The AAL Mutual Funds Institutional Shares Prospectus

                                                     Glossary of Important Terms
================================================================================


vaults. In addition to the underlying securities, the receipts entitle the shareholder to all dividends and capital gains. The bank or trust company issuing the receipts may have denominated the receipts in a currency other than the currency underlying the foreign security. U.S. and European banks and trust companies usually issue global depository receipts (GDRs), which are receipts in the shares of a global offering of a foreign issuer who has issued two securities simultaneously in two markets, usually publicly in a non-U.S. markets and privately in the U.S. market. European banks and trust companies generally issue European depository receipts (EDRs), sometimes called continental depository receipts (CDRs) when issued in bearer form, which evidence ownership in foreign securities.

EQUITY:  Ownership interest in a company; stocks represents the equity or amount
------
of ownership you have in the company issuing the stocks.

FACE VALUE:  See Par.
----------

FDIC:  The Federal Deposit Insurance Corporation is an agency of the federal
----
government that guarantees individual deposits up to $100,000 at participating banks and savings and loan associations.

FINANCIAL RISK:  The fundamental risk of how a company will perform after
--------------
analyzing its balance sheet and income statements to forecast its future stock price movements. Fundamental analysts consider past records of assets, earnings, sales, product, management and markets in predicting future trends in these indicators of a company's success or failure. There is a risk that factors affecting a company's performance will change, causing the company's stock to under-perform.

FLOATING RATE BONDS:  See Variable or Floating Rate Bonds.
-------------------

403(B)(7) RETIREMENT PLAN:  A personal retirement savings program that lets
-------------------------
employees of certain tax-exempt organizations or school systems and educational institutions contribute a portion of their earnings, usually by salary deferral agreement, into a special mutual fund account. Contributions are made on a pre-tax basis and benefit from tax-deferred build up of income. The right to withdraw funds is limited by law and amounts withdrawn are subject to income taxes.

FUTURES CONTRACT:  Agreement to buy or sell a specific amount of a commodity or
----------------
financial instrument at a particular price on a stipulated future date.

GENERAL OBLIGATION BONDS:  Municipal bonds secured by the issuer's pledge of its
------------------------
credit and taxing power for the payment of principal and interest.

INDUSTRIAL DEVELOPMENT BONDS:  Municipal bonds (usually revenue bonds), the
----------------------------
credit quality of which is normally directly related to the credit standing of the industrial user involved or of the issuer of any credit enhancement such as an insurance policy or letter of credit.

INFLATION RISK:  The risk that a rise in the level of prices for goods and
--------------
services (inflation) will decrease the value of your money in terms of your investments or the income from your investments.

INTEREST:  The payment borrowers (i.e., bond issuers) make to lenders (i.e.,
--------
bond holders) for the use of their money, usually expressed as a percentage of the amount borrowed (the principal). Usually interest is expressed as a rate per period of time, typically one year, in which case it is called an annual rate of interest.

INTEREST RATE RISK:  The risk that a rise in the level of interest rates will
------------------
reduce the market value (price) of securities held, particularly bonds, in a Fund's portfolio. Typically, a bond pays a fixed rate of interest (called the "coupon"). When interest rates rise in the economy the value of the coupon (the amount of money received on the bond periodically) falls in comparison. As a result, the price of the bond declines. In general, a decline in prevailing interest rate levels increases the value of the securities, particularly the bonds, held in a Fund's portfolio and vice versa. Interest rate fluctuations affect a Fund's net asset values but not the income received from its existing portfolio because the income paid on the bonds or other securities does not change. However, changes in prevailing interest rates will affect the yields on subsequently purchased securities.

INVESTMENT GRADE:  A bond or other fixed-income security is considered
----------------
investment grade if it is rated investment grade by a NRSRO, such as BBB or better by D&P or S&P or Baa or better by Moody's. See the Appendix.

LIQUIDITY:  The ease and speed at which an investor or holder of the security
---------
can sell or otherwise convert the security into cash.

======================================39========================================

                The AAL Mutual Institutional Shares Prospectus

Glossary of Important Terms
================================================================================


MARGIN:  Amount a customer deposits with a broker when borrowing from the broker
------
to buy securities.

MARKET CAPITALIZATION:  The value of a corporation as determined by multiplying
---------------------
the current market price of a share of common stock by the number of shares held by shareholders. Thus, if a corporation has one million shares outstanding and the market price of a share is $10, the market capitalization of the corporation is $10 million.

MARKET RISK:  Refers to the tendency of security prices to move together. The
-----------
risk that a broad market downturn will affect investments in a particular field. Market Value: The price at which an investor can buy or sell a security at a given time in an open market.

MATURITY:  The date on which the principal of a debt obligation, such as a bond,
--------
comes due and must be repaid.

MONEY MARKET INSTRUMENT:  Short-term, liquid debt, such as Treasury bills and
-----------------------
commercial paper. The issuers sell these instruments at a discount but redeem them at par. See Commercial Paper.

MORTGAGE AND ASSET-BACKED SECURITIES:  Typically these securities consist of
------------------------------------
interest in pools of mortgages or consumer loans that provide monthly payments consisting of both interest and principal payments. In effect, these securities "pass through" the monthly payments that individual borrowers make on their mortgages or consumer loans net of any fees paid to the issuers or guarantors of such securities. Mortgage backed and/or asset-backed securities may make additional payments due to principal prepayments made on the mortgages or loans, refinancing or foreclosures on the underlying property. Mortgage-backed securities also may include debt obligations collateralized by mortgage loans or mortgage pass-through securities ("CMOs") and stripped mortgage-backed securities, as well as other types of mortgage-backed securities. For more information on mortgage-backed securities, please refer to the Statement of Additional Information.

MUNICIPAL BONDS:  Debt obligations issued by or on behalf of state governments,
---------------
U.S. territories or possessions, the District of Columbia and their political subdivisions, agencies and instrumentalities. Generally, the interest on municipal bonds is exempt from federal income tax.

MUTUAL FUND:  Also called an open-end investment company. People invest by
-----------
buying shares in the mutual fund, thereby pooling shareholders' money and allowing the fund to invest in a number of securities. The fund distributes any profits from these investments, after expenses, to the fund's shareholders. Although shares in the fund are sold publicly, they are not traded on an open exchange because the fund will buy and sell shares to meet investor demand. Since the company can issue more shares, the company's capitalization is not fixed but open.

NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATION (NRSRO):  A company that
-------------------------------------------------------------
assesses the quality and potential performance of bonds, commercial paper, preferred and common stocks and municipal short-term issues, and rates the probability that the issuer of the debt will meet the scheduled interest payments and repay the principal. Ratings are published by such companies as Moody's Investors Service (Moody's), Standard & Poor's Corporation (S&P), Duff & Phelps, Inc. (D&P) and Fitch Investor Services, Inc. (Fitch).

PAR:  The stated principal value of a bond or the stated value per share of
---
stock. The par value of stock usually is only used to calculate fees for incorporation. Typically bonds have a principal value of $1,000.00. A security selling at its face value is said to be selling at "par". A security selling below its face value is said to be selling below par or at a discount. A security selling above its face value is said to be selling above par or at a premium.

PRINCIPAL:  Face value of an obligation (such as a bond or loan) that must be
---------
repaid at maturity. Portfolio: Combined holding of more than one stock, bond, commodity, real estate investment, cash equivalent or other asset by an individual or institutional investor. The purpose of a portfolio is to reduce risk by diversification.

PORTFOLIO:  Combined holding of more than one stock bond, commodity, real estate
---------
investment, cash equivalent or other asset by an individual or institutional investor. The purpose of a portfolio is to reduce risk by diversification.

PREFERRED STOCKS:  Stocks with a fixed dividend that must be paid before the
----------------
dividends of common stocks are paid.

======================================40========================================

             The AAL Mutual Funds Institutional Shares Prospectus

                                                     Glossary of Important Terms
================================================================================


PUBLIC UTILITIES:  A privately owned company that is involved in the generation,
----------------
transmission or distribution of electricity, gas, energy, water and telephone, telegraph, satellite, microwave and other communication facilities for the public benefit.

PUT OPTION:  A contract giving the owner the right to sell 100 shares of stock
----------
at a predetermined price any time up to a predetermined expiration date.

QUALIFIED RETIREMENT PLANS:  Retirement plans established and maintained by an
--------------------------
employer for the benefit of its employees that must comply with special federal tax and labor laws and regulations. Some of the more common types of qualified plans are pension, profit sharing and 401(k) plans. A 401(k) plan also permits employees to make contributions to the plan through salary deferrals.

RECORD DATE:  Date on which a shareholder must officially own shares in order to
-----------
be entitled to a dividend. Regulated Investment Company: Term used by Internal Revenue Code to define a mutual fund.

REPURCHASE AGREEMENT:  Agreement between a seller and a buyer, usually of U.S.
--------------------
government securities, whereby the seller agrees to repurchase the securities at an agreed upon price and, usually, at a stated time.

REVENUE BONDS:  Municipal bonds that usually are payable only from the revenues
-------------
derived from a particular facility or class of facilities, or in some cases from the proceeds of a special excise tax or other specific revenue source.

Risk:  The possibility that you may lose all or part of your investment, that
----
the value of your investment will decrease, or that you will receive little or no return on your investment. There are many kinds of risks in investing. See Credit Risk, Foreign Risk, Inflation Risk, Interest Rate Risk and Market Risk.

SEC:  The U.S. Securities and Exchange Commission.
---

Securities:  Financial instruments, usually stocks, bonds, money market
----------
instruments or mutual fund shares issued by corporations, municipalities and state, local or national governments or investment companies to raise or borrow money or give the public an opportunity to participate in the growth of a company.

STANDARD & POOR'S INDEX:  Also known as the STANDARD & POOR'S 500(R) (S&P
-----------------------
500(R)); Standard & Poor's Corporation is a subsidiary of McGraw-Hill, Inc. that provides a number of investor services. The S&P 500(R) is a measure of the changes in stock market conditions based on the average performance of 500 widely held common stocks. The S&P 500(R) is considered the benchmark for large stock investors.

S&P SMALLCAP 600 INDEX (S&P SMALLCAP):  Introduced in October 1994 to track
-------------------------------------
small cap stocks. It contains companies chosen by a committee at Standard & Poor's for their size, industry characteristics and liquidity. None of the companies in the S&P Small Cap overlap with the S&P 500 or S&P Mid Cap. However, some companies in the S&P Small Cap are larger than the S&P Mid Cap or S&P 500.

S&P MIDCAP 400 INDEX (S&P MIDCAP):  Contains companies chosen by a committee at
---------------------------------
Standard & Poor's for their mid cap size and industry characteristics. None of the companies in the S&P MidCap overlap with the S&P 500 or S&P SmallCap. Some companies in the S&P MidCap, however, are larger than those in the S&P 500 and smaller than those in the S&P SmallCap. This is a function of the normal drift that takes place in any index as some companies' stock prices appreciate and those of others depreciate.

Stocks:  See Equity.
------

Structured Securities:  Securities that have a value (i.e., principal amount at
---------------------
maturity and/or coupons or dividend amounts) linked to currencies, interest rates, commodities, indices or other financial indicators. Typically, these securities are debt securities or deposits whose value at maturity (i.e., principal value) or coupon rate is determined by reference to a specific instrument or statistic. For example, gold structured securities may provide for maturity values that depend on the price of gold, resulting in securities whose prices tend to rise and fall together with gold prices. These securities involve additional risk, including structures that may reduce the coupons and/or dividend amounts to zero or the redemption amounts payable at maturity as a result of a decline in the value of the underlying instrument. Structured securities may have more volatility than the price of the underlying instrument.

TOTAL RETURN:  The combination of the price change of an investment plus any
------------
income (or


======================================41========================================

             The AAL Mutual Funds Institutional Shares Prospectus

GLOSSARY OF IMPORTANT TERMS
================================================================================

other distributions), expressed as a percentage gain or loss in the investment's value.

TRANSFER AGENT: An agent appointed by a mutual fund to maintain shareholder
--------------
records and issue share certificates.

TRUST: An arrangement that permits one party, the Trustee, to hold legal title
-----
of and control property for the benefit of another party, the beneficiary.

TURNOVER: Also called the Portfolio Turnover Rate; the percentage change in the
--------
assets held by a mutual fund due to its purchases and sales. A portfolio turnover rate of 100% means that the Fund has purchased and sold securities equal to 100% of the Fund's total net asset value for the year.

12B-1 DISTRIBUTION FEE: The fee a mutual fund charges shareholders to cover the
----------------------
expenses the fund has for shareholder service, advertising, promoting and selling shares in the fund, also called distribution fee. The Funds do not charge 12b-1 fees for Institutional shares.

VARIABLE OR FLOATING RATE BONDS: Variable or floating rate debt obligations bear
-------------------------------
variable or floating interest rates and carry rights that permit holders to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries. Floating rate instruments have interest rates that change whenever there is a change in a designated base rate while variable rate instruments provide for a specified periodic adjustment in the interest rate. The interest rate formulas are designed to result in a market value for the instruments that approximate their par values, reducing the effect of changing market conditions on their underlying market values.

VARIABLE RATE MASTER DEMAND NOTES: Unsecured obligations, redeemable on notice,
---------------------------------
that permit investment of varying amounts at varying interest rates according to an agreement with the issuer.

VOLATILITY: The measure of the rise and fall of a security's price over a stated
----------
period of time.

WHEN-ISSUED SECURITIES: The term refers to a transaction made conditionally
----------------------
because the security, although authorized, has not yet been issued. New issues of stocks and bonds, stocks that have split and Treasury securities are all traded on a when issued basis.

YIELD: The income generated by an investment (from dividends or interest) over a
-----
given period of time, expressed as a percentage of either cost or current price.

ZERO COUPON BONDS: Bonds that the issuer issues at a significant discount from
-----------------
face value. The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity reflecting the market rate of the security at the time of issuance.

======================================42========================================
             The AAL Mutual Funds Institutional Shares Prospectus

                                                      APPENDIX: SECURITY RATINGS
================================================================================

RATINGS IN GENERAL
--------------------------------------------------------------------------------
A NRSRO's rating represents the organization's opinion on the credit quality a particular security. The ratings are general and do not portray absolute standards on the creditworthiness of an issuer. We continuously monitor the ratings given by the NRSROs on the securities in a Funds' portfolios as part of our ongoing effort to monitor the Funds' debt quality. Individual analysts give different weightings to the various factors involved in credit analysis. A rating is not a recommendation to purchase, sell or hold a security. A rating does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, the Funds' Adviser and/or the Sub-Adviser for The AAL International Fund evaluates each rating independently. Rating organizations base their ratings on current information furnished by the issuer or obtained from other sources they consider reliable. Rating organizations may change, suspend or withdraw their ratings due to changes in, unavailability of, such information or for other reasons.

The Funds have provided the following rating characteristics used by four major nationally recognized statistical ratings organizations ("NRSROs"), Duff & Phelps Credit Rating Co., Moody's Investors Service, Inc. Standard & Poor's Corporation and Fitch Investors Service.

BOND RATINGS
================================================================================

DUFF & PHELPS RATING SCALE DEFINITIONS
--------------------------------------------------------------------------------
AAA: Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+, AA, AA-: High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

A+, A, A-: Protection factors are average but adequate. However risk factors are more variable and greater in periods of economic stress.

BBB+, BBB, BBB-: Below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

BB+, BB, BB-: Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category.

B+, B, B-: Below investment grade and possessing risk that the obligation might no be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating category.

CCC: Well below investment grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions and/or with unfavorable company developments.

DD: Defaulted debt obligations. Issuer failed to meet scheduled principal and or interest payments.

DP: Preferred stocks with dividend arrearage.

MOODY'S RATING SCALE DEFINITIONS
--------------------------------------------------------------------------------
Aaa: Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are general known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present that make long-term risk appear somewhat larger than the Aaa securities.

A: Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest susceptibility to impairment some time in the future.

Baa: Bonds that are rated Baa are considered medium-grade obligations (i.e. they are neither highly protected nor poorly secured). Interest payments and

======================================43========================================
             The AAL Mutual Funds Institutional Shares Prospectus

APPENDIX: SECURITY RATINGS
================================================================================

principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over a long period of time may be small.

Caa: Bonds that are rated Caa have poor standing. Such issues may be in default or present elements of danger with respect to principal or interest.

Ca: Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds that are rate C are the lowest-rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa to B. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

STANDARD & POOR'S ("S&P") RATING SCALE DEFINITIONS
--------------------------------------------------------------------------------
AAA: Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated "AA" has very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degrees.

A: Debt rated "A" has strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated "BBB" has an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB, B, CC, C, C: Debt rated "BB", "B", "CCC", "CC" and "C" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

BB: Debt rated "BB" has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The "BBB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

B: Debt rated "B" has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions likely will impair capacity or willingness to pay interest and repay principal. The "B" rating is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

CCC: Debt rated "CCC" has a currently identifiable vulnerability to default and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

CC: The rating "CC" is typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

C: The rating "C" is typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation in which a

======================================44========================================
             The AAL Mutual Funds Institutional Shares Prospectus

                                                      APPENDIX: SECURITY RATINGS
================================================================================

bankruptcy petition has been filed, but debt service payments are continued.

CI: The rating "CI" is reserved for income bonds on which no interest is paid.

D: Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

NR: Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate the particular type of obligation as a matter of policy.

Plus (+) or Minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major category.

FITCH'S INVESTMENT GRADE BOND RATING DEFINITIONS
--------------------------------------------------------------------------------
AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal that is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

NR: Indicates that Fitch does not rate the specific issue.

Plus (+) or Minus (-): Plus or Minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

COMMERCIAL PAPER RATINGS
================================================================================

DUFF & PHELP'S COMMERCIAL PAPER RATINGS
--------------------------------------------------------------------------------
CATEGORY 1: TOP GRADE DUFF 1 PLUS: Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or ready access to alternative sources of funds, is clearly outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

DUFF 1: Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

DUFF 1 MINUS: High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

CATEGORY 2: GOOD GRADE

DUFF 2: Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

CATEGORY 3: SATISFACTORY GRADE

DUFF 3: Satisfactory liquidity and other protection factors qualify issue as to investment grade. Risk factors are larger and subject to more variation. Nevertheless timely payment is expected.

MOODY'S COMMERCIAL PAPER RATINGS
--------------------------------------------------------------------------------
Moody's commercial paper ratings are opinions of the ability to repay punctually promissory obligations. Moody's employs the following three category designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

PRIME 1: Highest quality;
PRIME 2: Higher quality; and
PRIME 3: High quality.

S&P'S COMMERCIAL PAPER RATINGS
--------------------------------------------------------------------------------
A Standard & Poor's ("S&P") commercial paper rating is a current assessment of the likelihood of timely payment.

======================================45========================================
             The AAL Mutual Funds Institutional Shares Prospectus

APPENDIX: SECURITY RATINGS
================================================================================

Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest.

A: Issues assigned the highest rating category, A, are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers "1", "2" and "3" to indicate the relative degree of safety.

A-1: The designation A-1 indicates that the degree of safety regarding timely payment is either overwhelming or very strong. A "+" designation is applied to those issues rated "A-1" that possess extremely strong safety characteristics.

A-2: Capacity for timely payment on issues with the designation "A-2" is strong. However, the relative degree of safety is not as high as for issues designated A-1.

A-3: Issues carrying the designation A-3 have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effect of changes in circumstances than obligations carrying the higher designations.

OTHER RATINGS
================================================================================

MOODY'S MUNICIPAL NOTE RATINGS
--------------------------------------------------------------------------------
MIG 1: This designation category denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2: This designation category denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3: This designation category denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

MOODY'S RATINGS OF THE DEMAND FEATURES ON VARIABLE RATE DEMAND SECURITIES
--------------------------------------------------------------------------------
Moody's may assign a separate rating to the demand feature of a variable rate demand security. Such a rating may include:

VMIG 1: This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

VMIG 2: This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VMIG 3: This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

S&P NOTE RATINGS
--------------------------------------------------------------------------------
SP-1: Notes rated SP-1 have very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are designated as SP-1+.

SP-2: Notes rated SP-2 have satisfactory capacity to pay principal and interest. Notes due in three years or less normally receive a note rating. Notes maturing beyond three years normally receive a bond rating, although the following criteria are used in making that assessment: (1) the amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue will be rated as a note); (2) and the source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be rated as a note).

S&P RATINGS OF THE DEMAND FEATURES ON VARIABLE RATE DEMAND SECURITIES
--------------------------------------------------------------------------------
S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a demand feature. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols are usually used to denote the put (demand) options (i.e., AAA/A-1+). Normally demand notes receive note rating symbols combined with commercial paper symbols (i.e., SP-1+/ A-1+).

======================================46========================================
             The AAL Mutual Funds Institutional Shares Prospectus

                              The AAL Mutual Funds
                             222 West College Avenue
                             Appleton, WI 54919-0007
                     Telephone (414) 734-7633, 800-553-5319
                                TDD 800-684-3416

                       STATEMENT OF ADDITIONAL INFORMATION
                              Institutional Shares
                             Dated December 29, 1997

Equity-Oriented Funds

The AAL Small Cap Stock Fund:
Investing In Small Company Stocks

The AAL Mid Cap Stock Fund):
Investing In Mid-Sized Company Stocks

The AAL International Fund:
Investing In Foreign Stocks

The AAL Capital Growth Fund:
Investing In Large Company Stocks

The AAL  Equity Income Fund (Formerly Known as The AAL Utilities Fund):
Investing In Income-Producing Equity Securities

The AAL Balanced Fund:  Investing in Stocks, Bonds and Money Market Instruments

Income-Oriented Funds


The AAL High Yield Bond Fund:
Investing in Below Investment Grade Securities

The AAL Municipal Bond Fund:
Investing In Investment Grade Municipal Securities


The AAL Bond Fund:
Investing In Investment Grade Bonds

The AAL Money Market Fund:
 Investing in Money Market Instruments

This Statement of Additional Information is not a prospectus, but provides additional information that should be read in conjunction with The AAL Mutual Funds prospectus dated December 29, 1997, and any supplements thereto. The prospectus may be obtained at no charge by writing or telephoning The AAL Mutual Funds at the address and telephone number above. Class A and Class B shares and two additional series: The AAL U.S. Government Zero Coupon Target Fund, Series 2001 and The AAL U.S. Government Zero Coupon Target Fund, Series 2006, are described in separate Prospectuses and Statements of Additional Information.

In this Statement of Additional Information, The AAL Mutual Funds may be referred to as the "Trust," and The AAL Small Cap Stock, Mid Cap Stock, International, Capital Growth, Equity Income, Balanced, High Yield Bond, Municipal Bond, Bond and Money Market Funds may be referred to collectively as the "Funds" or individually as a "Fund." Terms not otherwise defined have the same meaning as in the prospectus.

Table of Contents

     Investment Objectives and Policies.....................................   2

     Investment Techniques..................................................   4

     Investment Restrictions................................................. 18

     Purchases, Redemptions; Pricing Considerations ......................... 19

     Compensation of The Board of Trustees..................................  21

     Investment Advisory Services............................................ 22

     Distributor............................................................. 25

     Portfolio Transactions.................................................. 25

     Dividends, Distributions and Taxes...................................... 26

     Calculation of Yield and Total Return................................... 28

     General................................................................. 32

     Shareholder Maintenance Agreement ...................................... 33

     Independent Accountants................................................. 34

     Financial Statements.................................................... 34

     Investment Objectives and Policies

The following information supplements the discussion of the Funds' respective investment objectives and policies described in the prospectus. In pursuing their respective objectives, each Fund invests as described below and employs the investment techniques described in the prospectus and elsewhere in this Statement of Additional Information. Each Fund's investment objective is a fundamental policy, which may not be changed without the approval of a "majority of the outstanding voting securities" of that Fund. A "majority of the outstanding voting securities" means the approval of the lesser of: (i) 67% or more of the voting securities at a meeting if the holders of more than 50% of the outstanding voting securities of a Fund are present or represented by proxy; or (ii) more than 50% of the outstanding voting securities of a Fund.

The AAL Small Cap Stock Fund:  Investing In Small Company Stocks

This Fund seeks capital growth by investing primarily in a diversified portfolio of common stocks, and securities convertible into common stocks, of small-sized companies with a market capitalization of less than $1 billion.

The AAL Mid Cap Stock Fund:  Investing In Mid-Sized Company Stocks

This Fund seeks capital growth by investing primarily in a diversified portfolio of common stocks, and securities convertible into common stocks, of mid-sized companies with a market capitalization of between $100 million and $5 billion, focusing on those with a market capitalization of between $400 million and $3.5 billion.

The AAL International Fund:  Investing In Foreign Stocks

This Fund seeks capital growth by investing primarily in a diversified portfolio of foreign securities.

The AAL Capital Growth Fund:  Investing In Large Company Stocks

This Fund seeks long-term capital growth by investing in a diversified portfolio of common stocks and securities convertible into common stocks.

The AAL Equity Income Fund (f/k/a The AAL Utilities Fund): Investing In Income-Producing Equity Securities

This Fund seeks current income, long-term income growth and capital growth, by investing primarily in a diversified portfolio of Income-Producing Equity Securities. Prior to September 1, 1997, The AAL Equity Income Fund was known as The AAL Utilities Fund.

The AAL Balanced Fund:  Investing In Stocks, Bonds and Money Market Instruments

The Fund seeks long-term total return through a balance between income and the potential for long-term capital growth by investing primarily in a diversified portfolio of common stocks, bonds and money market instruments. We will select these investments consistent with the investment policies of The AAL Capital Growth, Bond and Money Market Funds, respectively.


The AAL High Yield Bond Fund:  Investing in Below-Investment Grade Securities


This Fund seeks high current income and secondarily capital growth by investing primarily in a diversified portfolio of high yield, high risk bonds ("High Yield Bonds").


The AAL Municipal Bond Fund:  Investing In Investment Grade Municipal Securities


This Fund seeks a high level of current income that is exempt from federal income taxes, consistent with preservation of capital, by investing primarily in a diversified portfolio of municipal securities.

The AAL Bond Fund:  Investing In Investment Grade Bonds

This Fund seeks a high level of current income, consistent with capital preservation, by investing primarily in a diversified portfolio of investment grade bonds and other debt securities.

The AAL Money Market Fund:  Investing In Money Market Instruments

This Fund seeks a high level of current income consistent with preservation of capital and liquidity by investing in a diversified portfolio of high-quality, short-term money market instruments.

Investment Techniques

Each of the Funds may use the techniques described in the prospectus and in the Statement of Additional Information in pursuit of its investment objective.

Lending Portfolio Securities

Subject to restriction (4) under "Investment Restrictions," below, a Fund may lend its portfolio securities to broker-dealers and financial institutions, such as banks and trust companies. The Adviser and/or Sub-Adviser for The AAL
International Fund will monitor the creditworthiness of any firm with which a Fund engages in securities lending transactions. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. The Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, and would also receive an additional return which may be in the form of a fixed fee or a percentage of the collateral. The Fund would have the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days. The Fund would not have the right to vote the securities during the existence of the loan, but would call the loan to permit voting of securities during the existence of the loan if, in the Adviser's and/or Sub-Adviser for The AAL International Fund's judgment, a material event requiring a shareholder vote would otherwise occur before the loan was repaid.

In the event of bankruptcy or other default of the borrower, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses including: (a) possible decline in the value of the collateral or in the value of the securities loaned during the period when the Fund seeks to enforce its rights thereto; (b) possible subnormal levels of income and lack of access to income during this period; and (c) expenses of enforcing its rights.

Repurchase Agreements

The Funds maintain procedures for evaluating and monitoring the creditworthiness of firms with which they enter into repurchase agreements. A Fund may not invest more than 10% of its net assets in repurchase agreements maturing in more than seven days.

When-Issued and Delayed Delivery Securities

A Fund may purchase securities on a when-issued or delayed-delivery basis, as described in the prospectus. A Fund makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before settlement date if the Adviser and/or Sub-Adviser for The AAL International Fund deems it advisable for investment reasons.

At the time a Fund enters into a binding obligation to purchase securities on a when-issued basis, liquid assets of the Fund having a value at least as great as the purchase price of the securities to be purchased are identified on the books of the Fund and held by the Funds' custodian throughout the period of the obligation. The use of these investment strategies may increase net asset value fluctuation.

Rated Securities

If the rating of a Fund security is lost or reduced, the Fund is not required to sell the security, but the Adviser and/or the Sub-Adviser for The AAL International Fund will consider such fact in determining whether that Fund should continue to hold the security. The AAL Money Market Fund, however, will sell downgraded commercial paper to the extent required to comply with Rule 2a-7 under the Investment Company Act of 1940 (the "Act").

To the extent that the ratings given by Nationally Recognized Statistical Rating Organizations ("NRSRO") for debt securities change as a result of changes in a NRSRO, or changes in a NRSRO's rating system, a Fund will attempt to use comparable ratings as standards for its investments in debt securities in accord with its investment policies.

High Yield Bond Market -- The AAL International, Equity Income and High Yield Bond Funds

The AAL International, Equity Income and High Yield Bond Funds invest in high yield, high risk bonds, with The AAL High Yield Bond Fund normally investing at least 65% of its total assets in such securities. While the market for high yield bonds has existed for many years and has weathered previous economic downturns, the 1980s brought a dramatic increase in the use of such securities to fund highly leveraged corporate acquisitions and restructuring. Past experience may not provide an accurate indication of the future performance of the high yield bond market, especially during periods of economic recession. From 1989 to 1991, the percentage of lower-quality securities that defaulted rose significantly above prior default levels. However, the default rate decreased subsequently.

The AAL High Yield Bond Fund may invest in Iower-rated asset and mortgage-backed securities, including interest in pools of lower-rated bonds, consumer loans or mortgages, or complex instruments such as collateralized mortgage obligations ("CMOs") and stripped mortgage-backed securities (the separate income or principal components). Changes in interest rates, the market's perception of the issuers and the creditworthiness of the parties involved may significantly affect the value of these bonds. Some of these securities may have a structure that makes their reaction to interest rates and other factors difficult to predict, causing their value to be highly volatile. These bonds also may be subject to prepayment risk. During periods of declining interest rates, prepayment of the loans and mortgages underlying these securities tend to accelerate. Accordingly, any prepayments on these securities held by the Fund reduces our ability to maintain positions in high-yielding, mortgage-backed securities and reinvest the principal at comparable yields.

Certain high yield bonds carry particular market risks. Zero coupon, deferred interest and payment-in-kind ("PIK") bonds, which are issued at deep discounts, may experience greater volatility in market value. Asset and mortgage-backed securities, including collateralized mortgage obligations, in addition to greater volatility, may carry prepayment risks.

Collateralized Mortgage Obligations and Multi-Class Pass-Through Securities -- The AAL Balanced, High Yield Bond and Bond Funds

The AAL Balanced, High Yield Bond and Bond Funds may invest in mortgage-backed securities, including CMOs and multi-class through securities, which are debt instruments issued by special purpose entities secured by pools of mortgage loans or other mortgage-backed securities. Multi-class pass-through securities are interests in a trust composed of mortgage loans or other mortgage-backed securities. Payments of principal and interest on the underlying collateral provide the money to pay debt service on the CMO or make scheduled distributions on the multi-class pass-through security. Multi-class pass-through securities, CMOs, and classes thereof (including those discussed below) are examples of the types of financial instruments commonly referred to as "derivatives."

In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMO, often referred to as a "tranche," is issued a specified coupon rate and has a stated maturity or final distribution date. Principal payments on collateral underlying a CMO may cause it to be retired substantially earlier than the stated maturity or final distribution dates. Interest is paid or accrues on all classes of a CMO on a monthly, quarterly or semi-annual basis. The principal and interest on the underlying mortgages may be allocated among the several classes of a CMO's series in many ways. In a common structure, payment of principal on the underlying mortgages are applied according to scheduled cash flow priorities to classes of a CMO's series.

There are many classes of CMOs. There are "IOs" which entitle the holder to receive distributions consisting solely or primarily of all or a portion of the interest in an underlying pool of mortgages or mortgage-backed securities ("Mortgage Assets"). There are also "POs," which entitle the holder to receive distributions consisting solely or primarily of all or a portion of the underlying pool of Mortgage Assets. In addition, there are "inverse floaters," which have a coupon rate that moves in the reverse direction to an applicable index, and accrual (or "Z") bonds, which are described below.

Each Fund may not invest more than 7.5% of its net assets in any IOs, POs, inverse floaters or accrual bonds at any one time or more than 15% of its net assets in all such obligations at any one time.

Inverse floating CMOs are typically more volatile than fixed or adjustable rate tranches of CMOs. Investments in inverse floating CMOs would be purchased by the Funds to attempt to protect against a reduction in the income earned on the Funds' investments due to decline in interest rates. The Funds would be adversely affected by the purchase of such CMOs in the event of a increase in the interest rates because the coupon rate thereon will decrease as interest rates increase, and, like other mortgage-backed securities, the value will decrease as interest rates increase.

The cash flows and yields on IO and PO classes are extremely sensitive to the rate of principal payments (including prepayments) on the related underlying pool of mortgage loans or mortgage backed securities. For example, a rapid or slow rate of principal payments may have a material adverse effect on the yield to maturity of IOs or POs, respectively. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, the holder of an IO may incur substantial losses even if the IO class is rate AAA. Conversely, if the underlying Mortgage Assets experience slower than anticipated prepayments of principal, the yield and market value for the holder of a PO will be affected more severely than would be the case with a traditional mortgage-backed security.

However, if interest rates were expected to rise, the value of an IO might increase and may partially offset other bond value declines, and if rates were expected to fall, the inclusion of POs could balance lower reinvestment rates.

An accrual or Z bondholder is not entitled to receive cash payments until one or more other classes of the CMO have been paid in full from payments on the mortgage loans underlying the CMO. During the period in which cash payments are not being made on the Z tranche, interest accrues on the Z tranche at a stated rate, and this accrued interest is added to the amount of principal that is due to the holder of the Z tranche. After the other classes have been paid in full, cash payments are made on the Z tranche until its principal (including previously accrued interest that was added to principal, as described above) and accrued interest at the stated rate have been paid in full. Generally, the date upon which cash payments begin to be made on a Z tranche depends on the rate at which the mortgage loans underlying the CMO are prepaid, with a faster prepayment rate resulting in an earlier commencement of cash payments on the Z tranche. Like a zero coupon bond, during its accrual period the Z tranche of a CMO has the advantage of eliminating the risk of reinvesting interest payments at lower rates during a period of declining market interest rates. At the same time, however, and also like a zero coupon bond, the market value of a Z tranche can be expected to fluctuate more widely with changes in market interest rates than would the market value of a tranche that pays interest currently. Changes in market interest rates also can be expected to influence prepayment rates on the mortgage loans underlying the CMO of which a Z tranche is a part. As noted above, such changes in prepayment rates affect the date at which cash payments begin to be made on a Z tranche, and therefore also influence its market value.

Structured Securities -- The AAL International and High Yield Bond Funds

The AAL International and High Yield Bond Funds may invest in structured notes and/or preferred stocks, the value of which is linked to currencies, interest rates, other commodities, indices or other financial indicators. The securities differ from other securities in which the Funds may invest in several ways. For example, the coupon, dividend and/or redemption amount at maturity may be increased or decreased depending on the value of the underlying instrument.

Investment in structured securities involves certain risks. In addition to the credit risk of the issuer and the normal risks of changes in interest rates, the redemption amount may increase or decrease as a result of price changes in the underlying instrument. Further, in the case of certain structured securities, the coupon and/or dividend may be reduced to zero, and any further declines in the value of the underlying instrument may then reduce the redemption amount payable at maturity. Finally, structured securities may have more volatility than the price of the underlying instrument.

Variable Rate Demand Notes

The Funds may purchase variable rate master demand notes, which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. Although the notes are not normally traded and there may be no secondary market in the notes, a Fund may demand payment of principal at any time. Except for The AAL High Yield Bond Fund, the notes purchased by the Fund must be rated in one of the two highest rating categories by a NRSRO or that have been issued by an issuer that has received a rating from the requisite NRSRO, in the top categories with respect to a class of short-term debt obligations that is now comparable in priority and security with the instrument. If an issuer of a variable rate master demand note defaulted on its payment obligation, the Funds might be unable to dispose of the note because of the absence of a secondary market and might, for this or other reasons, suffer a loss to the extent of the default. The Funds invest in variable rate master demand notes only when the Adviser deems the investment to involve minimal credit risk.

In some instances, The AAL Money Market Fund may purchase variable rate securities (the yields will vary in relation to changes in specific money market rates, such as the prime rate) with actual maturities of 397 or more, but only under conditions established by the Securities and Exchange Commission rules that permit such securities to be considered to have maturities of less than 397 days. The Fund may invest in these longer-term variable rate securities only when, in the Adviser's view, the Fund may be able to take advantage of the higher yield that is usually paid on these securities over short-term securities, and it appears to the Adviser that the variable rates on these securities may reduce the fluctuations in market value typical of longer-term securities. The Fund also may purchase variable rate securities with a put option, which may further reduce the risk of fluctuations in market value.

Portfolio Turnover -- The AAL Small Cap Stock, Mid Cap Stock, High Yield Bond, Municipal Bond and Bond Funds

As noted in the Prospectus, portfolio turnover rates in excess of 100% may increase brokerage and other trading expenses incurred by a Fund. The AAL Small Cap Stock and Mid Cap Stock Funds had portfolio turnover rates of 138.50% and 112.60%, and The AAL Municipal Bond and Bond Funds had portfolio turnover rates of 119.70% and 212.49% for the fiscal year ended on April 30, 1997, respectively. The turnover rates for The AAL Small Cap Stock and Mid Cap Stock Funds reflect the portfolio managers' growth investment styles, the purchase of initial public offerings, which tend to appreciate significantly after the offering and then level off in price, and the volatility of small cap and mid cap stock prices in general. The portfolio turnover rate for The AAL Bond Fund reflects the portfolio manager's active selection of the individual securities that he believes provide the best income for the portfolio within the Fund's investment parameters at any one time. The portfolio manager has increased buying and selling securities for The AAL Bond Fund recently. As a result, the portfolio turnover rate for the next fiscal year may be in excess of 300%, and may be as high as 600% or more. The turnover rate for The AAL Municipal Bond Fund reflects the portfolio manager's pursuit of total return (growth and income) in the municipal securities market.

The AAL Equity Income Fund may have portfolio turnover in excess of 100% during its transition from concentrating its assets in the securities of public utilities companies, to investing at least 65% of its total assets in income-producing equity securities in any industry.

In seeking its objectives, The High Yield Bond Fund, which began operations on January 8, 1997, buys or sells portfolio securities whenever the Adviser believes it appropriate. The Adviser's decision will not generally be influenced by how long the Fund may have owned the security. From time to time, the Fund will buy securities intending to seek short-term trading profits. As a result, The AAL High Yield Bond Fund's portfolio turnover rate may be higher than that of other mutual funds. The turnover rate is not a limiting factor when considering a change in the Fund's portfolio.

Options and Futures

The Funds, except for The AAL Money Market Fund, may engage in options, futures and options on futures transactions that constitute bona fide hedging or other permissible risk management transactions. The Funds will follow the requirements of the SEC and the Commodities Futures Trading Commission and set aside liquid assets in a separate account to secure a Fund's potential obligations under its futures or options positions.

As the writer (seller) of a covered call option, a Fund may forego, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call option. However, if the market value of the security declines, writing a call option would reduce the amount of any decline sustained to the extent of the premium income received from the sale of the covered call option.

In periods when the market is neutral or declining, additional incremental income can be achieved by writing options and receiving the premiums. In addition, through the writing and purchase of options and the purchase and sale of futures contracts and related options, a Fund may at times seek to enhance current returns or to hedge against a decline in the value of securities owned by it or an increase in the price of securities it plans to purchase.

If additional types of options, futures contracts, or futures options are traded in the future, a Fund may also use those investment vehicles provided that the Board of Trustees determines that their use is consistent with a Fund's investment objective.

     Options on Securities and Indexes

Options and futures may be purchased and sold on debt or other securities or indexes in standardized contracts traded on national securities exchanges, boards of trade, or similar entities, or quoted on NASDAQ. In addition, agreements sometimes called cash puts may accompany the purchase of a new issue of bonds from a dealer.
Currently there are no publicly traded options on tax-exempt securities.

An option on a security (or index) is a contract that gives the holder of the option, in return for a premium, the right to buy from (call) or sell to (put) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect specified facets of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.)

The Funds, except for The AAL Money Market Fund, will write call options and put options only if they are "covered." In the case of a call option on a security, the option is covered if a Fund owns the security underlying the call or has an absolute and immediate right to acquire the security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount are held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. For a call option on an index, the option is covered if a Fund maintains with their custodian cash or cash equivalents equal to the contract value. A call option also is covered if a Fund holds a call on the same security or index as the call written where the exercise price of the call purchased is: (i) equal to or less than the exercise price of the call; or (ii) greater than the exercise price of the call written, provided the difference is maintained by a Fund in cash or cash equivalents in a segregated account with its custodian. A put option on a security or an index is covered if a Fund maintains a cash or cash equivalents equal to the exercise price in a segregated account with their custodian. A put option also is covered if a Fund holds a put on the same security or index as the put written where the exercise price of the put held is: (i) equal to or greater than the exercise price of the put written; or (ii) less than the exercise price of the put written, provided the difference is maintained by a Fund in cash or cash equivalents in a segregated account with its custodian.

If an option written by a Fund expires, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by the Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid.

Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when a Fund desires.

A Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, a Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, a Fund will realize a capital gain or, if it is less, a Fund will realize a capital loss. The principal factors affecting the market value of a put or call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index and the time remaining until the expiration date.

The premium paid for a put or call option purchased by a Fund is an asset of the Fund. The premium received for an option written by the Fund is recorded as a deferred liability. The value of an option purchased or written is marked to market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

     Risks Associated with Options on Securities and Indexes

There are several risks associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between them, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If a Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If a Fund were unable to close out a covered call option that it had written on security, it would not be able to sell the underlying security unless the option expires without exercise.

As a writer of a covered call option, a Fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

If trading were suspended in an option purchased by a Fund, a Fund would not be able to close out the option. If restrictions on exercise were imposed, a Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by a Fund is covered by an option on the same index purchased by a Fund, movements in the index may result in a loss to a Fund; however, such losses may be mitigated by changes in the value of a Fund's portfolio securities during the period the option was outstanding.

     Futures Contracts and Options on Futures Contracts

A Fund may enter into interest rate and index futures contracts. An interest rate or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or the cash value of an index at a specified price and time. A futures contract on an index is an agreement by which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of those securities is made.

A public market exists in futures contracts covering a number of indexes as well as the following financial instruments: U.S. Treasury bonds; U.S. Treasury notes; GNMA certificates; three-month U.S. Treasury bills; 90 day commercial paper; bank certificates of deposit; and Eurodollar certificates of deposit. It is expected that other futures contracts will be developed and traded. A Fund may engage in transactions involving new futures contracts (or options thereon) if, in the opinion of the Board of Trustees, they are appropriate hedging instruments for a Fund.

A Fund may purchase (and, if the Commodity Futures Trading Commission grants certain regulatory relief, write) call and put futures options. Futures options possess many of the same characteristics as options on securities and indexes. A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true.

As long as it is required by regulatory authorities having jurisdiction over a Fund, it will limit its use of futures contracts and futures options to hedging transactions. For example, a Fund might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of a Fund's securities or the price of the securities that a Fund intends to purchase. A Fund's hedging may include sales of futures contracts, as an offset against the effect of expected increases in interest rates, and purchases of futures contracts as an offset against the effect of expected declines in interest rates. Although other techniques could be used to reduce a Fund's exposure to interest rate fluctuations, a Fund may be able to hedge its exposure more effectively and perhaps at a lower cost by using futures contracts and futures options.

The success of any hedging technique depends on the Adviser and/or Sub-Adviser for The AAL International Fund correctly predicting changes in the level and direction of interest rates and other factors. Should those predictions be incorrect, the Fund's return might have been better had it not attempted hedging. However, in the absence of the ability to hedge, the Adviser and/or Sub-Adviser for The AAL International Fund might have taken portfolio actions in anticipation of the same market movements with similar investment results, but presumably at greater transaction costs.

A Fund will only enter into futures contracts and futures options that are standardized and traded on a U.S. exchange, board of trade, or similar entity, or quoted on an automated quotation system.

When a purchase or sale of a futures contract is made by a Fund, a Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or U.S. government securities ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to a Fund upon termination of the contract, assuming all contractual obligations have been satisfied. A Fund expects to earn interest income on its initial margin deposits. A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day a Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking-to-market." Variation margin does not represent a borrowing or loan by a Fund, but is instead a settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, a Fund will mark-to-market its open futures positions.

A Fund also is required to deposit and maintain margin on any put and call options on futures contracts that it has written. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by a Fund.

Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, a Fund realizes a capital gain. If the offsetting purchase price is more, a Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, a Fund realizes a capital gain. If the offsetting price is less, a Fund realizes a capital loss. The transaction costs must also be included in these calculations.

     Risks Associated with Futures

There are several risks associated with the use of futures contracts and futures options as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as: (1) variations in the speculative market demand for futures, futures options and debt securities, including technical influences in futures and futures options trading; and (2) differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading, such as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day, and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures or futures options position. In such a case, a Fund would continue to be required to meet margin requirements until the position is closed. In addition, some of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

     Limitations on Options and Futures

A Fund will not enter into a futures contract or purchase an option there on if: the initial margin deposits for futures contracts held by a Fund plus premiums paid by it for open futures options positions less the amount by which any such positions are "in the money" exceed 5% of a Fund's net assets. A call option is "in the money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in the money" if the exercise price exceeds the value of the futures contract that is the subject of the option.

When purchasing a futures contract or writing a put on a futures contract, a Fund must maintain with its custodian (or broker, if legally permitted) cash or cash equivalents (including any margin) equal to the market value of such contract. When writing a call option on a futures contract, a Fund similarly will maintain with its custodian cash or cash equivalents (including any margin) equal to the amount such option is in the money until the option expires or is closed out by a Fund.

A Fund may not maintain open short positions in futures contracts, call options written on futures contracts or call options written on indexes if, in the aggregate, the market value of all such open positions exceeds the current value of the securities in its portfolio, plus or minus unrealized gains and losses on the open positions, adjusted for the historical relative volatility of the relationship between the portfolio and the positions. For this purpose, to the extent a Fund has written call options on specific securities in its portfolio, the value of those securities will be deducted from the current market value of the securities portfolio.

To comply with Commodity Futures Trading Commission Rules and thereby avoid being deemed a "commodity pool operator," a Fund will not invest in a commodity contract where the "underlying commodity value" of each long position at any time exceeds the sum of:

     (1) The value of the Fund's short-term U.S. debt obligations or other U.S. dollar denominated, high-quality short-term money market instruments and cash that it has set aside in an identifiable manner, plus any funds deposited as margin on the contract;

     (2)  Unrealized appreciation on the contract held by the broker; and

     (3)  Cash proceeds from existing investments due in not more than 30 days.

"Underlying commodity value" means the size of the contract multiplied by the daily settlement price of the contract.

As long as the Fund continues to sell its shares in certain states, the Fund's options transactions will also be subject to some of the non-fundamental restrictions set forth in this Statement of Additional Information.

     Taxation of Options and Futures

If a Fund exercises a call or put option, the premium paid for the option is added to the cost of the security purchased (call) or deducted from the proceeds of the sale (put). For cash settlement of options and futures options, the difference between the cash received at exercise and the premium paid is a capital gain or loss.

Entry into a closing purchase transaction will result in capital gain or loss. If an option was "in the money" at the time it was written and the security covering the option was held for more than one year prior to the writing of the option, any loss realized as a result of a closing purchase transaction will be long-term for federal tax purposes. The holding period of the securities covering an "in the money" option will not include the period of time the option is outstanding.

A futures contract held until delivery results in capital gain or loss equal to the difference between the price at which the futures contract was entered into and the settlement price on the earlier of delivery notice date or expiration date. If a Fund delivers securities under a futures contract, a Fund also realizes a capital gain or loss on those securities.

For Federal income tax purposes, a Fund generally is required to recognize as income for each taxable year its net unrealized gains and losses as of the end of the year on options, futures and futures options positions ("year-end mark-to-market"). Generally, any gain or loss recognized with respect to such positions (either by year-end mark-to-market or by actual closing of the positions) is considered to be 60% long term and 40% short term, without regard to the holding periods of the contracts. However, in the case of positions classified as part of a "mixed straddle," the recognition of losses on certain positions (including options, futures and futures options positions, the related securities and certain successor positions thereto) may be deferred to a later taxable year. Sale of futures contracts or writing of call options (or futures call options) or buying put options (or futures put options) that are intended to hedge against a change in the value of securities held by a Fund may affect the holding period of the hedged securities.

A Fund distributes to shareholders annually any net capital gains that have been recognized for federal income tax purposes (including year-end mark-to-market gains) on options and futures transactions. Such distributions are combined with distributions of capital gains realized on a Fund's other investments and shareholders are advised of the nature of the payments.

     Federal Tax Treatment of Options, Futures Contracts and Forward Foreign Exchange Contracts

A Fund may enter into certain option, futures and forward foreign exchange contracts that will be treated as Section 1256 contracts or straddles under the Internal Revenue Code.

Transactions that are considered Section 1256 contracts will be considered to have been closed at the end of a Fund's fiscal year and any gains or losses will be recognized for tax purposes at that time. Such gains or losses from the normal closing or settlement of such transactions will be characterized as 60% long-term capital gain or loss and 40% short-term capital gain or loss regardless of the holding period of the instrument. A Fund will be required to distribute net gains on such transactions to shareholders even though it may not have closed the transaction and received cash to pay such distribution.

Options, futures and forward foreign exchange contracts that offset a foreign dollar denominated bond or currency position may be considered straddles for tax purposes in which case a loss on any position in a straddle will be subject to deferral to the extent of unrealized gain in an offsetting position.

For a Fund to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income (i.e., dividends, interest, income derived from loans of securities and gains from the sale of securities or currencies). Pending tax regulations could limit the extent that net gains realized from options, futures or foreign forward exchange contracts on currencies are qualifying income for purposes of 90% requirement. In addition, gains realized on the sale of other disposition of securities, including options, futures or foreign forward exchange contracts on securities or securities indices and, in some cases, currencies, held for less than three months, must be limited to less than 30% of a Fund's annual gross income. To avoid realizing excessive gains on securities or currencies held less than three months, a Fund may be required to defer the closing out option, futures or foreign forward exchange contracts beyond the time when it would otherwise be advantageous to do so. It is anticipated that the unrealized gains on Section 1256 options, future and foreign forward exchange contracts, which had been open for less than three months as of the end of a Fund's fiscal year and which are recognized for tax purposes, will be considered gains on securities or currencies held for three months or more for purposes of the 30% test.

Foreign Securities - The AAL Small Cap Stock, Mid Cap Stock, Capital Growth, Balanced and Bond Funds

The AAL Small Cap Stock, Mid Cap Stock and Capital Growth Funds may invest in foreign securities traded domestically through depository receipts and securities of foreign issuers traded on a U.S. national securities exchange or the NASDAQ National Market System. These Funds do not intend to invest more than 10% of their net assets in such foreign securities. The AAL Bond Fund may invest up to 20% of its net assets in debt securities of foreign issuers that are payable in U.S. dollars. The AAL Balanced Fund may invest in foreign securities to the extent The AAL Capital Growth and Bond Funds allow investments in foreign securities for the common stock and fixed income sectors of the Fund, respectively. Foreign securities may present a greater degree of risk (including risks relating to tax provisions or expropriation of assets) than do securities of domestic issuers.

Foreign Securities - The AAL International, Equity Income and High Yield Bond Funds

The AAL Equity Income Fund may invest up to 15% of its net assets in foreign securities. The Fund also may invest in foreign securities traded domestically through depository receipts and securities of foreign issuers traded on a U.S. national securities exchange or the NASDAQ National Market System without regard to the 15% limitation. The Funds consider depository receipts as investments in the underlying stocks for purposes of diversification.

The AAL International Fund normally invests at least 65% of its total assets in foreign securities primarily trading in at least 3 different countries, not including the U.S.

The AAL High Yield Bond Fund may invest up to 15% of its net assets in foreign bonds. At this time, the Fund intends to limit its purchases of foreign bonds to those trading in the U.S.

Foreign investments may involve risks that are in addition to the risks inherent in U.S. securities. In many countries there is less public information available about issuers and foreign companies may not be subject to uniform accounting, auditing and financial reporting standards. The value of foreign investments may rise or fall because of changes in currency exchange rates, and a Fund may incur costs in converting securities denominated in foreign currencies into U.S. dollars. Dividends and interest on foreign securities may be subject to foreign withholding taxes, which would reduce a Fund's income without providing a tax credit to shareholders. Obtaining and enforcing judgments, when necessary, in foreign countries may be more difficult and expensive than in the U.S. Although these Funds intend to invest in securities of issuers of stable and developed countries, there is the possibility of expropriation, confiscatory taxation, nationalization, currency blockage or political or social instability that could affect investments in such countries.

The AAL International and Equity Income Funds may invest in American Depository Receipts ("ADRs") without limit. ADR facilities may be either "sponsored" or "unsponsored." While similar, distinctions exist relating to the rights and duties of ADR holders and market practices. A depository may establish an un-sponsored facility without the participation by or consent of the issuer of the deposited securities, although a letter of non-objection from the issuer is often requested. Holders of unsponsored ADRs generally bear all the costs of such facility, which can include deposit and withdrawal fees, currency conversion fees and other service fees. The depository of an unsponsored facility may be under no duty to distribute shareholder communications from the issuer or to pass through voting rights. Issuers of unsponsored ADRs are not obligated to disclose material information in the U.S. and, therefore, there may not be a correlation between such information and the market value of the ADR. Sponsored facilities enter into an agreement with the issuer that sets out rights and duties of the issuer, the depository and the ADR holder. This agreement also allocates fees among the parties. Most sponsored agreements also provide that the depository will distribute shareholder notices, voting instructions and other communications. The AAL International and Equity Income Funds may invest in sponsored and unsponsored ADRs.

In addition to ADRS, The AAL International Fund may hold foreign securities in the form of American Depository Shares ("ADSs"), Global Depository Receipts ("GDRs") and European Depository Receipts ("EDRs"), or other securities convertible into foreign securities. These receipts may not be denominated in the same currency as the underlying securities. Generally, American banks or trust companies issue ADRs and ADSs, which evidence ownership of underlying foreign securities. GDRs represent global offerings where an issuer issues two securities simultaneously in two markets, usually publicly in a non-U.S. market and privately in the U.S. market. EDRs (sometimes called Continental Depository Receipts ("CDRs")) are similar to ADRs, but usually issued in Europe. Typically issued by foreign banks or trust companies, EDRs and CDRs evidence ownership of foreign securities. Generally, ADRs and ADSs in registered form trade in the U.S. securities markets, GDRs in the U.S. and European markets, and EDRs and CDRs (in bearer form) in European markets. The Adviser and Sub-Adviser for The AAL International Fund consider investments in ADRs, ADSs, GDRs, EDRs and CDRs as investments in the underlying stocks for purposes of diversification.

     Classification of Foreign Markets -- The AAL International Fund

Foreign markets are often classified as mature or emerging. The countries in which The AAL International Fund may invest are classified below. The Fund also may invest in additional countries when such investments are consistent with the Fund's objective and policies.

     Mature: Australia,  Austria,  Belgium,  China,  Canada,  Denmark,  Finland,
          France, Germany, Hong Kong, Ireland, Italy, Japan, Luxembourg, Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland, United Kingdom and United States.

     Emerging:  Argentina,  Brazil,  Chile,  Czech  Republic,  Ecuador,  Greece,
          Hungary, India, Indonesia, Jamaica, Kenya, Israel, Jordan, Malaysia, Mexico, Morocco, Nigeria, Pakistan, People's Republic of China, Peru, Philippines, Poland, South Africa, South Korea, Sri Lanka, Taiwan, Thailand, Turkey, Uruguay, Venezuela and Vietnam.

Foreign Currency Transactions

To manage the currency risk accompanying investments in foreign securities and to facilitate the purchase and sale of foreign securities, the Funds may engage in foreign currency transactions on a spot (cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into contracts to purchase or sell foreign currencies at a future date ("forward foreign currency" contracts or "forward" contracts).

A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement and no commissions are charged at any stage for trades.

When a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale of a fixed amount of U.S. dollars equal to the amount of foreign currency involved in the underlying security transaction, the Fund can protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which the payment is made or received.

When the Adviser and/or Sub-Adviser for The AAL International Fund believe that a particular foreign currency may suffer a substantial decline against the U.S. dollar, they may enter into a forward contract to sell a fixed amount of the foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult and the successful execution of a short-term hedging strategy is highly uncertain. A Fund will not enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's securities or other assets denominated in that currency. Under normal circumstances, the Adviser and/or Sub-Adviser for The AAL International Fund consider the long-term prospects for a particular currency and incorporate the prospects into their overall long-term diversification strategies. The Adviser and Sub-Adviser for The AAL International Fund believe that it is important to have the flexibility to enter into such forward contracts when they determine that the best interests of a Fund will be served.

At the maturity of a forward contract, a Fund may either sell the portfolio securities and make delivery of the foreign currency, or it may retain the securities and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract obligating it to purchase, on the same maturity date, the same amount of foreign currency.

If a Fund retains the portfolio securities and engages in an offsetting transaction, the Fund will incur a gain or a loss to the extent that there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a forward contract to sell the foreign currency. Should forward prices decline during the period when the Fund entered into the forward contract for the sale of a foreign currency and the date it entered into an offsetting contract for the purchase of the foreign currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

It is important to note that: (1) a foreign currency hedge transactions does not protect against or eliminate fluctuations in the prices of particular portfolio securities (i.e., if the price of such securities decline due to an issuer's deteriorating credit situation); and (2) it is impossible to forecast with precision the market value of securities at the expiration of a forward contract. Accordingly, the Fund may have to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if: (1) the market value of a Fund's securities are less than the amount of the foreign currency the Fund is obligated to deliver; and (2) a decision is made to sell the foreign securities and make delivery of the foreign currency upon expiration of the contract. Conversely, the Fund may have to sell some of its foreign currency received upon the sale of a portfolio security if the market value of the Fund's securities exceed the amount of foreign currency the Fund is obligated to deliver. A Fund's dealings in forward foreign currency exchange contracts will be limited to the transactions described above. Also a Fund may not be able to hedge against a currency devaluation at a price above the anticipated level where the market itself has generally anticipated the currency's devaluation.

Although the Funds value their assets daily in terms of U.S. dollars, they do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. A Fund will do so from time to time and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

Options and Futures Relating to Foreign Currencies

The Funds may purchase and sell currency futures and purchase and write currency options to increase or decrease its exposure to different foreign currencies. They also may purchase and write currency options in conjunction with the currency futures or forward contracts of another series of the Funds. The uses and risks of currency options and futures are similar to options and futures relating to securities or indices, as discussed above.

Currency futures contracts are similar to forward foreign currency contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of the respective Fund's investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect a particular Fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of the Fund's foreign-denominated investments change in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the Fund's investments exactly overtime.

Privately Issued Securities:  The AAL Balanced and Money Market Fund

The AAL Money Market and Balanced Fund may invest in securities issued by major corporations without registration under the Securities Act of 1933 in reliance on certain exemptions, including the "private placement" exemption afforded by
Section 4(2) of that Act. Section 4(2) paper is restricted as to disposition under the federal securities laws in that any resale must be made in an exempt transaction. This paper normally is resold to other institutional investors through or with the assistance of investment dealers who make a market in it, thus providing liquidity. In the opinion of the Adviser, Section 4(2) paper is no less liquid or salable than commercial paper issued without legal restrictions on disposition. However, should a section 4(2) paper issue be deemed illiquid by the Adviser, the Fund would purchase such security only in accordance with its limitations on illiquid securities. See "Additional Investment Factors and Risks Regarding the Funds -- Illiquid and Restricted Securities" in the prospectus.

Variable  Rate  Demand   Notes--The   AAL  Small  Cap  Stock,   Mid  Cap  Stock,
International, Capital Growth, Equity Income, Balanced, High Yield Bond, Bond and Money Market Funds

The AAL Small Cap Stock, Mid Cap Stock, International, Equity Income, Balanced, High Yield Bond, Bond and Money Market Funds (subject to Rule 2a-7) may purchase variable rate master demand notes, which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. Although the notes are not normally traded and there may be no secondary market in the notes, the Funds may demand payment of principal at any time. The notes purchased by the Funds must be rated in one of the two highest rating categories by a NRSRO or that have been issued by an issuer that has received a rating from the requisite NRSRO, in the top categories with respect to a class of short-term debt obligations that is now comparable in priority and security with the instrument. If an issuer of a variable rate master demand note defaulted on its payment obligation, the Funds might be unable to dispose of the note because of the absence of a secondary market and might, for this or other reasons, suffer a loss to the extent of the default. The Funds invest in variable rate master demand notes only when the Adviser deems the investment to involve minimal credit risk.

Investments In Other Investment Companies

An investment by a Fund in other investment companies, which is limited by fundamental investment restriction 14 below, may cause a Fund to increase payments of administration and distribution expenses.

Investment Restrictions

Each Fund operates under the following investment restrictions. A Fund may not:

     (1) invest more than 5% of its net assets (or 5% of The AAL Small Cap Stock, International, Balanced or High Yield Bond Funds' total assets), taken at value at the time of each investment, in the securities (including repurchase agreements) of any one issuer (for this purpose, the issuer(s) of a debt security being deemed to be only the entity or entities whose assets or revenues are subject to the principal and interest obligations of the security), except that up to 25% of its net assets (or 25% of The AAL Small Cap Stock, International, Balanced or High Yield Bond Fund's total assets) may be invested without regard to this limitation and provided that such restrictions shall not apply to obligations issued or guaranteed by the U.S. government or any agency or instrumentality thereof;

     (2) purchase securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities, but a Fund may make margin deposits in connection with transactions in options, futures and options on futures;

     (3) make short sales of securities or maintain a short position, or write, purchase, or sell puts, calls, straddles, spreads, or combinations thereof, except for the described transactions in options, futures, options on futures and short sales against the box;

     (4) make loans to other persons, except that the Fund reserves freedom of action, consistent with its other investment policies and restrictions and as described in the prospectus and this Statement, to: (a) invest in debt obligations, including those that are either publicly offered or of a type customarily purchased by institutional investors, even though the purchase of such debt obligations may be deemed the making of loans; (b) enter into repurchase agreements; and (c) lend portfolio securities, provided that the Fund may not loan securities if, as a result, the aggregate value of all securities loaned would exceed 33% of its total assets (taken at market value at the time of such loan);

     (5) issue senior securities or borrow, except that the Fund may borrow in amounts not in excess of 10% of its net assets, taken at current value, and then only from banks as a temporary measure for extraordinary or emergency purposes (the Funds will not borrow to increase income, but only to meet redemption requests that otherwise might require untimely dispositions of portfolio securities; interest paid on any such borrowing will reduce net income);

     (6) mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by a Fund except as may be necessary in connection with and subject to the limits in restriction (5);

     (7) underwrite any issue of securities, except to the extent that the purchase of securities directly from an issuer thereof in accord with a Fund's investment objectives and policies may be deemed to be underwriting or to the extent that in connection with the disposition of portfolio securities a Fund may be deemed an underwriter under federal securities laws;

     (8) purchase or sell real estate, or real estate limited partnership interests provided that a Fund may invest in securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein;

     (9) purchase or sell commodities or commodity contracts except that a Fund may purchase or sell futures and options thereon for hedging purposes as described this Statement;

     (10) invest more than 25% of its net assets (or 25% or more of The AAL Small Cap Stock, International, Balanced or High Yield Bond Funds' total assets), taken at current value at the time of each investment, in securities of nongovernmental issuers whose principal business activities are in the same industry (or 25% or more of The AAL Small Cap Stock, International, Balanced or High Yield Bond Funds' total assets) in any single industry or issuer (except the U.S. government or any agency or instrumentality thereof);

     (11) invest in oil, gas or mineral related programs or leases except as may be included in the definition of public utilities, although a Fund may invest in securities of enterprises engaged in oil, gas or mineral exploration;

     (12) invest in repurchase agreements maturing in more than seven days or in other securities with legal or contractual restrictions on resale if, as a result thereof, more than 10% of a Fund's net assets (taken at current value at the time of such investment) would be invested in such securities;

     (13) except for The AAL High Yield Bond Fund, invest in any security if as a result a Fund would have more than 5% of its net assets invested in securities of companies which, together with any predecessors, have been in continuous operation for less than three years;

     (14) purchase securities of other investment companies, if the purchase would cause more than 10% of the value of a Fund's net assets (or 10% of the value of The AAL Small Cap Stock, International, Balanced or High Yield Bond Funds' total assets), to be invested in investment company securities provided that: (a) no investment will be made in the securities of any one investment company if immediately after such investment more than 3% of the outstanding voting securities of such company would be owned by a Fund or more than 5% of the value of a Fund's net assets (or 5% of the value of The AAL Small Cap Stock, International, Balanced or High Yield Bond Funds' total assets) would be invested in such company; and (b) no restrictions shall apply to a purchase of investment company securities in connection with a merger, consolidation acquisition or reorganization; or

     (15) purchase more than 10% of the outstanding voting securities of an issuer or invest for the purpose of exercising control or management.

Each of the above restrictions (1) through (15), as well as each Fund's investment objective, except for The AAL Balanced and High Yield Bond Funds, is a fundamental policy.

Purchases and Redemptions; Pricing Considerations

Purchases and redemptions are discussed in the prospectus under the headings "How to Buy Institutional Shares," "How to Sell (Redeem) Institutional Shares" and "Net Asset Value," and that information is incorporated herein by reference.

The Funds' net asset value is determined only on the days on which the New York Stock Exchange is open for trading. That Exchange is regularly closed on Saturdays and Sundays and on New Years' Day, the third Monday in February, Good Friday, the last Monday in May, Independence Day, Labor Day, Thanksgiving and Christmas. If one of these holidays falls on a Saturday or Sunday, the Exchange will be closed on the preceding Friday or the following Monday, respectively.

The Funds determine the net asset value by adding up the value of a Fund's assets, subtracting the Fund's liabilities, and dividing the balance by the total number of shares outstanding. In determining the current market value for securities traded or listed on an exchange, the Funds use the last sale price on the exchange where the securities primarily trade. For securities that have readily available market quotations, the Funds use an over-the-counter or exchange bid quotation. When a Fund holds securities or other assets that do not have readily available market quotations or are restricted, the Fund values them at fair market value, as determined in good faith by management under the direction of the Board of Trustees. The Funds may use pricing services in determining the current or fair market value of securities held in their portfolios. The Funds value money market instruments with a remaining maturity of 60 days or less on an amortized costs basis. The Funds comply with the SEC's requirements for using an amortized cost valuation method.

Reliable market quotations are not considered to be readily available for many long-term corporate bonds and notes, certain preferred stocks, tax-exempt securities or foreign securities. The Funds may, and generally will, value debt securities on the basis of valuations furnished through a pricing service or services approved by the Board of Trustees. A pricing service generally will determine valuations based upon normal, institutional-size trading units of such securities using market transactions for comparable securities and various relationships between securities generally recognized by institutional traders.

Management prices foreign securities in terms of U.S. dollars at the official exchange rate. Alternatively, it may price these securities at the average of the current bid and asked price of such currencies against the dollar last quoted by a major bank that is a regular participant in the foreign exchange market, or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks. If management does not have either of these alternatives available to it or the alternatives do not provide a suitable method for converting a foreign currency into U.S. dollars, the Board of Trustees in good faith will establish a conversion rate for such currency.

Generally, U.S. government securities and other fixed income securities complete trading at various times prior to the close of the New York Stock Exchange ("NYSE"). For purposes of computing net asset value, the Funds use the market value of such as of the time their trading day ends. Occasionally, events affecting the value of such securities may occur between such times and the close of the NYSE, which events will not be reflected in the computation of a Fund's net asset value. If events materially affecting the value of a Fund's securities occur during such a period, then these securities will be valued at their fair value as determined in good faith by the Trustees.

Foreign securities trading may not take place on all days when the NYSE is open, or may take place on Saturdays and other days when NYSE is not open and the Fund's net asset value is not calculated. When determining the net asset value of the Fund, management values foreign securities primarily listed and/or traded in foreign markets at their market value as of the close of the last primary market where the securities traded. Unless material, as determined by management under the supervision of the Board of Trustees, events affecting the valuation of Fund securities occurring between the time its net asset value is determined and the close of the NYSE will not be reflected in such asset value. As a result, the Fund's net asset value may be significantly affected by such trading on days when the Fund is not accepting purchases or redemptions.

The Funds intend to pay all redemptions in cash and are obligated to redeem shares solely in cash up to the lesser of $250,000 or one percent of the net assets of the Fund during any 90-day period for any one shareholder. However, redemptions in excess of such limit may be paid wholly or partly by a distribution in kind of securities. If redemptions were made in kind, the redeeming shareholders might incur brokerage fees in selling the securities received in the redemptions.

Each Fund reserves the right to suspend or postpone redemptions during any period when: (a) trading on the NYSE is restricted, as determined by the Securities and Exchange Commission, or that the Exchange is closed for other than customary weekend and holiday closings; (b) the Securities and Exchange Commission has by order permitted such suspension; or (c) an emergency, as determined by the Securities and Exchange Commission, exists, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable.

The AAL Money Market Fund-Amortized Cost Valuation

The AAL Money Market Fund values its portfolio securities on the basis of their amortized cost. Amortized cost is an approximation of market value, whereby the difference between acquisition cost and value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value. In addition, if a large number of redemptions take place at a time when interest rates have increased, the Fund may have to sell portfolio securities prior to maturity and at a price which might not be as desirable.

Although there is no assurance that it will be able to do so, the Fund will use its best efforts to maintain a constant net asset value of $1.00 per share for purchases and redemptions. The Board of Trustees has established procedures for this purpose, which procedures include a review of the extent of any deviation of net asset value per share, based on available market quotations, from the $1.00 amortized cost per share. Should that deviation exceed 2 of 1% for the Fund, the Board of Trustees will promptly consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redemption of shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends, and utilizing a net asset value per share as determined by using available market quotations. The Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less and will not purchase any instrument deemed to have a remaining maturity greater than 397 days, will limit portfolio investments, including repurchase agreements, to those dollar denominated instruments that the Board of Trustees determines present minimal credit risks as advised by the Adviser, and will comply with the requirements as to the quality of certain portfolio securities specified by the SEC for money market funds using the amortized cost method of valuation and with certain reporting and record keeping procedures. There is no assurance that constant net asset value can be maintained at all times. In the event amortized cost ceases to represent fair value, the Board will take appropriate action.

Compensation of The Board of Trustees

The Fund makes no payments to any of its officers for services. However, any of the Trustees who are not officers or employees of the Adviser or its parent are paid, by The AAL Mutual Funds, an annual fee of $25,000. These fees are assessed ratably to each series of The AAL Mutual Funds. Trustees are reimbursed by The AAL Mutual Funds for any expenses they may incur by reason of attending such meetings or in connection with services they may perform for The AAL Mutual Funds. For the fiscal year ended April 30, 1997, The AAL Mutual Funds paid an aggregate of $60,280.54 in Trustees' fees and expenses (the Trustees at the time were paid an annual fee of $10,000 and a fee of $1,000 per meeting).

(1)                      (2)                   (3)                   (4)                   (5)                   (6)
Name of Person           Capacities in which   Aggregate             Pension or            Estimated Annual      Total Compensation
                         Remuneration          Remuneration          Retirement Benefits   Benefits Upon         from Registrant and
                         Received                                    Accrued During        Retirement           Fund Complex Paid to
                                                                     Registrant's Last                           Trustees*
                                                                     Fiscal Year

Ronald G. Anderson,      Trustee               -                     -                     -                     -
DOB 10/2/48

John H. Pender,          Trustee               -                     -                     -                     $4,500
DOB 5/25/30

Richard L. Gunderson,    Trustee               -                     -                     -                     -
DOB 6/14/33

F. Gregory Campbell,     Trustee               $14,000               -                     -                     $20,000
DOB 12/16/39

D. W. Russler,           Trustee               $14,000               -                     -                     $20,000
DOB 10/28/28

Richard L. Gady,         Trustee               $14,000               -                     -                     $20,000
DOB 2/28/43

Lawrence M. Woods,       Trustee               $14,000               -                     -                     $20,000
DOB 4/14/32

*The Fund complex includes the AAL Variable Product Series Fund, Inc.

Investment Advisory Services

Please refer to the description of the Adviser, Advisory Agreement and Fees under "Management of the Trust" in the Prospectus, which is incorporated herein by reference.

The following Executive Officers of the Trust also serve as officers or directors of the Adviser as shown:

Ronald G. Anderson              President; Director and President of AAL Capital Management Corporation since  2/26/97
222 West College Avenue
Appleton, WI 54919-0007
DOB 10/2/48

Robert G. Same                  Secretary; Director since 1987,  Executive Vice President and Chief Operating Officer since 2/14/97
222 West College Avenue         and Secretary of AAL Capital Management Corporation since 1987
Appleton, WI 54919-0007
DOB 7/28/45

Terrance P. Gallagher           Treasurer; Director and Chief Financial Officer of AAL Capital Management Corporation since 1994,
222 West College Avenue         Senior Vice President since 1987 and Comptroller since 1992
Appleton, WI 54919-0007
DOB 9/20/58

The Adviser furnishes the Funds, at its expense, with all office space and facilities, equipment and clerical personnel necessary for carrying out its duties under the Advisory Agreement. The Adviser also will pay all compensation of Trustees, officers and employees of the Trust who are affiliated persons of the Adviser. All costs and expenses not expressly assumed by the Adviser under the Advisory Agreement are paid by the Funds, including, but not limited to: (a) interest and taxes; (b) brokerage commissions; (c) insurance premiums; (d) compensation and expenses of its Trustees other than those affiliated with the Adviser; (e) legal and audit expenses; (f) fees and expenses of the Trust's custodian and transfer agent; (g) expenses incident to the issuance of the Trust's shares, including stock certificates and issuance of shares on the payment of, or reinvestment of, dividends; (h) fees and expenses incident to the registration under Federal or state securities laws of the Trust or its shares;
(i) expenses of preparing, printing and mailing reports and notices and proxy material to shareholders of the Trust; (j) all other expenses incidental to holding meetings of the Trust's shareholders; (k) dues or assessments of or contributions to the Investment Company Institute or its successor, or other industry organizations; (l) such non-recurring expenses as may arise, including litigation affecting the Trust and the legal obligations which the Trust may have to indemnify its officers and Trustees with respect thereto; and (m) all expenses which the Trust agrees to bear in any distribution agreement or in any plan adopted by the Trust pursuant to Rule 12b-1 under the Act.


The Adviser may waive its advisory fees for, assume or reimburse the expenses of, any Fund at any time. As of September 1, 1997, the Adviser is waiving .225 of 1% of its .50 of 1% maximum advisory fee for The AAL Money Market Fund. Effectively, the adviser is charging only a 0.275 of 1% advisory fee for the Fund. The Adviser also is reimbursing The AAL High Yield Bond Fund expenses in excess of 1.00% and 1.75% and .75% for Class A, Class B and Institutional shares, respectively, and The AAL Balanced Fund expenses in excess of 1.25%, 2.00% and 1.00% for Class A, Class B and Institutional shares, respectively. Any fee waivers or expense assumptions are voluntary and may be discontinued at any time. The Funds have paid advisory fees net of reimbursements to the Adviser for the past three fiscal years ended April 30, 1997, as follows:

                                  Advisory Fees Paid for Past Three Fiscal Years


For the Year Ended                               April 30. 1995              April 30, 1996             April 30, 1997

The AAL Small Cap Stock Fund                           N/A                        N/A                      $159,016

The AAL Mid Cap Stock Fund                         $1,443,406                  $2,207,510                 $3,188,294

The AAL International Fund                             N/A                      $183,656                   $873,585

The AAL Capital Growth Fund                        $5,910,666                  $7,332,620                 $9,121,422

The AAL Equity Income Fund                          $260,436                    $445,179                   $643,863

The AAL Balanced Fund                                  N/A                        N/A                         N/A

The AAL High Yield Bond Fund                           N/A                        N/A                       $60,205

The AAL Municipal Bond Fund                        $2,134,525                  $2,215,237                 $2,153,751

The AAL Bond Fund                                  $2,448,730                  $2,410,603                 $2,214,486

The AAL Money Market Fund                           $335,173                    $448,619                   $780,148


From its advisory fees, the Adviser pays the sub-advisory fees for The AAL International Fund in accordance with the formula set forth in the prospectus. Prior to November 1, 1995, the Adviser paid Sub-Advisory fees from the Advisory fees received for The AAL Mid Cap Stock, Capital Growth, Equity Income, Municipal Bond and Bond and Money Market Funds.

The Advisory Agreement and Sub-Advisory Agreement for The AAL International Fund provide that subject to Section 36 of the Act, neither the Adviser nor Sub-Adviser shall be liable to the Trust for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the management of the Trust and the performance of their duties under the Agreement except for willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of reckless disregard of their obligations and duties under the agreements.

The Trust has agreed to use its best efforts to change its name if the Adviser ceases to act as such with respect to the Funds. The continued use of the Trust's present name would create confusion in the context of the Adviser or its parent's business.

The Investment Advisory Agreement was approved by the Board of Trustees, including a majority of the Trustees who were not interested persons (as defined in the Act) of any party to the agreement on August 21, 1990, and was approved by the shareholders of The AAL Municipal Bond Fund on November 27, 1990, and The AAL Capital Growth, Bond and Money Market Funds on December 20, 1990. After December 20, 1990, the Advisory Agreement was approved for:

     The AAL Mid Cap Stock by the Board of Trustees on May 18, 1993, and the sole shareholder on June 30, 1993;

     The AAL Equity Income Fund by the Board of Trustees on February 24, 1994, and the sole shareholder on March 18, 1994;

     The AAL International Fund by the Board of Trustees on May 23, 1995, and the sole shareholder on July 31, 1995;

     The AAL Small Cap Stock Fund by the Board of Trustees on February 23, 1996, and the sole shareholder on July 1, 1996;

     The AAL High Yield Bond Fund by the Board of Trustees on May 29, 1996, and the sole shareholder on January 8, 1997; and


     The AAL Balanced Fund by the Board of Trustees on November 19, 1997, and the sole shareholder on , January 2, 1998.


On October 16, 1995, the Board of Trustees terminated the Sub-Advisory Agreements (effective November 1, 1995) with, and approved the assumption of the duties by the Adviser of, the Sub-Advisers, Duff & Phelps Investment Management Co., and Pilgrim Baxter & Associates Ltd., for The AAL Mid Cap Stock, Capital Growth, Equity Income, Municipal Bond, Bond and Money Market Funds. The Board of Trustees also approved reductions in the advisory fees for these Funds.

On May 23, 1995, the Board of Trustees, including a majority of the Trustees who were not interested persons (as defined in the Act) of any party to the agreement approved the current Sub-Advisory Agreement with Societe Generale Asset Management Corp. for The AAL International Fund.

The Advisory Agreement and Sub-Advisory Agreement will continue in effect from year to year only so long as such continuances are specifically approved at least annually by the Board of Trustees, including a majority of the Trustees who are not interested persons (as defined in the Act). The Advisory Agreement and Sub-Advisory Agreement are terminable upon assignment or at any time without penalty by the Board of Trustees or by vote of the holders of a majority of the outstanding voting securities of the Trust. With respect to a particular Fund, the Advisory or Sub-Advisory Agreement, if any, is terminable by the vote of a majority of the outstanding shares of such Fund or by the Adviser on 60 days written notice to the Trust.

Distributor

AAL Capital Management Corporation is the exclusive underwriter for the Funds under a written Distribution Agreement, dated June 15, 1987, as amended, with the Funds. The underwriter offers the shares of the Funds for sale on a continuous basis through its field sales force.

The public offering price of a Fund's Institutional shares is the net asset value next computed. The Funds began offering Institutional shares on December 29, 1997.

General

AAL Capital Management Corporation acts as exclusive underwriter for the Funds' Class A and Class B shares and two additional series of The AAL Mutual Funds:
The AAL U.S. Government Zero Coupon Target Fund, Series 2001; and The AAL U.S. Government Zero Coupon Target Fund, Series 2006. For information on the Fund's Class A and Class B shares, please see the separate prospectus and statement of additional information.

Portfolio Transactions

The Adviser and/or Sub-Adviser for The AAL International Fund direct the placement of orders for the purchase and sale of the Funds' portfolio securities.

The cost of securities transactions for each Fund will consist primarily of brokerage commissions or dealer or underwriter spreads. Bonds and money market instruments are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes.

Occasionally, securities may be purchased directly from the issuer. For securities traded primarily in the over-the-counter market, the sellers who make a market in the securities will be dealt with directly unless better prices and execution are available elsewhere. Such dealers usually act as principals for their own account. In placing portfolio transactions, the Adviser seeks the best combination of price and execution.

In determining which brokers provide best execution, the Adviser and/or Sub-Adviser for The AAL International Fund look primarily to the stock price quoted by the broker, and normally places orders with the broker through which the most favorable price can be obtained. It is expected that securities will ordinarily be purchased in the primary markets, and that in assessing the best net price and execution available to a Fund, the Adviser and/or Sub-Adviser for The AAL International Fund will consider all factors they deem relevant, including the breadth or the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis). Although it is expected that sales of shares of the Funds will be made only by the Distributor, the Adviser may in the future consider the willingness of particular brokers to sell shares of the Funds as a factor in the selection of brokers for the Funds' portfolio transactions, subject to the overall best price and execution standard.

Assuming equal execution capabilities, other factors may be taken into account in selecting brokers or dealers to execute particular transactions and in evaluating the best net price and execution available. The Adviser and/or Sub-Adviser for The AAL International Fund may consider "brokerage and research services" (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), statistical quotations, specifically the quotations necessary to determine the Funds' net asset values, and other information provided to the Funds, to the Adviser or Sub-Adviser (or their affiliates). The Adviser and/or Sub-Adviser for The AAL International Fund may also cause a Fund to pay to a broker or dealer who provides such brokerage and research services a commission for executing a portfolio transaction which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction. The Adviser and/or Sub-Adviser for The AAL International Fund must determine, in good faith, however, that such commission was reasonable in relation to the value of the brokerage and research services provided, viewed in terms of that particular transaction or in terms of all the accounts over which the Adviser and/or Sub-Adviser for The AAL International Fund exercise investment discretion. It is possible that certain of the services received by the Adviser and/or Sub-Adviser for The AAL International Fund attributable to a particular transaction will benefit one or more other accounts for which investment discretion is exercised by the Adviser and/or Sub-Adviser for The AAL International Fund. The Funds paid, $1,108,673, $1,697,844 and $4,205,263 in brokerage commissions in each of the past 3 fiscal years.

Dividends, Distributions and Taxes

     The AAL Small Cap Stock, Mid Cap Stock, International, Capital Growth, Equity Income, Balanced, High Yield Bond, Bond and Money Market Funds

Each of the Funds' dividends, except for The AAL Municipal Bond Fund's dividends, from net investment income together with distribution of short-term capital gains (collectively "income dividends") are taxable as ordinary income to shareholders whether paid in additional shares or in cash. Any long-term capital gains ("capital gains distributions") distributed to shareholders are treated as such by the shareholders, whether received in cash or in additional shares, regardless of the length of time a shareholder has owned the shares. These Funds intend to distribute substantially all their net investment income and net realized long-term capital gains in order to avoid imposition of federal income and excise tax liability. The AAL Small Cap Stock, Mid Cap Stock and International Funds expect to pay any dividends annually. The AAL Capital Growth Fund expects to pay any dividends semi-annually and The AAL Equity Income and Balanced Funds expect to pay any dividends quarterly. The AAL High Yield Bond, Bond and Money Market Funds will accrue income dividends daily and expect to pay these dividends monthly. These Funds expect to distribute capital gains, if any, at least annually.

     The AAL Municipal Bond Fund

The AAL Municipal Bond Fund expects to accrue income dividends daily and to distribute to shareholders all of its net investment income in monthly dividends and net realized capital gains, if any, at least annually. Dividends derived from the interest earned on municipal securities constitute "exempt-interest dividends" and are generally not subject to federal income tax. Distributions of net realized capital gains (whether from tax-exempt or taxable securities) are taxable to shareholders. The federal income tax status of all distributions will be reported to shareholders annually. Such report will allocate income dividends between tax-exempt and taxable income (if any) in approximately the same proportions as the Fund's total income during the year. Accordingly, income derived from each of these sources by the Fund may vary substantially in any particular distribution period from the allocation reported to shareholders annually.

Interest on borrowing a shareholder incurs to purchase or carry shares of this Fund may not be deductible for federal income tax purposes. Shareholders may be subject to state and local taxes on dividends from this Fund, including those which are exempt from federal income tax.

Entities or persons who are "substantial users" (or persons who are related to "substantial users") of facilities financed by industrial revenue bonds should consult their tax advisers before purchasing shares of The AAL Municipal Bond Fund. For these purposes, the term "substantial user" is defined generally to include a "non-exempt person" who regularly uses in trade or business a part of a facility financed from the proceeds of industrial development revenue bonds.

The 1986 Tax Reform Act subjects tax-exempt interest attributable to certain "private activity bonds" (including, in the case of a regulated investment company receiving interest on such bonds, a proportionate part of the exempt-interest dividends paid by that company) to the individual and corporate alternative minimum tax. However, the Fund will not invest more than 20% of its assets in such private activity bonds. Moreover, certain corporate shareholders may be subject to a federal "environmental" tax with respect to their receipt of dividends and distributions.

The AAL International Fund -- Foreign Withholding Tax

The AAL International Fund may be subject to foreign withholding taxes on income and gains derived from its investments outside the U.S. Such taxes would reduce the yield on the Fund's investments. Tax treaties between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of the value of the Fund's total assets at the close of any taxable year consist of stocks or securities of foreign corporations, the Fund may elect, for U.S. federal income tax purposes, to treat any foreign country income or withholding taxes paid by the Fund that can be treated as income taxes under U.S. income tax principles, as paid by its shareholders. For any year that the Fund makes such an election, each of its shareholders will be required to include in his income (in addition to taxable dividends actually received) his allocable share of such taxes paid by the Fund and will be entitled, subject to certain limitations, to credit his portion of these foreign taxes against his U.S. federal income tax due, if any, or to deduct it (as an itemized deduction) from his U.S. taxable income, if any. Generally, credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S.
tax attributable to his foreign source taxable income.

If the pass through election described above is made, the source of the Fund's income flows through to its shareholders. Certain gains from the sale of securities and currency fluctuations will not be treated as foreign source taxable income. In addition, this foreign tax credit limitation must be applied separately to certain categories of foreign source income, one of which is foreign source "passive income." For this purpose, foreign "passive income" includes dividends, interest, capital gains and certain foreign currency gains. As a consequence, certain shareholders may not be able to claim a foreign tax credit for the full amount of their proportionate share of the foreign tax paid by the Fund.

The foreign tax credit can be used to offset only 90% of the alternative minimum tax (as computed under the Code for purposes of this limitation) imposed on corporations and individuals. If the Fund does not make the pass through election described above, the foreign taxes it pays will reduce its income, and distributions by the Fund will be treated as U.S. source income.

Each shareholder will be notified within 60 days after the close of the Fund's taxable year whether, pursuant to the election described above, the foreign taxes paid by the Fund will be treated as paid by its shareholders for that year and, if so, such notification will designate: (i) such shareholder's portion of the foreign taxes paid to such country; and (ii) the portion of the Fund's dividends and distributions that represent income derived from sources within such country.

Investments by the Fund in stocks of certain foreign corporations that generate largely passive investment-type income, or which hold a significant percentage of assets that generate such income (referred to as "passive foreign investment companies" or "PFICs"), are subject to special tax rules designed to prevent deferral of U.S. taxation of the Fund's share of the PFIC's earnings. In the absence of certain elections to report these earnings on a current basis, regardless of whether the Fund actually receives any distributions from the PFIC, a Fund would be required to report certain "excess distributions" and any gain from the disposition of stocks of the PFIC, as ordinary income. This ordinary income would be allocated ratably to the Fund's holding period for the stocks. Any amounts allocated to prior taxable year will be taxable to the Fund at the highest rate of tax applicable in that year, increased by a interest charge determined as though the amounts were underpayment of tax. Amounts allocated to the year of the distribution or disposition would be included in the Fund's net investment income for that year, and to the extent distributed as a dividend to the Fund's shareholders would not be taxable to the Fund.

Summary

The foregoing is only a summary of certain tax considerations generally affecting the Funds and their shareholders. Investors are urged to consult their tax advisors with specific reference to their own tax situations, including state and local tax liability.

Calculation of Yield and Total Return

From time to time the Funds may advertise yield and total return for their shares for various periods of investment. Such information will always include uniform performance calculations based on standardized methods established by The Securities and Exchange Commission, which reflect the front-end sales charge on a Class A share and the CDSC on a Class B share (Institutional shares are not subject to sales charges or Rule "12b-1 distribution fees"), and may also include other total return information without giving effect to the sales charges, if any. Yield is based on historical earnings and total return is based on historical calculated earnings; neither is intended to indicate future performance. Performance information should be considered in light of the particular Fund's investment objectives and policies, characteristics and quality of its portfolio securities and the market conditions during the applicable period and should not be considered as a representation of what may be achieved in the future. Investors should consider these factors, in addition to differences in the methods used in calculating performance information and the impact of taxes on alternative investments when comparing a particular Fund's performance to the performance data published for alternative investments.

Standardized Performance Information

Average Annual Total Return. For each of the Funds, except The AAL Money Market Fund, standardized average annual total return for Institutional shares is computed by finding the average annual compounded rates of return for these shares over the 1, 5 and 10 year periods (or the portion thereof during which the Fund has been in existence) that would equate the initial amount invested in such shares to the ending redeemable value according to the following formula:

                  T =     (ERV/P)^(1/n) - 1

     Where:

                  T =     average annual total return for the class;

                  n =     number of years and portion of a year;

                  ERV = ending redeemable value for the class (of the hypothetical $1,000 payment) at the end of the 1, 5 and 10 year periods, or fractional portion thereof, after deduction of all non-recurring charges for the class (i.e., none for institutional shares), assuming redemption at the end of the period;

                  P =     $1,000  (the  hypothetical   initial  payment
                          before  deduction of the maximum  sales load, if
                          any); and

                  ^ =     raised to the power of.

For annual return information for the Funds' Class A and Class B shares based on gross amount invested, please see the separate prospectus and statement of additional information. There is no standardized annual return information available for Institutional shares. Institutional shares first became available to investors on December 29, 1997.

Current Yield. Current yield quotations for the Funds, except The AAL Money Market Fund, are based on a 30-day (or one-month) period, and are computed by dividing the net investment income per share for each class earned during the period by the maximum offering price per share for each class on the last day of the period, according to the following formula:

                  Yield  2[((a - b)/(cd) + 1)^6 - 1]

     where:

                  a = dividends and interest earned by the class during the period;

                  b = expenses accrued by the class for the period (net of reimbursements);

                  c = the average daily number of shares outstanding for the class during the period they were entitled to receive dividends; and

                  d = the maximum offering price per share for the class on the last day of the period.

                  ^ =     to the power of.

For purposes of this calculation, income earned on debt obligations is determined by applying a calculated yield-to-maturity percentage to the obligations held during the period. Interest earned on mortgage-backed securities will be calculated using the coupon rate and principal amount after adjustment for a monthly pay down. Income earned on stocks is determined by using the stated annual dividend rate applied over the performance period. There is no yield information for the Funds' Institutional shares. The Funds' institutional shares first became available to investors on December 29, 1997. For information on the Funds' yields for Class and Class B shares, please see the separate prospectus and statement of additional information.

Tax Equivalent Yield. The AAL Municipal Bond Fund will calculate a tax equivalent yield based on a 30-day (or one-month) period for the Fund's shares, computed by dividing that portion of the yield of the Fund for the share class (computed as described above) that is tax-exempt by one minus a stated income tax rate and adding the quotient to that portion if any, of the yield of that share class for the Fund that is not tax exempt. The formula for computation of the tax equivalent yield is:

                  X =     (N/1-F) + T

     Where:

                  N = % of yield for the class derived from tax-exempt income;

                  F =     federal income tax rate; and

                  T =     % of yield for the class derived from taxable income.

There is no tax equivalent yield information for institutional shares. Institutional shares first became available to investors on December 29, 1997. For tax-equivalent yield information for the Fund's Class A and Class B shares, please see the separate prospectus and statement of additional information.

Current and Effective Yield - The AAL Money Market Fund. The AAL Money Market Fund may quote a current yield or effective yield for its shares from time-to-time. The current yield is an annualized yield based on the net change in account value for each class for a seven-day period. The effective yield is an annualized yield based on a daily compounding of the current yield for each share class. These yields are each computed by first determining the "Net Change in Account Value" for each share class for a hypothetical account having a share balance of one share at the beginning of a seven-day period ("Beginning Account Value"), excluding capital changes. The Net Change in Account Value will always equal the total dividends declared with respect to the account. The yields for each share class are computed as follows:

     Current Yield = Net Change in Account Value Per Class   365
                     Beginning Account Value Per Class       x 7

     Effective Yield = [1 + Net Change in Account Value Per Class]  365/7 - 1

There is no current or effective yield information for the Fund's Institutional shares. Institutional shares first became available to investors on December 29, 1997. For information on the Fund's current or effective yield for Class A and Class B shares, please see the separate prospectus and statement of additional information.

In addition to fluctuations reflecting changes in net income of the Fund resulting from changes in income earned on its portfolio securities and in its expenses, the Fund's yield also would be affected if the Fund were to restrict or supplement its dividends in order to maintain its net asset value at $1.00. (See "Net Asset Value" in the Prospectus and in this Statement.) Portfolio changes resulting from net purchase or net redemptions of Fund shares may affect yield. Accordingly, the Fund's yield may vary from day to day and the yield stated for a particular past period is not a representation as to its future yield. The Fund's yield is not guaranteed nor is its principal insured. Although there is no assurance that it will be able to do so, the Fund will use its best efforts to maintain its net asset value per share at $1.00.

Other Performance Information

All of The AAL Mutual Funds may, from time to time, include in their sales literature and advertisements: (1) total return quotations computed for different time periods or by a method that differs from the computations described in the section above for a Fund's shares; (2) calculations of the growth of an investment (or series of investments), at various assumed interest rates and compounding, to show the effect of the length of time, interest rate and/or tax deferral on an investment for a Fund's shares; (3) illustrate the concepts of asset allocation by use of hypothetical case studies using various risk levels and life cycles, as well as illustrating the effect of various tax brackets and tax deferrals on hypothetical systematic investing for a Fund's shares; and (4) performance relative to the performance of other investments such as stocks, bonds, closed end funds, certificates of deposit, as well as various indices such as the Consumer Price Index and indices generated by lbbotson & Associates and Chase Global Data and Research Products for a Fund's shares.

Average Annual Total Return. All Funds, except The AAL Money Market Fund, may advertise an average annual total return calculation for a Fund's shares for any appropriate time period, based upon the value of a net investment in the Fund for the class. For institutional shares the difference between the gross (or standardized) returns and net returns (which in the case of Class A shares would be calculated after deduction of the maximum sales charge and in the case of Class B shares after deducting the CDSC ) would be the same. Investors in the Funds' institutional shares do not pay sales charges, either as a front-end load or as a CDSC. The formula for calculating the value of a net investment in the Funds' shares is as follows:

                  T =     n(ERV/P)^(1/n)-1

     where:

                  T =     average annual total return for the class;

                  n =     number of years and portion of a year;

                  ERV = ending redeemable value for the class (of the hypothetical $1,000 investment) at the end of any period after deducting all non-recurring charges (i.e., CDSC for Class B shares, none for institutional shares) assuming redemption at the end of the period;

                  P =     $1,000   (the   hypothetical   initial   net
                          investment after deduction of the sales load, if
                          any).

                  ^ =     raised to the power of.

There is no annual return information for Institutional shares based on net amount invested. Institutional shares first became available to investors on December 29, 1997. For annual return information based on net amount invested for the Funds' Class A and Class B shares, please see the separate prospectus and statement of additional information.

Performance information for the Funds' shares may be compared to various unmanaged indexes, such as Morgan Stanley's EAFE and World, Dow Jones Industrial and Averages, the S&P 500, S&P MidCap 400, S&P Small Cap or Lehman Brothers High Yield Index, Lehman Brothers Aggregate or other Lehman Bond Indexes, as well as indices of similar mutual funds, and various foreign country and currency indices. The Funds may include in their advertising rankings published by recognized statistical services or publishers such as Morningstar, Lipper Analytical Services, Inc., Weisenberger Investment Companies Services or rankings shares published by other comparable national services that rank mutual funds. They also may use information from publications such as Barron's, Business Week, The Economist, Financial World, Forbes, Fortune, Kiplinger's Personal Finance, Money, Smart Money, the Star, The Wall Street Journal or Worth, and from videotapes of television shows and interviews involving investment experts, including employees of the Adviser and/or Sub-Adviser for The AAL International Fund.
Advertisements may depict performance graphically.

General

The Trust's Declaration of Trust permits its Trustees to issue an unlimited number of full and fractional shares of beneficial interest and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in a Fund. Pursuant to this authority, the Trustees have issued Class A, Class B and Institutional shares for the Funds, except for The AAL U.S. Government Zero Coupon Target Funds, Series 2001 and 2006. Each class share represents an interest in a Fund proportionately equal to the interest of each other share in its class. If the Trust were to liquidate, all shareholders of a Fund would share pro rata in its net assets for the class available for distribution to shareholders. If they deem it advisable and in the best interests of shareholders, the Board may create additional classes of shares that may differ from each other only as to dividends or, as is the case with the Funds, as to assets and liabilities (in which case any such class would have a designation including the word "Series"). Shares of each series are entitled to vote as a series only to the extent required by the '40 Act or as permitted by the Trustees. Income and operating expenses are allocated fairly among the series by the Trustees.

As of October 9, 1997, the officers and Trustees of the Trust owned less than 1% of the shares of any Funds. As of October 9, 1997, the following account holders held in excess of 5% of the following Funds' shares:

                                             Percentage
Shareholder                                  Ownership

Aid Association for Lutherans (AAL)
4321 N. Ballard Road
Appleton, Wisconsin 54919

     The AAL High Yield Bond Fund               25%

AAL Capital Management Corporation

     The AAL Money Market Fund                   5%

LCMS Foundation

     The AAL Bond Fund                           6%


Because AAL owns more than 25% of The AAL High Yield Bond Fund, AAL is considered a control person of the Fund and, as such, has voting power in connection with any matters subject to a shareholders vote for the Fund.

Except for the election of Trustees and ratification of the selection of accountants, any matter required to be submitted to shareholder vote is not deemed to have been effectively acted upon unless approved by the holders of a "majority" (as defined in the Rule) of the voting securities of each Series affected by the matter.

The AAL Small Cap Stock, Mid Cap Stock, Capital Growth, Equity Income, Balanced, High Yield Bond, Municipal Bond, Bond and Money Market Funds' custodian is Firstar Trust Company. The AAL International Fund's custodian is The Chase Manhattan Bank, N. A. The custodians are responsible for holding the Funds' assets.

AAL Capital Management Corporation provides certain administrative, accounting and pricing services to the Funds, including calculating the daily net asset value per class share; maintaining original entry documents and books of record and general ledgers; posting cash receipts and disbursements; reconciling bank account balances monthly; recording purchases and sales based on Sub-Adviser communications; and preparing monthly and annual summaries to assist in the preparation of financial statements of, and regulatory reports for, the Funds. These services were formerly provided by the Funds' Custodian. An Administrative Services Agreement with the Adviser was approved by a majority of the Trustees of the Funds, including a majority of the Trustees who are not interested persons of the Funds or of the Adviser and was approved by the shareholders of The AAL Municipal Bond Fund on November 27, 1990 and of The AAL Capital Growth, Bond and Money Market Funds on December 20, 1990, The Board of Trustees approved the addition of:

     The AAL Mid Cap Stock Fund to this agreement on May 18, 1993; The AAL Equity Income Fund on February 24, 1994; The AAL International Fund on May 23, 1995; The AAL Small Cap Stock on February 28, 1996; The AAL High Yield Bond Fund on May 29, 1996; and The AAL Balanced Fund on November 19, 1997.

The principal motivation for having the Adviser provide these services was cost. The Adviser has agreed to provide these services at rates that would not exceed the rates charged by unaffiliated vendors for similar services. The initial rate of payment for these services was $25,000 per Fund per year, plus the cost of outside pricing services but only to the extent the Adviser is not voluntarily absorbing any expenses of that Fund. The annual rates of payment approved by the Trustees presently are:

     The AAL Small Cap Stock Fund - $35,000
     The AAL Mid Cap Stock Fund - $35,000
     The AAL International  Fund - $40,000
     The AAL Capital Growth Fund - $35,000
     The AAL Equity  Income Fund - $35,000
     The AAL  Balanced  Fund - $35,000
     The AAL High  Yield  Bond  Fund - $30,000
     The AAL Bond Fund - $35,000
     The AAL Municipal Bond Fund - $35,000
     The AAL Money Market Fund - $35,000
     The AAL U. S. Government Zero Coupon Target Fund Series 2001 - $2,500 The AAL U. S. Government Zero Coupon Target Fund Series 2006 - $2,500

The Agreement will continue in effect from year to year, as long as it is approved at least annually by the Funds' Board of Trustees or by a vote of the outstanding voting securities of the Funds and in either case by a majority of the Trustees who are not parties to the Agreement or interested persons of any such party. The Agreement terminates automatically if assigned and may be terminated without penalty by either party on 60-days' notice. The Agreement provides that neither the Adviser nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any act or omission in the execution and the discharge of its obligations under the Agreement, except for willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of reckless disregard of their obligations and duties under the Agreement.

Shareholder Maintenance Agreement

The Board of Trustees authorized the Funds to contract with AAL Capital Management Corporation for certain shareholder maintenance services, effective April 1, 1995. These shareholder services include answering customer inquiries regarding account status, explaining and assisting customers with the exercise of their account options and facilitating shareholder telephone transaction requests.

The annual fee payable to AAL Capital Management Corporation for providing such services is based upon, and limited by, the difference between the current account fees actually charged by Firstar Trust Company, as transfer and dividend disbursing agent, and the normal full-service fee schedule published by Firstar Trust Company, as well as reimbursement for certain actual out-of-pocket costs including postage and telephone charges. This account differential, including reimbursement for expenses, is at an annualized rate of $4.08 per account, effective June 1, 1996. The Agreement will continue in effect from year to year, as long as it is approved at least annually by the Funds' Board of Trustees or by a vote of the outstanding voting securities of the Funds and in either case by a majority of the Trustees who are not parties to the Agreement or interested persons of any such party. The Agreement terminates automatically if assigned and may be terminated without penalty by either party on 60-days= notice. The Agreement provides that neither the Adviser nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any act or omission in the execution and the discharge of its obligations under the Agreement, except for willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of reckless disregard of their obligations and duties under the Agreement. These fees are not currently assessed against the Fund but may be in the future.

Independent Accountants

The Trust's independent accountants, Price Waterhouse LLP, examine the Funds' annual financial statements, assist in the preparation of certain reports to the Securities and Exchange Commission and review the Trust's state and Funds' federal tax returns.

Financial Statements

The  financial   statements,   notes  to  financial  statements  and  report  of
independent accountants for the Funds included in the Annual Report to Shareholders of the Trust, for the year ended April 30, 1997, are hereby incorporated by reference.